UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 1

Date of reporting period: November 1, 2006–October 31, 2007

Item 1: Reports to Shareholders

>  For the fiscal year ended October 31, 2007, returns for the Vanguard International Stock Index Funds were excellent across the board. A falling U.S. dollar boosted returns for U.S. investors.

>  The funds tracked their benchmarks, though adjustments for fair-value pricing provided a temporary performance advantage. All but two delivered returns that surpassed the average return for their mutual fund peers.

>  The rapid industrialization of emerging market economies and a high level of mergers and acquisitions were among the factors driving international gains.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
European Stock Index Fund	11
Pacific Stock Index Fund	48
Emerging Markets Stock Index Fund	82
Total International Stock Index Fund	128
Developed Markets Index Fund	138
Institutional Developed Markets Index Fund	148
Your Fund’s After-Tax Returns	160
About Your Fund’s Expenses	162
Glossary	165

European Stock Index Fund
Pacific Stock Index Fund
Emerging Markets Stock Index Fund
Developed Markets Index Fund
Institutional Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard European Stock Index Fund
Investor Shares	VEURX	28.5%
Admiral™ Shares[1]	VEUSX	28.6
Signal™ Shares[2]	VESSX	28.6
Institutional Shares[3]	VESIX	28.6
ETF Shares[4]	VGK
Market Price		28.4
Net Asset Value		28.6
MSCI Europe Index		28.0
Average European Region Fund[5]		27.5

Vanguard Pacific Stock Index Fund
Investor Shares	VPACX	19.5%
Admiral Shares[1]	VPADX	19.6
Signal Shares[2]	VPASX	5.7[6]
Institutional Shares[3]	VPKIX	19.7
ETF Shares[4]	VPL
Market Price		19.1
Net Asset Value		19.7
MSCI Pacific Index		18.3
Average Japan/Pacific Region Fund[5]		13.9

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4  Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows the ETF returnsbased on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5  Derived from data provided by Lipper Inc.

6  Since inception: June 4, 2007.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	VEIEX	69.6%
Admiral Shares[1]	VEMAX	69.8
Signal Shares[2]	VERSX	53.4[3]
Institutional Shares[4]	VEMIX	69.9
ETF Shares[5]	VWO
Market Price		68.7
Net Asset Value		69.8
MSCI Emerging Markets Index		67.8
Average Emerging Markets Fund[6]		63.3

Vanguard Total International Stock Index Fund	VGTSX	32.5%
Total International Composite Index[7]		31.6
Average International Fund[6]		27.8

Vanguard Developed Markets Index Fund	VDMIX	25.7%
MSCI EAFE Index		24.9
Average International Fund[6]		27.8

Vanguard Institutional Developed Markets Index Fund	VIDMX	25.8%
MSCI EAFE Index		24.9
Average International Fund[6]		27.8

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  Since inception: January 19, 2007.

4  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

5  Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows the ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

6  Derived from data provided by Lipper Inc.

7  Consists of the MSCI Europe Index (56%), the MSCI Pacific Index (24%), and the MSCI Emerging Markets Index (20%) as of October 31, 2007.

Your Fund’s Performance at a Glance

October 31, 2006–October 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
European Stock
Investor Shares	$34.67	$43.43	$0.924	$0.000
Admiral Shares	81.50	102.09	2.242	0.000
Signal Shares	31.51	39.50	0.842	0.000
Institutional Shares	34.74	43.51	0.970	0.000
ETF Shares	65.21	81.66	1.809	0.000
Pacific Stock
Investor Shares	$12.13	$14.19	$0.267	$0.000
Admiral Shares	79.43	92.94	1.817	0.000
Signal Shares	30.53[1]	32.28	0.000	0.000
Institutional Shares	12.15	14.22	0.283	0.000
ETF Shares	64.24	75.17	1.473	0.000
Emerging Markets Stock
Investor Shares	$22.05	$36.78	$0.396	$0.000
Admiral Shares	29.03	48.47	0.534	0.000
Signal Shares	30.38[2]	46.61	0.000	0.000
Institutional Shares	22.11	36.90	0.429	0.000
ETF Shares	69.91	116.62	1.339	0.000
Total International Stock	$16.90	$21.89	$0.402	$0.000
Developed Markets	$12.15	$14.91	$0.299	$0.005
Institutional Developed Markets	$12.05	$14.79	$0.316	$0.000

1  Share price at inception: June 4, 2007.

2  Share price at inception: January 19, 2007.

Chairman’s Letter

Dear Shareholder,

Like their U.S. counterpart, international stock markets experienced sharp declines during the summer; however, the growth juggernaut in developing countries was not to be stopped. Vanguard Emerging Markets Stock Index Fund returned an eye-popping 69.6% for Investor Shares. Gains in Europe and the Pacific region were more modest, but remained well ahead of the U.S. broad market.

Results for the Vanguard International Stock Index Funds exceeded those for their respective benchmark indexes and the average returns for their peer groups, with the exception of the Vanguard Developed Markets Index Fund and its institutional counterpart, which is available at a minimum initial investment of $5 million. The funds’ outperformance relative to the benchmarks was an anomaly driven by short-term discrepancies that arose from fair-value pricing, which is described more fully below.

If you own one or more of the funds in a taxable account, you may wish to review the details of the funds’ after-tax returns on page 120.

Stocks rode a bumpy path to impressive results

The turmoil that hit stock markets during the summer arose in the arena of U.S. housing finance. Years of extending home loans to U.S. buyers with weak credit came home to roost, ruffling balance sheets across the United States and Europe, where many financial institutions invested heavily in income-oriented products based on these mortgages. Skittish investors also had to contend with soaring crude oil prices, which touched historic highs at the end of the fiscal year, and a U.S. dollar that dipped to record lows versus other major currencies.

Still, the broad U.S. stock market returned an impressive 15.3%, while gains were significantly larger in Europe and emerging markets, which also benefited from a falling dollar. In the United States, large capitalization stocks outperformed small-caps, and growth stocks outperformed value stocks—both continuing the recent months’ reversals of longer-term trends. In most markets around the globe, top performances came from stocks in the energy, materials, and industrials sectors, which have benefited from rapid industrialization in emerging market economies.

Bond investors converged on high-quality issues

As troubles in the subprime credit markets rippled across the financial markets, bond investors sought the relative safety of U.S. Treasury bonds. This “flight to quality” drove prices for Treasuries higher and yields lower, and widened the spread between Treasury yields and the much higher yields demanded by investors for riskier bonds. Declines in Treasury yields were steepest at the short end of the maturity spectrum, aided by the actions of the Federal Reserve Board. The central bank lowered the target for short-term interest rates to 4.5% in two separate rate cuts (a half-percentage-point in September and a quarter-point on October 31). The yield of the 3-month Treasury bill finished the fiscal period at 3.92% after spending much of the year near 5%; the 10-year Treasury note ended at 4.47%.

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2007
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	33.0%	27.4%	26.4%
Russell 1000 Index (Large-caps)	15.0	13.8	14.5
Russell 2000 Index (Small-caps)	9.3	13.7	18.7
Dow Jones Wilshire 5000 Index (Entire market)	15.3	14.2	15.3

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.4%	3.9%	4.4%
Lehman Municipal Bond Index	2.9	3.7	4.5
Citigroup 3-Month Treasury Bill Index	5.0	4.1	2.9

CPI
Consumer Price Index	3.5%	3.1%	2.9%

For the year, the broad taxable U.S. bond market returned 5.4%. Returns from tax-exempt bonds were lower, as these issues did not benefit from the late-summer rally in Treasuries.

Expense Ratios[1]
Your fund compared with its peer group
	Fund	Acquired	Peer-Group
	Expense	Fund Fees and	Expense
	Ratio	Expenses[2]	Ratio
European Stock Index Fund
Investor Shares	0.22%	—	1.44%
Admiral Shares	0.12	—	1.44
Signal Shares	0.12	—	1.44
Institutional Shares	0.09	—	1.44
ETF Shares	0.12	—	1.44
Pacific Stock Index Fund
Investor Shares	0.22%	—	1.65%
Admiral Shares	0.12	—	1.65
Signal Shares	0.12[3]	—	1.65
Institutional Shares	0.09	—	1.65
ETF Shares	0.12	—	1.65
Emerging Markets Stock Index Fund
Investor Shares	0.37%	—	1.88%
Admiral Shares	0.25	—	1.88
Signal Shares	0.25[3]	—	1.88
Institutional Shares	0.20	—	1.88
ETF Shares	0.25	—	1.88
Total International Stock Index Fund	—	0.27%	1.57%
Developed Markets Index Fund	—	0.22%	1.57%
Institutional Developed Markets Index Fund	—	0.09%	1.57%

1  Fund expense ratios reflect the 12 months ended October 31, 2007. Peer groups are: for the European Stock Index Fund, the Average European Region Fund; for the Pacific Stock Index Fund, the Average Japan/Pacific Region Fund; for the Emerging Markets Stock Index Fund, the Average Emerging Markets Fund; for the other funds, the Average International Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

2  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not have any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

3  Annualized.

Strong returns from markets around the globe

The Vanguard International Stock Index Fund lineup includes three distinct regional index funds (European, Pacific, and Emerging Markets) and three funds-of-funds that contain combinations of those regional funds.

The European Stock Index Fund’s Investor Shares posted a 28.5% return for the fiscal period. All three of the fund’s most heavily weighted countries (the United Kingdom, France, and Germany, which, on average, represented more than half of the index) posted stellar gains. The strongest results came from industrials, utilities, telecommunication services, and materials companies—with returns in these sectors ranging from 43% to 55%.

Exports to rapidly growing emerging markets fed the gains, which were also buoyed by an active mergers-and-acquisitions market. The weakest-performing sector was health care, which gained less than 2%. Negative returns from AstraZeneca and Novartis restrained performance for the fiscal year.

The Pacific Stock Index Fund’s Investor Shares returned 19.5% for the period. The gains here were lopsided: The 56.6% and 63.4% returns of Australia and Hong Kong, which together represented roughly 25% of the index on average, gave heft to returns that were otherwise restrained by a 4.9% performance from Japan, which represented 70% of the index. Japanese banks were particularly weak during the year, partly because of the impact of subprime mortgages. The Pacific Stock Index’s brightest sectors were energy, materials, and industrials. No sectors produced negative returns; however, utilities were flat and consumer discretionary stocks gained less than 4%, with Toyota Motor—Japan’s largest stock—falling 2%.

Total Returns
Ten Years Ended October 31, 2007[1]
			Average
			Annual Return
			Average
	Vanguard	Target	Competing
Index Fund	Fund	Index	Fund[2]
European Stock Investor Shares	10.8%	10.7%	10.7%
Pacific Stock Investor Shares	6.4	6.4	6.0
Emerging Markets Stock Investor Shares	16.1	16.1	14.3
Total International Stock	10.2	10.1	8.8
Developed Markets	7.5	7.4	6.8
Institutional Developed Markets	7.5	7.5	6.7

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  Since inception for the Developed Markets Index Fund (May 8, 2000) and the Institutional Developed Markets Index Fund (June 1, 2000).

2  Derived from data provided by Lipper Inc.

The Emerging Markets Stock Index Fund’s Investor Shares delivered a 69.6% return, with supercharged results coming from throughout the developing world. Brazil, for example, gained 111.5% for the year, largely on the strength of its energy, metals, and mining companies. South Korea gained 56.3%, with shipping, construction, and engineering firms leading the way. The two countries accounted, on average, for just over 25% of the index. The Chinese stock market, home to a series of meteoric initial public offerings, soared 167.1%. China represented about 17% of the index at the end of the period. Among sectors, industrials and materials clocked triple-digit gains for the year, while energy, financials, and telecommunications stocks each gained in excess of 65%. The “weakest” sector was information technology, which gained 24.8%.

The Total International Stock Index Fund, the Developed Markets Index Fund, and the Institutional Developed Markets Index Fund are “funds of funds” that hold other Vanguard index funds; as such, their returns are a composite of results from different regions. The Total International Stock Index Fund—which holds market-based weightings in European, Pacific, and emerging market securities—returned 32.5% over the 12 months. The Developed Markets Index Fund and the Institutional Developed Markets Index Fund, which include only European and Pacific markets, returned 25.7% and 25.8%, respectively, for the period.

Fair-value pricing gave funds a slight performance advantage

As noted earlier, the returns of the funds exceeded those of their target indexes for the period. These gaps were largely a fleeting artifact of fair-value pricing, which allows the funds to calculate their net asset values based on real-time developments not reflected in closing market prices overseas. When fair-value pricing is used at the open or close of a reporting period, it may cause a seeming divergence between the return of a fund and that of its index. This discrepancy corrects itself when market prices reflect fair value, usually the next day.

The funds’ long-term results are more than respectable

As the table on page 12 shows, the Vanguard International Stock Index Funds have met their objective of tracking their respective benchmarks over the past decade. Their returns have also surpassed the average annual returns of their respective peer groups since inception or for the ten years ended October 31, 2007.

Vanguard’s Quantitative Equity Group has been managing index funds for more than 30 years. Its disciplined execution of the funds’ indexing mandates, combined with the funds’ extremely low costs, can help you capture as much of the respective markets’ return as possible.

International exposure helps to diversify your holdings

While investors in international stocks have come to expect lofty returns, there is no guarantee that these securities will continue to soar. That is why it is important to have a well-thought-out investment strategy based on a diversified mix of stock, bond, and money market mutual funds that fits your goals, time horizon, and risk tolerance. The extended period of outperformance for international markets may mean it is time to rebalance your portfolio to make sure your asset allocations have not gotten out of sync.

By combining domestic stock funds with international funds, as well as bond and money market funds, you can do much to insulate your portfolio from markets that can frown on one asset class and smile on another at the same time.

The International Stock Index Funds can add diversification to your portfolio and help you move toward your long-term investment goals.

Thank you for your ongoing confidence in Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

November 14, 2007

Vanguard European Stock Index ETF
Premium/Discount: March 4, 2005[1]–October 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	158	23.51%	28	4.16%
25–49.9	206	30.66	3	0.45
50–74.9	145	21.58	1	0.15
75–100.0	80	11.90	0	0.00
>100.0	50	7.44	1	0.15
Total	639	95.09%	33	4.91%

Vanguard Pacific Stock Index ETF
Premium/Discount: March 4, 2005[1]–October 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	163	24.26%	41	6.10%
25–49.9	179	26.64	15	2.23
50–74.9	132	19.64	0	0.00
75–100.0	76	11.31	1	0.15
>100.0	65	9.67	0	0.00
Total	615	91.52%	57	8.48%

Vanguard Emerging Markets Stock Index ETF
Premium/Discount: March 4, 2005[1]–October 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	107	15.92%	66	9.82%
25–49.9	141	20.98	29	4.32
50–74.9	137	20.39	18	2.68
75–100.0	84	12.50	13	1.93
>100.0	56	8.33	21	3.13
Total	525	78.12%	147	21.88%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

European Stock Index Fund

Fund Profile

As of October 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	593	579	2,067
Turnover Rate	9%	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Admiral Shares	0.12%
Signal Shares	0.12%
Institutional Shares	0.09%
ETF Shares	0.12%
Short-Term Reserves	–0.1%[3]	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.0%	10.2%	9.8%
Consumer Staples	9.5	9.5	7.6
Energy	10.1	9.9	10.7
Financials	27.0	27.0	24.8
Health Care	6.9	6.9	6.6
Industrials	9.9	10.1	11.3
Information Technology	3.8	3.8	9.6
Materials	9.0	8.9	9.2
Telecommunication
Services	7.5	7.5	6.1
Utilities	6.3	6.2	4.3

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.98	0.87
Beta	0.99	0.88

Ten Largest Holdings[5] (% of total net assets)

Royal Dutch Shell PLC	integrated
	oil and gas	2.8%
BP PLC	integrated
	oil and gas	2.5
HSBC Holdings PLC	diversified banks	2.3
Vodafone Group PLC	wireless
	telecommunication
	services	2.1
Nestle SA (Registered)	packaged foods
	and meats	1.8
Total SA	integrated
	oil and gas	1.7
Nokia Oyj	communications
	equipment	1.6
Telefonica SA	integrated
	telecommunication
	services	1.5
GlaxoSmithKline PLC	pharmaceuticals	1.5
Banco Santander
Central Hispano SA	diversified banks	1.4
Top Ten		19.2%

1  MSCI Europe Index.

2  MSCI All Country World Index ex USA.

3  The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 165.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

European Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
United Kingdom	32.9%	33.0%
France	14.2	14.0
Germany	12.5	12.4
Switzerland	9.4	9.4
Spain	6.1	6.1
Italy	5.5	5.4
Netherlands	4.1	4.3
Sweden	3.5	3.5
Finland	2.8	2.8
Belgium	1.9	1.9
Norway	1.5	1.5
Denmark	1.3	1.3
Greece	1.2	1.2
Ireland	1.0	1.0
Other European Countries	2.1	2.2

1  MSCI Europe Index.

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended October 31, 2007			a $10,000
	One Year	Five Years	Ten Years	Investment
European Stock Index Fund Investor Shares[1]	28.49%	24.38%	10.81%	$27,908
MSCI All Country World Index ex USA	32.97	26.39	10.75	27,762
MSCI Europe Index	27.96	24.29	10.66	27,547
Average European Region Fund[2]	27.48	24.55	10.73	27,702

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
European Stock Index Fund Admiral Shares[1]	28.59%	24.50%	14.83%	$236,182
MSCI All Country World Index ex USA	32.97	26.39	16.65	260,425
MSCI Europe Index	27.96	24.29	14.66	234,005

			Final Value of
		Since	a $10,000,000
	One Year	Inception[3]	Investment
European Stock Index Fund Signal Shares[1]	28.59%	30.81%	$13,324,326
MSCI All Country World Index ex USA	32.97	34.43	13,718,637
MSCI Europe Index	27.96	30.41	13,280,035

1  Returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund and its comparative standards is calculated since the following inception dates: August 13, 2001, for the Admiral Shares and October 6, 2006, for the Signal Shares.

European Stock Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[2]	Investment
European Stock Index Fund Institutional Shares[1]	28.63%	24.56%	8.89%	$9,442,202
MSCI All Country World Index ex USA	32.97	26.39	9.85	10,076,044
MSCI Europe Index	27.96	24.29	8.71	9,326,061

			Final Value
		Since	of a $10,000
	One Year	Inception[2]	Investment
European Stock Index Fund ETF Shares	28.60%	21.78%	$16,890
MSCI All Country World Index ex USA	32.97	24.00	17,723
MSCI Europe Index	27.96	21.51	16,791

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2007

		Since
	One Year	Inception[2]
European Stock Index Fund ETF Shares Market Price	28.36%	69.14%
European Stock Index Fund ETF Shares Net Asset Value	28.60	68.90
MSCI Europe Index	27.96	67.91

1  Returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2  Performance for the fund and its comparative standards is calculated since the following inception dates: May 15, 2000, for the Institutional Shares and March 4, 2005, for the ETF Shares.

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
European Stock Index Fund
Investor Shares[1]	6/18/1990	27.82%	25.49%	9.73%
Admiral Shares[1]	8/13/2001	27.96	25.61	14.16[2]
Signal Shares[1]	10/6/2006	27.07[2]
Institutional Shares[1]	5/15/2000	27.99	25.69	8.30[2]
ETF Shares	3/4/2005
Market Price		26.92	20.35[2]	—
Net Asset Value		27.96	20.34[2]	—

1  Returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Returns since inception.

Note: See Financial Highlights tables on pages 37-41 for dividend and capital gains information.

European Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Austria (0.8%)
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	711,755	57,945
	OMV AG	620,828	46,614
	Telekom Austria AG	1,349,672	38,863
	Voestalpine AG	416,844	37,664
	Raiffeisen International
	Bank–Holding AG	134,183	22,323
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	331,933	21,996
	Wienerberger AG	300,150	18,752
*	Meinl European Land Ltd.	1,129,021	15,891
	Immofinanz Immobilien
	Anlagen AG	1,164,846	13,905
	Andritz AG	146,617	10,844
*	IMMOEAST Immobilien
	Anlagen AG	799,999	9,779
	Wiener Staedtische
	Allgemeine
	Versicherung AG	120,373	8,888
*	RHI AG	97,147	4,978
	Flughafen Wien AG	39,697	4,711
	Mayr-Melnhof Karton AG	32,007	3,814
*	BETandWIN.com Interactive
	Entertainment AG	18,459	629
			317,596
Belgium (1.9%)
	Fortis	7,764,519	249,359
	KBC Bank & Verzekerings
	Holding	682,968	95,992
	InBev	689,925	65,299
	Dexia	1,969,027	63,395

			Market
			Value•
		Shares	($000)
	Groupe Bruxelles
	Lambert SA	313,016	40,104
	Solvay SA	239,024	36,395
	Belgacom SA	635,817	30,469
	Delhaize Group	291,998	27,843
	Umicore	93,241	23,313
	UCB SA	235,821	13,857
	Colruyt NV	62,515	13,396
	Mobistar SA	120,984	10,960
	Bekaert NV	46,015	6,352
	Cofinimmo	31,989	6,015
	Compagnie Maritime
	Belge SA	52,632	4,843
	Omega Pharma SA	68,807	4,618
	D’Ieteren SA	10,572	4,588
	Euronav SA	89,099	2,653
	Barco NV	31,774	2,616
*	Fortis Strip--VVPR	2,988,696	43
	Agfa Gevaert NV	2,050	29
			702,139
Denmark (1.3%)
	Novo Nordisk A/S B Shares	905,669	112,872
	Danske Bank A/S	1,708,953	75,641
*	Vestas Wind Systems A/S	696,922	62,523
	AP Moller-Maersk A/S
	B Shares	4,134	57,243
	FLS Industries A/S B Shares	200,027	21,802
	DSV A/S	758,496	20,153
	Novozymes A/S	173,363	18,946
*	Jyske Bank A/S	221,703	18,346
	Carlsberg A/S B Shares	128,070	17,323
	Danisco A/S	190,187	14,679
*	Topdanmark A/S	64,756	11,099
	Sydbank A/S	236,843	10,944
	NKT Holding A/S	88,873	9,736
	Coloplast A/S B Shares	100,147	9,727
*	William Demant A/S	95,195	8,769
	Trygvesta A/S	102,260	8,146
*	GN Store Nord A/S	629,765	6,718
	H. Lundbeck A/S	199,884	5,749

		Market
		Value•
	Shares	($000)
East Asiatic Co. A/S	62,775	5,083
Bang & Olufsen A/S
B Shares	39,570	4,659
Dampskibsselskabet
Torm A/S	109,452	4,598
		504,756
Finland (2.8%)
Nokia Oyj	15,404,668	611,800
Fortum Oyj	1,677,094	72,926
Sampo Oyj A Shares	1,629,179	51,174
UPM-Kymmene Oyj	2,077,174	46,660
Stora Enso Oyj R Shares	1,756,151	32,394
Metso Oyj	480,073	29,311
Kone Oyj	287,394	23,861
Wartsila Oyj B Shares	244,305	20,026
Rautaruuki Oyj	315,923	18,207
Neste Oil Oyj	482,570	17,390
Elisa Oyj Class A	562,469	16,734
Outokumpu Oyj A Shares	444,172	16,666
Kesko Oyj	248,088	14,902
Nokian Renkaat Oyj	392,995	14,881
YIT Oyj	476,880	14,755
KCI Konecranes Oyj	226,696	10,209
SanomaWSOY Oyj	310,181	8,972
Cargotec Corp.	144,545	8,965
Orion Oyj	328,716	8,453
OKO Bank (Osuuspankkien
Keskuspankki Oyj)	359,666	7,748
Amer Sports Oyj A Shares	270,999	7,212
TietoEnator Oyj B Shares	224,372	5,524
Uponor Oyj	206,431	5,417
		1,064,187
France (14.1%)
Total SA	8,101,031	653,721
BNP Paribas SA	3,158,341	350,043
Sanofi-Aventis	3,835,509	337,386
AXA	5,987,429	268,933
France Telecom SA	6,864,035	253,832
Suez SA	3,853,646	251,418
Societe Generale Class A	1,388,621	234,594
Vivendi SA	4,347,416	196,457
Carrefour SA	2,253,915	162,869
Groupe Danone	1,668,336	143,588
Cie. de St. Gobain SA	1,252,512	134,985
Air Liquide SA	904,024	124,858
* Vinci SA	1,483,928	122,450
L’Oreal SA	929,537	122,368
LVMH Louis Vuitton
Moet Hennessy	912,364	117,862
Renault SA	693,731	117,171

			Market
			Value•
		Shares	($000)
	Veolia Environnement	1,285,662	115,103
	Schneider Electric SA	806,502	111,563
	Credit Agricole SA	2,545,238	100,839
	Alstom	385,804	91,499
	Lafarge SA	555,876	90,867
	Alcatel-Lucent	8,558,148	83,194
	Bouygues SA	824,470	79,570
	Pernod Ricard SA	335,273	77,640
	Compagnie Generale des
	Etablissements Michelin SA	533,560	71,858
	Unibail Co.	277,836	69,387
	Accor SA	709,335	67,958
	Pinault-Printemps-
	Redoute SA	298,678	59,398
	Vallourec SA	184,735	53,795
	PSA Peugeot Citroen	565,454	52,704
	Essilor International SA	733,482	46,868
	STMicroelectronics NV	2,568,077	43,998
	Gaz de France	737,284	41,999
	Lagardere S.C.A.	486,415	41,249
	Hermes International	281,322	37,080
	Technip SA	376,866	33,876
	Cap Gemini SA	516,109	33,054
	Sodexho Alliance SA	371,863	26,922
*	Business Objects SA	440,573	26,499
	SCOR SA	806,093	22,047
	Publicis Groupe SA	539,419	21,982
	CNP Assurances	167,458	21,396
	Dassault Systemes SA	342,623	21,302
	Thales SA	329,848	20,619
	Safran SA	742,907	18,910
	Casino Guichard-
	Perrachon SA	161,958	18,135
	Thomson SA	927,530	16,257
*	Atos Origin SA	259,296	15,810
	Neopost SA	130,731	15,204
	Aeroports de Paris (ADP)	128,328	14,715
	Valeo SA	260,001	14,314
	Air France	343,461	13,106
	Imerys SA	117,328	11,431
	Zodiac SA	155,502	10,795
	Klepierre	189,219	10,297
	Icade	123,184	9,126
	Societe des Autoroutes
	Paris-Rhin-Rhone	83,345	8,869
	M6 Metropole Television	268,892	7,980
	Gecina SA	46,405	7,957
	Societe BIC SA	101,356	7,881
	Societe Television Francaise 1	265,680	7,391
	PagesJaunes SA	93,088	2,060
			5,367,039

			Market
			Value•
		Shares	($000)
Germany (12.5%)
	E.On AG	2,342,844	458,025
	Siemens AG	3,201,998	434,178
	Allianz AG	1,689,494	380,437
	DaimlerChrysler AG
	(Registered)	3,157,345	345,420
	BASF AG	1,879,730	260,221
	Deutsche Bank AG	1,908,330	253,735
	RWE AG	1,673,660	228,637
	Bayer AG	2,731,444	228,027
	Deutsche Telekom AG	10,663,632	218,928
	SAP AG	3,369,415	182,195
	Volkswagen AG	594,580	169,965
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	748,187	143,622
	Deutsche Boerse AG	752,314	118,512
	Commerzbank AG	2,348,704	99,511
	ThyssenKrupp AG	1,354,911	90,245
	Porsche AG	32,916	87,725
	Man AG	424,312	75,873
	Continental AG	496,218	75,049
	Volkswagen AG Pfd.	395,951	74,922
	Deutsche Post AG	2,324,544	70,439
	Linde AG	453,916	57,518
	Metro AG	609,627	55,328
	Adidas AG	765,824	51,081
*	Infineon Technologies AG	3,299,591	48,456
	Hypo Real Estate
	Holding AG	757,459	44,842
	Fresenius Medical Care AG	712,723	37,729
	DaimlerChrysler AG	327,337	36,056
	Henkel KGaA Pfd.	670,373	34,251
	Salzgitter AG	154,572	30,425
	Merck KGaA	243,068	30,418
	Beiersdorf AG	331,673	26,297
	Deutsche Lufthansa AG	861,552	25,436
*	TUI AG	802,883	23,779
	Hochtief AG	158,081	21,835
	Solarworld AG	315,001	21,383
	Henkel KGaA	396,944	18,375
	Celesio AG	319,996	18,183
	RWE AG Pfd.	146,617	17,923
	IVG Immobilien AG	385,300	17,526
	Wincor Nixdorf AG	130,769	13,028
	Bilfinger Berger AG	140,758	12,551
*	Qiagen NV	523,803	12,331
	Rheinmetall AG	135,339	12,078

			Market
			Value•
		Shares	($000)
	Puma AG	26,119	11,238
	Deutsche Postbank AG	150,852	11,010
	Suedzucker AG	445,249	10,113
*	Arcandor AG	291,629	9,389
	ProSieben Sat.1 Media AG	310,146	9,105
	Heidelberger
	Druckmaschinen AG	212,130	8,664
	Douglas Holding AG	118,328	7,551
	Altana AG	264,427	6,409
	MLP AG	204,477	2,716
*	Premier AG	69,490	1,423
			4,740,113
Greece (1.2%)
	National Bank of Greece SA	1,276,909	89,226
	Alpha Credit Bank SA	1,457,230	54,105
	Bank of Piraeus	1,206,233	48,567
	EFG Eurobank Ergasias	1,175,496	45,869
	Hellenic Telecommunications
	Organization SA	1,150,837	42,271
	Greek Organization of
	Football Prognostics	839,478	34,370
	Coca-Cola Hellenic
	Bottling Co. SA	405,130	25,149
	Public Power Corp.	443,164	18,005
	National Bank of
	Greece SA ADR	1,218,898	17,077
	Cosmote Mobile
	Communications SA	424,496	14,680
	Titan Cement Co. SA	223,070	10,913
	Hellenic Telecommunications
	Organization SA ADR	466,250	8,644
	Hellenic Technodomiki
	Tev SA	548,152	8,355
	Hellenic Exchanges SA	215,650	7,547
	Hellenic Petroleum SA	477,211	7,461

			Market
			Value•
		Shares	($000)
	Viohalco, Hellenic Copper &
	Aluminum Industry SA	386,220	6,330
	Folli-Follie SA	59,190	2,553
	Motor Oil (Hellas) Corinth
	Refineries SA	58,914	1,460
			442,582
Ireland (1.0%)
	Allied Irish Banks PLC	3,302,998	83,274
	CRH PLC	2,052,537	79,188
	Bank of Ireland	3,706,797	68,312
*	Elan Corp. PLC	1,713,309	40,877
	Kerry Group PLC A Shares	515,187	15,440
	Irish Life & Permanent PLC	652,337	14,826
	Kingspan Group PLC	478,718	11,302
	IAWS Group PLC	476,133	11,216
	DCC PLC	302,306	8,321
	Paddy Power PLC	178,200	7,390
	Independent News &
	Media PLC	2,007,558	7,375
*	Ryanair Holdings PLC	868,762	7,270
*	Ryanair Holdings PLC ADR	116,373	5,724
	C&C Group PLC	688,976	5,514
	Grafton Group PLC	410,002	4,580
	Greencore Group PLC	611,566	4,164
			374,773
Italy (5.4%)
	Eni SpA	9,793,705	357,598
	Unicredito Italiano SpA	32,545,486	279,969
	Intesa Sanpaolo SpA	28,972,726	229,841
	Enel SpA	16,278,092	195,180
	Assicurazioni Generali SpA	3,966,960	189,055
	Telecom Italia SpA	40,665,704	127,428
	Fiat SpA	2,670,719	86,597
	Telecom Italia SpA RNC	24,954,739	64,630
	Unione Di Banche
	Italiane ScpA	2,284,363	63,685
*	Banco Popolare SpA	2,521,216	60,515
	Mediobanca Banca di
	Credito Finanziaria SpA	1,845,547	43,887
	Atlantia SpA	969,218	38,116
	Finmeccanica SpA	1,119,316	33,295
	Mediaset SpA	2,888,656	29,962
	Intesa Sanpaolo SpA Non
	Convertible Risp.	3,509,185	26,644
	Banca Monte dei Paschi
	di Siena SpA	4,155,471	26,608
	Banca Popolare di
	Milano SpA	1,561,809	24,606
	Parmalat SpA	5,892,162	21,827
	Alleanza Assicurazioni SpA	1,592,505	21,587

		Market
		Value•
	Shares	($000)
Snam Rete Gas SpA	3,309,521	21,425
Luxottica Group SpA	520,718	18,345
* Pirelli & C. Accomandita
per Azioni SpA	14,156,357	18,140
Terna SpA	4,515,789	17,700
Fondiaria–Sai SpA	258,814	12,602
Compagnia Assicuratrice
Unipol SpA	3,382,042	12,131
Lottomatica SpA	329,277	11,785
Bulgari SpA	563,111	8,826
Autogrill SpA	382,558	7,654
Italcementi SpA	272,877	6,286
Mondadori (Arnoldo)
Editore SpA	443,576	4,393
Seat Pagine Gialle SpA	6,998,895	4,073
Mediolanum SpA	432,982	3,228
		2,067,618
Luxembourg (0.7%)
* ArcelorMittal	3,414,006	275,482

Netherlands (4.1%)
ING Groep NV	7,068,477	319,486
Unilever NV	6,450,787	209,959
Koninklijke (Royal) Philips
Electronics NV	4,299,291	177,872
Koninklijke KPN NV	7,255,374	136,990
Aegon NV	5,491,743	113,844
Akzo Nobel NV	1,022,726	82,430
Heineken NV	921,707	64,701
TNT NV	1,511,081	62,008
Koninklijke Ahold NV	3,808,423	57,382
ASML Holding NV	1,553,038	54,075
Reed Elsevier NV	2,698,894	52,455
European Aeronautic
Defence and Space Co.	1,413,336	48,178
Koninklijke DSM NV	551,052	31,300
Wolters Kluwer NV	903,193	28,368
SBM Offshore NV	530,701	20,480
Fugro NV	218,205	19,181
Hagemeyer NV	2,608,849	17,788
Vedior NV	680,114	15,500
Corio NV	156,140	13,711
Wereldhave NV	78,171	9,338
Randstad Holding NV	146,674	8,172
Oce NV	373,161	7,518
Corporate Express	241,720	2,706
ASML Holding N.V.
(New York Shares)	34,293	1,197
Koninklijke Numico NV	7,366	583
Aegon NV (New York) ARS	3,320	69
		1,555,291
Norway (1.5%)

			Market
			Value•
		Shares	($000)
	Statoil ASA	4,828,271	164,482
	Telenor ASA	3,160,511	74,416
	Orkla ASA	3,134,898	58,611
	DnB NOR ASA	2,766,804	45,852
*	Renewable Energy Corp. AS	650,400	33,407
	Yara International ASA	684,165	26,666
*	SeaDrill Ltd.	937,309	22,440
	Aker Kvaerner ASA	621,155	21,785
	Acergy SA	733,853	21,269
	Petroleum Geo-
	Services ASA	643,655	19,109
	Norsk Hydro ASA	1,234,543	18,149
	Prosafe ASA	691,550	12,323
	Storebrand ASA	846,433	12,134
	Tandberg ASA	431,750	11,049
	Schibsted ASA	176,002	10,027
	Frontline Ltd.	196,934	8,906
*	Marine Harvest	7,891,205	8,056
*	Ocean Rig ASA	643,326	5,149
	Tomra Systems ASA	667,333	4,860
	Stolt-Nielsen SA	138,755	4,072
*	Det Norske Oljeselskap
	(DNO) ASA	513,224	963
*	TGS Nopec
	Geophysical Co. ASA	13,586	229
	Norske Skogindustrier ASA	852	9
			583,963
Portugal (0.5%)
	Electricidade de
	Portugal SA	7,566,871	48,754
	Portugal Telecom
	SGPS SA	2,973,263	39,839
	Banco Comercial
	Portugues SA	8,153,407	39,808
	Banco Espirito Santo SA	845,868	20,580
	Brisa-Auto Estradas
	de Portugal SA	1,127,824	16,038
	PT Multimedia-Servicos
	de Telecomunicacoes
	e Multimedia, SGPS, SA	829,981	11,304
	Sonae SGPS SA	2,992,862	8,793
	Banco BPI SA	857,146	7,570
	Cimpor-Cimento
	de Portugal SA	758,273	6,907
	Jeronimo Martins, SGPS, SA	709,732	5,285
*	Sonae Industria–SGPS SA	234,208	2,853
			207,731
Spain (6.1%)
	Telefonica SA	16,516,684	546,886
	Banco Santander Central
	Hispano SA	23,527,099	514,530
	Banco Bilbao Vizcaya

			Market
			Value•
		Shares	($000)
	Argentaria SA	14,099,398	356,812
	Iberdrola SA	14,088,923	227,278
	Repsol YPF SA	2,985,427	117,946
	Altadis SA	963,592	68,718
	Industria de Diseno
	Textil SA	820,786	61,369
	Banco Popular Espanol SA	3,200,678	56,173
	ACS, Actividades de
	Construccion y Servicios, SA	796,479	49,449
	Acciona SA	107,609	33,304
	Gamesa Corporacion
	Tecnologica, SA	640,715	32,609
	Abertis Infraestructuras SA	902,183	30,167
	Union Fenosa SA	402,854	26,832
	Gas Natural SDG SA	421,255	25,971
	Acerinox SA	585,976	17,322
	Sacyr Vallehermoso SA	364,819	17,217
	Grupo Ferrovial, SA	168,714	14,743
	Indra Sistemas, SA	502,570	14,621
	Cintra Concesiones
	de Infraestructuras
	de Transport SA	776,508	13,621
	Fomento de Construc y
	Contra SA	127,466	11,137
	Corporacion Mapfre SA	2,225,489	10,497
	Zardoya Otis SA	285,070	9,654
	Iberia (Linea Aerea Espana)	1,800,433	9,185
	Sociedad General de Aguas
	de Barcelona SA	226,419	9,057
	Telefonica SA ADR	87,308	8,683
*	Sogecable SA	205,690	8,321
	Zeltia SA	611,435	7,210
	Ebro Puleva SA	345,011	7,137
	Antena 3 Television	388,374	6,914
	Promotora de
	Informaciones SA	291,660	5,734
	Gestevision Telecinco SA	3,903	113
	Endesa SA	1,114	58
			2,319,268
Sweden (3.5%)
	Telefonaktiebolaget LM
	Ericsson AB Class B	49,080,941	146,850
	Nordea Bank AB	7,806,862	139,832
	Hennes & Mauritz AB
	B Shares	1,785,850	119,329
	TeliaSonera AB	8,445,346	83,320
*	Volvo AB B Shares	3,657,420	71,924
*	Sandvik AB	3,570,473	67,846
	Svenska Handelsbanken
	AB A Shares	1,855,744	61,708
	Skandinaviska Enskilda
	Banken AB A Shares	1,746,057	53,763

			Market
			Value•
		Shares	($000)
*	Atlas Copco AB–A Shares	2,526,364	42,465
	Svenska Cellulosa AB-B	2,116,624	37,399
*	Scania AB–B Shares	1,354,606	37,191
*	Volvo AB A Shares	1,784,720	34,797
*	SKF AB–B Shares	1,526,889	29,788
	Alfa Laval AB	356,876	28,433
	Skanska AB B Shares	1,415,704	28,149
	Tele2 AB B Shares	1,146,803	27,087
	Assa Abloy AB	1,174,103	24,670
*	Atlas Copco AB–B Shares	1,573,875	24,666
	SSAB Svenskt Stal
	AB Series A	711,119	23,183
	Swedish Match AB	1,004,663	22,514
	Boliden AB	1,119,829	19,849
	Electrolux AB Series B	956,765	18,586
	Getinge AB B Shares	638,031	16,907
	Modern Times Group
	AB B Shares	193,653	13,695
	OMX AB	317,443	13,374
	Husqvarna AB B Shares	1,058,089	12,786
*	Lundin Petroleum AB	998,254	12,039
	SSAB Svenskt Stal
	AB Series B	312,737	9,251
	Oriflame Cosmetics SA	151,758	9,193
	Eniro AB	668,177	8,578
	Trelleborg AB B Shares	329,044	8,415
	Kungsleden AB	538,182	7,706
	Castellum AB	582,004	7,406
	Fabege AB	618,004	7,382
	D. Carnegie & Co. AB	328,940	7,303
	Elekta AB B Shares	326,755	6,322
*	SAS AB	278,733	4,892
	Securitas Systems
	AB B Shares	1,181,965	4,752
	Holmen AB	116,838	4,609
	Securitas AB B Shares	316,355	4,002
	Axfood AB	109,214	3,861
*	Securitas Direct
	AB B Shares	1,209,804	3,622
	Billerud Aktiebolag	226,802	2,739
	Wihlborgs Fastigheter AB	128,454	2,484
	Hoganas AB B Shares	93,774	2,260
*	Eniro AB
	Rights Exp. 11/19/07	663,753	191
			1,317,118
Switzerland (9.4%)
	Nestle SA (Registered)	1,507,482	696,279
	Novartis AG (Registered)	8,725,822	464,164
	Roche Holdings AG	2,642,888	451,414
	UBS AG	7,452,452	399,543
	Credit Suisse Group
	(Registered)	4,115,453	278,110

			Market
			Value•
		Shares	($000)
	ABB Ltd.	7,900,339	238,830
	Cie. Financiere
	Richemont AG	1,963,700	140,430
	Zurich Financial Services AG	460,864	139,150
	Swiss Re (Registered)	1,338,124	125,808
	Syngenta AG	391,427	94,684
	Holcim Ltd. (Registered)	754,915	86,302
	Swatch Group AG (Bearer)	121,784	38,988
	Swiss Life Holding	127,028	35,164
	Swisscom AG	85,330	31,583
	Adecco SA (Registered)	497,091	29,970
	Synthes, Inc.	223,205	27,870
*	Logitech International SA	706,737	24,609
	Givaudan SA	24,623	24,221
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	17,662	23,201
	Kuehne & Nagel
	International AG	203,161	21,833
	Lonza AG (Registered)	170,729	19,917
	Sonova Holding AG	174,673	19,663
	Nobel Biocare Holding AG	66,178	19,320
*	OC Oerlikon Corp AG	38,433	18,324
	Sulzer AG (Registered)	10,941	17,585
	Geberit AG	126,215	17,072
	Schindler Holding AG
	(Bearer Participation
	Certificates)	191,491	13,426
	CIBA Specialty
	Chemicals AG (Registered)	266,581	13,279
	Swatch Group AG
	(Registered)	197,790	12,447
	Rieter Holding AG	17,095	9,943
	PSP Swiss Property AG	180,592	9,789
	Straumann Holding AG	29,171	8,154
	Kuoni Reisen Holding AG
	(Registered)	13,512	6,765
	UBS AG (New York Shares)	70,740	3,798
	Kudelski SA	133,163	3,760
	Clariant AG	135,005	1,729
			3,567,124
United Kingdom (32.6%)
	BP PLC	68,536,539	891,662
	HSBC Holdings PLC	44,054,589	873,457
	Vodafone Group PLC	188,571,796	743,076
	GlaxoSmithKline PLC	21,507,908	552,452
	Royal Dutch Shell PLC
	Class B	10,380,109	452,882
	Royal Bank of Scotland
	Group PLC	37,665,107	406,784
	Royal Dutch Shell PLC
	Class A

		Market
		Value•
	Shares	($000)
(Amsterdam Shares)	8,492,604	372,615
Rio Tinto PLC	3,766,908	353,242
Anglo American PLC	5,059,177	351,906
BHP Billiton PLC	8,688,824	333,695
Barclays PLC	24,618,259	311,580
Tesco PLC	29,827,896	303,428
AstraZeneca Group PLC	5,627,965	277,150
HBOS PLC	14,097,588	256,972
Lloyds TSB Group PLC	21,214,394	240,986
BG Group PLC	12,772,456	236,812
Royal Dutch Shell PLC
Class A	5,314,307	233,087
Diageo PLC	10,012,617	229,726
British American
Tobacco PLC	5,775,746	220,042
BT Group PLC	26,427,922	179,637
Xstrata PLC	2,375,952	171,320
National Grid Transco PLC	10,149,501	167,883
Unilever PLC	4,928,301	167,116
Aviva PLC	9,771,439	153,954
Prudential PLC	9,253,511	151,170
Reckitt Benckiser
Group PLC	2,293,634	133,238
BAE Systems PLC	12,682,682	131,762
Imperial Tobacco
Group PLC	2,548,576	129,364
Centrica PLC	13,805,811	106,112
Cadbury Schweppes PLC	7,909,268	105,211
Scottish & Southern
Energy PLC	3,242,683	105,153
SABMiller PLC	3,392,062	102,173
Marks & Spencer
Group PLC	6,405,120	87,077
Man Group PLC	6,798,093	83,543
Old Mutual PLC	20,296,525	77,907
Rolls-Royce Group PLC	6,795,270	76,235
Legal & General
Group PLC	24,580,770	71,761
J. Sainsbury PLC	5,880,675	67,036
Reed Elsevier PLC	4,813,772	63,147
Land Securities Group PLC	1,810,815	62,086

			Market
			Value•
		Shares	($000)
	Imperial Chemical
	Industries PLC	4,496,869	61,671
	British Sky Broadcasting
	Group PLC	4,285,618	60,694
	Reuters Group PLC	4,243,382	58,505
	International Power PLC	5,643,102	57,536
	WPP Group PLC	3,977,722	54,420
	Compass Group PLC	7,492,827	54,052
	United Utilities PLC	3,310,496	50,332
	Scottish & Newcastle PLC	3,021,582	49,298
	Smith & Nephew PLC	3,509,432	47,527
	Invesco PLC	3,005,500	46,005
	British Land Co., PLC	2,001,648	45,284
	BP PLC ADR	575,360	44,872
	British Energy Group PLC	3,861,558	42,892
	Vodafone Group PLC ADR	1,030,225	40,457
	Experian Group Ltd.	3,845,957	40,441
	Resolution PLC	2,579,749	39,222
	Next PLC	845,550	38,959
	Pearson PLC	2,213,298	36,911
	Standard Life PLC	6,206,621	36,827
	Kingfisher PLC	8,810,802	36,263
	Capita Group PLC	2,275,321	35,532
	Smiths Group PLC	1,447,646	34,051
*	3i Group PLC	1,475,359	33,381
	Carnival PLC	697,861	32,666
	ITV PLC	15,276,022	31,578
	Home Retail Group	3,461,877	31,474
	Johnson Matthey PLC	816,816	30,406
	Royal & Sun Alliance
	Insurance Group PLC	8,984,598	29,604
	Rexam PLC	2,531,860	28,613
	Whitbread PLC	742,034	27,409
	FirstGroup PLC	1,636,700	27,175
	Severn Trent PLC	892,852	26,978
	Enterprise Inns PLC	2,026,953	26,625
	Rentokil Initial PLC	6,826,648	24,501
	ICAP PLC	2,005,172	24,484
	Cable and Wireless PLC	6,017,202	24,451
	Amec PLC	1,256,954	21,903
	Burberry Group PLC	1,646,645	21,128
	London Stock
	Exchange PLC	596,022	20,888
	Ladbrokes PLC	2,369,162	20,357
	GKN PLC	2,650,448	20,287
	Yell Group PLC	2,080,508	19,728
	LogicaCMG PLC	5,788,691	19,652
	Liberty International PLC	781,301	19,485
	Bunzl PLC	1,271,215	19,170
	Group 4 Securicor PLC	4,336,207	19,167

			Market
			Value•
		Shares	($000)
	Cobham PLC	4,274,818	18,773
	DSG International PLC	6,940,379	18,745
	Friends Provident PLC	4,842,359	18,589
	Investec PLC	1,523,370	18,498
	Inchcape PLC	1,834,373	18,022
	Meggitt PLC	2,462,707	17,536
	Kelda Group PLC	881,148	17,430
	William Hill PLC	1,328,330	17,158
	Serco Group PLC	1,801,664	16,946
	Balfour Beatty PLC	1,622,689	16,808
	Hammerson PLC	715,641	16,592
	Wolseley PLC	952,524	16,567
*	British Airways PLC	1,780,681	16,559
	Mitchells & Butlers PLC	1,146,622	15,926
	Punch Taverns PLC	758,268	15,899
	InterContinental
	Hotels Group PLC	673,837	15,734
	Hays PLC	5,472,242	15,674
	ARM Holdings PLC	5,008,293	15,454
*	Invensys PLC	2,211,811	15,100
	EMAP PLC	812,236	14,855
	Kesa Electricals PLC	2,231,557	14,816
	IMI PLC	1,252,268	14,685
	United Business Media PLC	955,256	14,530
*	Charter PLC	626,652	14,179
	Cookson Group PLC	797,395	13,868
	The Sage Group PLC	2,743,452	13,844
	Schroders PLC	424,841	13,654
	National Express Group PLC	494,329	13,596
	Persimmon PLC	617,155	13,505
	Arriva PLC	746,020	13,055
	Mondi PLC	1,396,563	12,944
	Intertek Testing
	Services PLC	590,911	12,674
*	TUI Travel PLC	2,261,278	12,672
	Aggreko PLC	963,405	12,606
	Carphone Warehouse PLC	1,683,627	12,340
*	Thomas Cook Group PLC	1,839,057	11,472
	Michael Page
	International PLC	1,246,643	11,395
	The Berkeley Group
	Holdings PLC	318,139	11,305
	Stagecoach Group PLC	2,000,734	11,300
	De La Rue PLC Group	564,382	9,648
	Aegis Group PLC	3,635,496	9,572
	Misys PLC	1,890,424	9,566
	Tate & Lyle PLC	1,031,424	9,360
	Taylor Wimpey PLC	1,757,810	9,093
	Signet Group PLC	4,666,405	8,801
	Daily Mail and

		Market
		Value•
	Shares	($000)
General Trust PLC	682,484	8,721
Biffa PLC	1,426,499	7,741
SSL International PLC	717,410	7,706
The Davis
Service Group PLC	643,410	7,310
Barratt Developments PLC	511,570	6,966
* CSR PLC	493,603	6,657
Bellway PLC	288,404	6,475
Segro PLC	647,764	6,306
Tullett Prebon PLC	678,527	6,264
Cattles PLC	835,387	5,954
WPP Group PLC ADR	78,406	5,394
Great Portland Estates PLC	441,870	5,269
Tomkins PLC	1,066,213	4,941
Close Brothers Group PLC	287,841	4,614
Brixton PLC	556,177	4,302
Bovis Homes Group PLC	270,784	3,750
Electrocomponents PLC	662,188	3,456
Rank Group PLC	1,474,288	3,152
* PartyGaming PLC	4,468,698	2,910
BBA Aviation PLC	540,730	2,723
* Galiform PLC	1,115,133	2,675
Travis Perkins PLC	53,544	1,625
FKI PLC	618,919	1,198
Premier Farnell PLC	255,646	863
Trinity Mirror PLC	37,479	314
		12,405,931
Total Common Stocks
(Cost $24,365,475)		37,812,711
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2] Vanguard Market Liquidity
Fund, 4.955%	139,256,337	139,256

	Face
	Amount
	($000)
U.S. Agency Obligations (0.0%)
3 Federal Home Loan Bank
4 4.656%, 1/29/08	7,000	6,922
Total Temporary Cash Investments
(Cost $146,177)		146,178
Total Investments (99.7%)
(Cost $24,511,652)		37,958,889
Other Assets and Liabilities (0.3%)
Other Assets—Note B		965,133
Liabilities		(867,613)
		97,520
Net Assets (100%)		38,056,409

At October 31, 2007, net assets consisted of:[5]

Amount
($000)
Paid-in Capital	23,674,255
Undistributed Net Investment Income	954,677
Accumulated Net Realized Losses	(29,788)
Unrealized Appreciation
Investment Securities	13,447,237
Futures Contracts	4,563
Foreign Currencies and
Forward Currency Contracts	5,465
Net Assets	38,056,409

Amount
($000)
Investor Shares—Net Assets
Applicable to 603,003,373 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,187,542
Net Asset Value Per Share—
Investor Shares	$43.43

Admiral Shares—Net Assets
Applicable to 28,941,744 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,954,761
Net Asset Value Per Share—
Admiral Shares	$102.09

Signal Shares—Net Assets
Applicable to 12,720,759 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	502,496
Net Asset Value Per Share—
Signal Shares	$39.50

Institutional Shares—Net Assets
Applicable to 120,956,241 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,263,265
Net Asset Value Per Share—
Institutional Shares	$43.51

ETF Shares—Net Assets
Applicable to 38,556,342 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,148,345
Net Asset Value Per Share—
ETF Shares	$81.66

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and –0.1%, respectively, of net assets. See Note D in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $6,922,000 have been segregated as initial margin for open futures contracts.

5  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Dividends[1]	1,059,481
Interest[2]	6,871
Security Lending	28,608
Total Income	1,094,960
Expenses
The Vanguard Group—Note B
Investment Advisory Services	757
Management and Administrative—Investor Shares	35,972
Management and Administrative—Admiral Shares	2,204
Management and Administrative—Signal Shares	57
Management and Administrative—Institutional Shares	1,673
Management and Administrative—ETF Shares	1,469
Marketing and Distribution—Investor Shares	5,036
Marketing and Distribution—Admiral Shares	401
Marketing and Distribution—Signal Shares	1
Marketing and Distribution—Institutional Shares	1,019
Marketing and Distribution—ETF Shares	497
Custodian Fees	7,159
Auditing Fees	40
Shareholders’ Reports—Investor Shares	179
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	54
Trustees’ Fees and Expenses	32
Total Expenses	56,563
Expenses Paid Indirectly—Note C	(602)
Net Expenses	55,961
Net Investment Income	1,038,999
Realized Net Gain (Loss)
Investment Securities Sold	71,281
Futures Contracts	8,670
Foreign Currencies and Forward Currency Contracts	17,392
Realized Net Gain (Loss)	97,343
Change in Unrealized Appreciation (Depreciation)
Investment Securities	6,488,532
Futures Contracts	382
Foreign Currencies and Forward Currency Contracts	4,850
Change in Unrealized Appreciation (Depreciation)	6,493,764
Net Increase (Decrease) in Net Assets Resulting from Operations	7,630,106

1  Dividends are net of foreign withholding taxes of $58,163,000.

2  Interest income from an affiliated company of the fund was $6,174,000.

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,038,999	618,399
Realized Net Gain (Loss)	97,343	436,790
Change in Unrealized Appreciation (Depreciation)	6,493,764	3,893,796
Net Increase (Decrease) in Net Assets Resulting from Operations	7,630,106	4,948,985
Distributions
Net Investment Income
Investor Shares	(460,764)	(283,561)
Admiral Shares	(62,628)	(37,265)
Signal Shares	(341)	—
Institutional Shares	(90,854)	(50,291)
ETF Shares	(39,981)	(7,061)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(654,568)	(378,178)
Capital Share Transactions—Note F
Investor Shares	4,446,099	2,675,066
Admiral Shares	162,740	374,593
Signal Shares	467,826	11,714
Institutional Shares	1,192,242	708,374
ETF Shares	1,456,669	890,919
Net Increase (Decrease) from Capital Share Transactions	7,725,576	4,660,666
Total Increase (Decrease)	14,701,114	9,231,473
Net Assets
Beginning of Period	23,355,295	14,123,822
End of Period[1]	38,056,409	23,355,295

1  Net Assets—End of Period includes undistributed net investment income of $954,677,000 and $554,797,000.

European Stock Index Fund

Financial Highlights

Investor Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$34.67	$27.00	$23.77	$19.93	$16.44
Investment Operations
Net Investment Income	1.298[1]	.92	.67	.54	.44
Net Realized and Unrealized Gain (Loss)
on Investments	8.386	7.45	3.14	3.76	3.45
Total from Investment Operations	9.684	8.37	3.81	4.30	3.89
Distributions
Dividends from Net Investment Income	(.924)	(.70)	(.58)	(.46)	(.40)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.924)	(.70)	(.58)	(.46)	(.40)
Net Asset Value, End of Period	$43.43	$34.67	$27.00	$23.77	$19.93

Total Return[2]	28.49%	31.63%	16.21%	21.89%	24.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,188	$16,850	$10,759	$7,904	$5,339
Ratio of Total Expenses to
Average Net Assets	0.22%	0.27%	0.27%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	3.35%	3.35%	2.84%	2.67%	2.76%
Portfolio Turnover Rate[3]	9%	6%	5%	5%	6%

1  Calculated based on average shares outstanding.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

European Stock Index Fund

Admiral Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$81.50	$63.44	$55.84	$46.82	$38.61
Investment Operations
Net Investment Income	3.140[1]	2.23	1.611	1.308	1.070
Net Realized and Unrealized Gain (Loss)
on Investments	19.692	17.51	7.396	8.830	8.115
Total from Investment Operations	22.832	19.74	9.007	10.138	9.185
Distributions
Dividends from Net Investment Income	(2.242)	(1.68)	(1.407)	(1.118)	(.975)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.242)	(1.68)	(1.407)	(1.118)	(.975)
Net Asset Value, End of Period	$102.09	$81.50	$63.44	$55.84	$46.82

Total Return[2]	28.59%	31.77%	16.32%	21.98%	24.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,955	$2,175	$1,360	$628	$447
Ratio of Total Expenses to
Average Net Assets	0.12%	0.17%	0.18%	0.18%	0.23%
Ratio of Net Investment Income to
Average Net Assets	3.45%	3.45%	2.93%	2.76%	2.84%
Portfolio Turnover Rate[3]	9%	6%	5%	5%	6%

1  Calculated based on average shares outstanding.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

European Stock Index Fund

Signal Shares
	Year	Oct. 6,
	Ended	2006[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$31.51	$30.41
Investment Operations
Net Investment Income	1.151[2]	.01[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.681	1.09
Total from Investment Operations	8.832	1.10
Distributions
Dividends from Net Investment Income	(.842)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.842)	—
Net Asset Value, End of Period	$39.50	$31.51

Total Return[3]	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$502	$12
Ratio of Total Expenses to Average Net Assets	0.12%	0.17%*
Ratio of Net Investment Income to Average Net Assets	3.45%	3.45%*
Portfolio Turnover Rate[4]	9%	6%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

European Stock Index Fund

Institutional Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$34.74	$27.05	$23.80	$19.96	$16.46
Investment Operations
Net Investment Income	1.35[1]	.978	.721	.57	.471
Net Realized and Unrealized Gain (Loss)
on Investments	8.39	7.450	3.140	3.76	3.454
Total from Investment Operations	9.74	8.428	3.861	4.33	3.925
Distributions
Dividends from Net Investment Income	(.97)	(.738)	(.611)	(.49)	(.425)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.97)	(.738)	(.611)	(.49)	(.425)
Net Asset Value, End of Period	$43.51	$34.74	$27.05	$23.80	$19.96

Total Return[2]	28.63%	31.83%	16.42%	22.03%	24.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,263	$3,113	$1,827	$988	$649
Ratio of Total Expenses to
Average Net Assets	0.09%	0.12%	0.12%	0.12%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.48%	3.50%	2.99%	2.77%	2.96%
Portfolio Turnover Rate[3]	9%	6%	5%	5%	6%

1  Calculated based on average shares outstanding.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

European Stock Index Fund

ETF Shares

			March 4,
		Year Ended	2005[1] to
		October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005
Net Asset Value, Beginning of Period	$65.21	$50.80	$50.96
Investment Operations
Net Investment Income	2.576[2]	1.80	1.04
Net Realized and Unrealized Gain (Loss) on Investments	15.683	13.99	(1.20)
Total from Investment Operations	18.259	15.79	(.16)
Distributions
Dividends from Net Investment Income	(1.809)	(1.38)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.809)	(1.38)	—
Net Asset Value, End of Period	$81.66	$65.21	$50.80

Total Return	28.60%	31.75%	–0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,148	$1,205	$178
Ratio of Total Expenses to Average Net Assets	0.12%	0.18%	0.18%*
Ratio of Net Investment Income to Average Net Assets	3.45%	3.44%	2.93%*
Portfolio Turnover Rate[3]	9%	6%	5%

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a

European Stock Index Fund

cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $3,021,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 3.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

European Stock Index Fund

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $602,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2007, the fund realized net foreign currency gains of $7,800,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2007, the fund realized gains on the sale of passive foreign investment companies of $7,649,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2007, was $19,314,000, of which $17,126,000 has been distributed and is reflected in the balance of undistributed net income.

During the year ended October 31, 2007, the fund realized $33,426,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2007, the fund had $997,169,000 of ordinary income available for distribution. The fund had available realized losses of $13,739,000 to offset future net capital gains through October 31, 2011.

At October 31, 2007, the cost of investment securities for tax purposes was $24,541,847,000. Net unrealized appreciation of investment securities for tax purposes was $13,417,042,000, consisting of unrealized gains of $13,471,347,000 on securities that had risen in value since their purchase and $54,305,000 in unrealized losses on securities that had fallen in value since their purchase.

European Stock Index Fund

At October 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
MSCI Pan-Euro Index	4,425	167,217	4,563

At October 31, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
	Contract Amount (000)				(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
12/28/2007	EUR	112,427	USD	162,774	4,080

EUR—Euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency gains of $1,385,000 resulting from the translation of other assets and liabilities at October 31, 2007.

E. During the year ended October 31, 2007, the fund purchased $10,603,812,000 of investment securities and sold $2,698,456,000 of investment securities, other than temporary cash investments.

European Stock Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended October 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	5,660,208	147,210	3,520,497	114,339
Issued in Lieu of Cash Distributions	454,609	12,663	277,433	9,958
Redeemed[1]	(1,668,718)	(42,810)	(1,122,864)	(36,806)
Net Increase (Decrease)—Investor Shares	4,446,099	117,063	2,675,066	87,491
Admiral Shares
Issued	919,141	10,184	575,431	8,005
Issued in Lieu of Cash Distributions	51,856	615	31,004	474
Redeemed[1]	(808,257)	(8,547)	(231,842)	(3,224)
Net Increase (Decrease)—Admiral Shares	162,740	2,252	374,593	5,255
Signal Shares
Issued	477,278	12,591	11,828	389
Issued in Lieu of Cash Distributions	341	10	—	—
Redeemed[1]	(9,793)	(265)	(114)	(4)
Net Increase (Decrease)—Signal Shares	467,826	12,336	11,714	385
Institutional Shares
Issued	2,139,740	55,266	1,421,711	45,135
Issued in Lieu of Cash Distributions	80,880	2,251	43,746	1,569
Redeemed[1]	(1,028,378)	(26,180)	(757,083)	(24,631)
Net Increase (Decrease)—Institutional Shares	1,192,242	31,337	708,374	22,073
ETF Shares
Issued	1,456,669	20,084	890,919	14,968
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	1,456,669	20,084	890,919	14,968

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Net of redemption fees of $1,200,000 and $712,000 (fund totals).

Pacific Stock Index Fund

Fund Profile

As of October 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	560	558	2,067
Turnover Rate	3%	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Admiral Shares	0.12%
Signal Shares	0.12%[3]
Institutional Shares	0.09%
ETF Shares	0.12%
Short-Term Reserves	–0.3%[4]	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.3%	14.4%	9.8%
Consumer Staples	5.0	5.0	7.6
Energy	2.0	2.0	10.7
Financials	29.1	29.0	24.8
Health Care	4.1	4.1	6.6
Industrials	17.1	17.1	11.3
Information Technology	10.0	10.0	9.6
Materials	12.1	12.1	9.2
Telecommunication
Services	3.0	3.0	6.1
Utilities	3.3	3.3	4.3

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.97	0.72
Beta	0.99	0.88

Ten Largest Holdings[6] (% of total net assets)

Toyota Motor Corp.	automobile
	manufacturers	3.4%
BHP Billiton Ltd.	diversified
	metals and mining	3.2
Mitsubishi UFJ
Financial Group	diversified banks	1.9
Commonwealth
Bank of Australia	diversified banks	1.7
National
Australia Bank Ltd.	diversified banks	1.5
Nintendo Co.	home entertainment
	software	1.4
Honda Motor Co., Ltd.	automobile
	manufacturers	1.3
Mizuho
Financial Group, Inc.	diversified banks	1.2
Canon, Inc.	office electronics	1.2
Sumitomo Mitsui
Financial Group, Inc.	diversified banks	1.2
Top Ten		18.0%

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Japan	65.5%	65.6%
Australia	22.8	22.7
Hong Kong	7.4	7.2
Singapore	3.8	3.8
Other Pacific Countries	0.5	0.7

1  MSCI Pacific Index.

2  MSCI All Country World Index ex USA.

3  Annualized.

4  The fund invested a portion of its cash reserves in equity markets through the use of index futures contracts. After the effect of the futures investments, the fund’s temporary cash position was negative.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 165.

6  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended October 31, 2007			a $10,000
	One Year	Five Years	Ten Years	Investment
Pacific Stock Index Fund Investor Shares[1]	19.52%	21.05%	6.39%	$18,578
MSCI All Country World Index ex USA	32.97	26.39	10.75	27,762
MSCI Pacific Index	18.32	20.88	6.44	18,666
Average Japan/Pacific Region Fund[2]	13.91	18.99	5.97	17,851

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
Pacific Stock Index Fund Admiral Shares[1]	19.64%	21.16%	12.04%	$202,788
MSCI All Country World Index ex USA	32.97	26.39	16.54	258,999
MSCI Pacific Index	18.32	20.88	12.03	202,597

		Final Value of
	Since	a $10,000,000
	Inception[3]	Investment
Pacific Stock Index Fund Signal Shares[1]	5.73%	$10,573,207
MSCI All Country World Index ex USA	9.62	10,962,418
MSCI Pacific Index	4.79	10,478,656

1  Returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund and its comparative standards is calculated since the following inception dates: August 13, 2001, for the Admiral Shares and June 4, 2007, for the Signal Shares.

Pacific Stock Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Pacific Stock Index Fund Institutional Shares[2]	19.72%	21.23%	4.84%	$7,116,172
MSCI All Country World Index ex USA	32.97	26.39	9.19	9,633,086
MSCI Pacific Index	18.32	20.88	4.80	7,093,402

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Pacific Stock Index Fund ETF Shares	19.65%	17.61%	$15,394
MSCI All Country World Index ex USA	32.97	24.00	17,723
MSCI Pacific Index	18.32	17.31	15,293

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2007

		Since
	One Year	Inception[1]
Pacific Stock Index Fund ETF Shares Market Price	19.12%	53.87%
Pacific Stock Index Fund ETF Shares Net Asset Value	19.65	53.94
MSCI Pacific Index	18.32	52.93

1  Performance for the fund and its comparative standards is calculated since the following inception dates: May 15, 2000, for the Institutional Shares and March 4, 2005, for the ETF Shares.

2  Returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Pacific Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pacific Stock Index Fund
Investor Shares[1]	6/18/1990	18.82%	19.41%	4.65%
Admiral Shares[1]	8/13/2001	18.95	19.55	11.59[2]
Signal Shares[1]	6/04/2007	2.13[2]	—	—
Institutional Shares[1]	5/15/2000	19.02	19.63	4.40[2]
ETF Shares	3/4/2005
Market Price		18.66	16.68[2]	—
Net Asset Value		18.95	16.65[2]	—

1  Returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or, for the Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Returns since inception.

Note: See Financial Highlights tables on pages 71-75 for dividend and capital gains information.

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.2%)[1]
Australia (22.5%)
BHP Billiton Ltd.	12,646,494	550,689
Commonwealth
Bank of Australia	4,900,818	282,259
National Australia
Bank Ltd.	6,150,214	248,825
Australia & New Zealand
Bank Group Ltd.	6,970,123	196,782
Westpac
Banking Corp., Ltd.	6,972,074	195,693
Woolworths Ltd.	4,549,368	142,585
Westfield Group	6,585,985	134,663
^Rio Tinto Ltd.	1,076,000	111,688
QBE Insurance Group Ltd.	3,249,668	99,448
Woodside Petroleum Ltd.	1,795,542	87,871
Macquarie Bank Ltd.	991,526	79,189
Brambles Ltd.	5,342,730	71,117
CSL, Ltd.	2,065,512	70,220
AMP Ltd.	7,057,964	67,579
Suncorp-Metway Ltd.	3,484,094	66,194
Coles Group Ltd.	4,287,463	64,701
^Wesfarmers Ltd.	1,461,882	60,155
Newcrest Mining Ltd.	1,706,429	52,018
Telstra Corp. Ltd.	10,790,141	47,226
Foster’s Group Ltd.	7,437,984	44,410
Stockland	5,240,010	44,018
Macquarie
Goodman Group	5,424,488	35,163
Australian Stock
Exchange Ltd.	644,620	34,760
Orica Ltd.	1,174,886	34,132
GPT Group	7,735,537	33,469
Publishing &
Broadcasting Ltd.	1,684,396	32,881
^Leighton Holdings Ltd.	525,205	30,747

		Market
		Value•
	Shares	($000)
Santos Ltd.	2,272,910	30,001
Macquarie
Infrastructure Group	10,019,339	29,742
Insurance Australia
Group Ltd.	6,750,059	29,693
Zinifex Ltd.	1,837,050	29,072
Tabcorp Holdings Ltd.	1,981,357	28,833
Origin Energy Ltd.	3,291,354	28,246
BlueScope Steel Ltd.	2,768,094	27,609
Transurban Group	4,019,640	27,360
Alumina Ltd.	4,261,442	26,781
Lend Lease Corp.	1,362,337	25,548
Toll Holdings Ltd.	2,038,778	25,479
WorleyParsons Ltd.	561,477	25,381
^Babcock & Brown Ltd.	873,307	25,287
AXA Asia Pacific
Holdings Ltd.	3,240,304	24,789
^Fortescue Metals
Group Ltd.	474,341	22,386
Amcor Ltd.	3,384,297	22,222
DB RREEF Trust	10,945,791	21,442
Centro Properties Group	3,183,478	20,956
Mirvac Group	3,830,005	20,770
Qantas Airways Ltd.	3,673,658	20,317
John Fairfax Holdings Ltd.	4,470,361	19,853
Sonic Healthcare Ltd.	1,179,429	19,021
Coca-Cola Amatil Ltd.	1,988,655	19,005
AGL Energy Ltd.	1,636,281	18,446
OneSteel Ltd.	2,814,794	18,188
Telstra Corp. Installment
Receipt Exp. 3/31/08	5,623,728	16,749
*^Paladin Resources Ltd.	2,045,590	15,926
Tattersall’s Ltd.	4,061,538	15,925
Asciano Group	2,018,514	15,835
Computershare Ltd.	1,908,307	15,387
Boral Ltd.	2,262,276	14,377
Cochlear Ltd.	207,500	13,343
^Aristocrat Leisure Ltd.	1,317,434	12,886
Harvey Norman
Holdings Ltd.	2,000,317	12,711
CFS Gandel Retail Trust	5,180,655	11,833
Macquarie Office Trust	7,568,073	11,612
CSR Ltd.	3,497,613	11,164
James Hardie
Industries NV	1,771,010	10,782
Macquarie Airports Group	2,600,105	10,686
Caltex Australia Ltd.	509,922	10,259
^Perpetual Trustees
Australia Ltd.	140,517	9,775
Lion Nathan Ltd.	1,110,254	9,656

		Market
		Value•
	Shares	($000)
ING Industrial Fund	3,418,564	8,958
Billabong International Ltd.	629,409	8,889
Symbion Health Ltd.	2,290,349	8,674
^ABC Learning Centres Ltd.	1,401,868	8,656
Challenger Financial
Services Group Ltd.	1,364,196	8,152
Goodman Fielder Ltd.	4,020,931	7,918
Commonwealth
Property Office Fund	5,250,140	7,770
Macquarie Communications
Infrastructure Group	1,378,206	7,436
Downer EDI Ltd.	1,057,972	6,597
Centro Retail Trust	4,157,111	6,233
Ansell Ltd.	511,708	5,932
Pacific Brands Ltd.	1,764,169	5,706
APN News & Media Ltd.	1,127,537	5,645
Paperlinx Ltd.	1,573,468	4,073
Futuris Corp., Ltd.	2,036,654	4,047
Iluka Resources Ltd.	834,564	3,415
		3,851,916
Hong Kong (7.4%)
Hong Kong Exchanges &
Clearing Ltd.	4,025,500	134,381
Cheung Kong Holdings Ltd.	5,675,228	111,322
Hutchison Whampoa Ltd.	8,016,360	100,755
Sun Hung Kai
Properties Ltd.	5,160,104	98,614
Esprit Holdings Ltd.	3,948,178	65,940
Hang Seng Bank Ltd.	2,885,166	58,944
Swire Pacific Ltd. A Shares	3,157,500	45,095
Li & Fung Ltd.	8,369,450	39,716
Boc Hong Kong
Holdings Ltd.	13,953,800	39,517
Hang Lung Properties Ltd.	7,811,720	37,583
Hong Kong &
China Gas Co., Ltd.	13,714,438	36,899
Bank of East Asia Ltd.	5,320,273	36,199
CLP Holdings Ltd.	4,997,063	33,771
New World
Development Co., Ltd.	9,057,146	32,644
Henderson Land
Development Co. Ltd.	3,295,324	29,541
Tencent Holdings Ltd.	3,352,600	28,740
Wharf Holdings Ltd.	4,621,914	27,868
Hong Kong Electric
Holdings Ltd.	5,238,350	26,932
* Foxconn International
Holdings Ltd.	7,920,238	22,085
Kerry Properties Ltd.	2,381,313	20,713
Link REIT	8,031,000	18,221

		Market
		Value•
	Shares	($000)
MTR Corp.	5,209,200	18,060
Sino Land Co.	5,142,400	16,120
Cathay Pacific Airways Ltd.	5,149,500	15,361
Kingboard Chemical
Holdings Ltd.	2,195,500	14,421
Shangri-La Asia Ltd.	4,386,068	13,998
Belle International
Holdings Ltd.	7,767,000	12,600
Hopewell Holdings Ltd.	2,346,800	12,161
Shui On Land Ltd.	7,111,243	9,899
PCCW Ltd.	15,129,769	9,770
Tingyi Holding Corp.	6,333,350	9,692
Orient Overseas
International Ltd.	815,224	8,416
Wing Hang Bank Ltd.	665,509	7,842
Hutchison
Telecommunications
International Ltd.	5,403,673	7,713
Hysan
Development Co., Ltd.	2,391,811	7,227
Television Broadcasts Ltd.	1,077,424	6,979
Shun Tak Holdings Ltd.	4,391,382	6,933
Yue Yuen Industrial
(Holdings) Ltd.	2,189,900	6,758
Cheung Kong Infrastructure
Holdings Ltd.	1,706,600	6,686
ASM Pacific Technology Ltd.	733,000	5,747
Melco International
Development Corp.	2,781,000	5,273
Techtronic
Industries Co., Ltd.	4,165,000	4,501
Johnson Electric
Holdings Ltd.	5,546,600	3,113
Giordano International Ltd.	5,141,600	2,404
		1,257,154
Japan (65.0%)
Toyota Motor Corp.	10,203,865	584,112
Mitsubishi UFJ
Financial Group	32,732,040	327,521
Nintendo Co.	373,620	237,278
Honda Motor Co., Ltd.	5,876,904	220,072
Mizuho Financial
Group, Inc.	37,197	209,064
Canon, Inc.	4,018,249	203,321
Sumitomo Mitsui
Financial Group, Inc.	24,765	202,858
Takeda
Pharmaceutical Co. Ltd.	3,183,847	198,877
Sony Corp.	3,778,864	186,625
Mitsui & Co., Ltd.	6,410,600	166,279

		Market
		Value•
	Shares	($000)
Mitsubishi Corp.	5,094,900	158,632
Nippon Steel Corp.	21,806,343	144,936
Matsushita Electric
Industrial Co., Ltd.	7,403,563	141,376
Mitsubishi Estate Co., Ltd.	4,424,000	132,624
JFE Holdings, Inc.	2,191,700	128,299
Nomura Holdings Inc.	6,665,000	118,765
Tokyo Electric Power Co.	4,586,510	116,382
Komatsu Ltd.	3,383,768	113,446
Millea Holdings, Inc.	2,795,000	109,999
East Japan Railway Co.	12,807	105,496
Shin-Etsu
Chemical Co., Ltd.	1,546,000	99,170
Japan Tobacco, Inc.	16,977	98,953
Toshiba Corp.	11,537,000	97,699
Nissan Motor Co., Ltd.	8,511,920	97,655
Astellas Pharma Inc.	2,021,298	89,728
Nippon Telegraph and
Telephone Corp.	19,557	89,505
Mitsubishi Electric Corp.	7,291,000	88,891
Fuji Photo Film Co., Ltd.	1,842,066	88,115
NTT DoCoMo, Inc.	60,444	87,940
Mitsui Fudosan Co., Ltd.	3,152,557	87,212
Hitachi Ltd.	12,707,000	85,096
Seven and I
Holdings Co., Ltd.	3,097,140	79,973
Fanuc Co., Ltd.	722,200	79,167
Sumitomo Metal
Industries Ltd.	15,412,000	76,283
Daiichi Sankyo Co., Ltd.	2,634,336	74,915
Denso Corp.	1,830,400	74,360
Itochu Corp.	5,680,000	71,775
Orix Corp.	344,806	70,729
Mitsubishi Heavy
Industries Ltd.	12,093,000	70,427
KDDI Corp.	9,283	70,111
Sumitomo Corp.	4,003,000	69,748
Mitsui OSK Lines Ltd.	4,088,000	67,565
Kansai Electric
Power Co., Inc.	2,900,400	65,317
Softbank Corp.	2,788,818	65,132
Chubu Electric Power Co.	2,505,500	64,201
Central Japan Railway Co.	5,918	61,223
Sharp Corp.	3,764,000	59,373
Hoya Corp.	1,560,094	56,809
Kao Corp.	1,966,661	56,403
Fujitsu Ltd.	7,034,000	55,229
Marubeni Corp.	6,223,000	53,434
Sumitomo Chemical Co.	5,934,000	52,754
Mitsui Sumitomo

		Market
		Value•
	Shares	($000)
Insurance Co.	4,568,552	52,396
Kyocera Corp.	612,800	52,087
Bridgestone Corp.	2,300,859	50,931
Sumitomo Realty &
Development Co.	1,434,272	50,623
Ricoh Co.	2,524,386	49,896
Daikin Industries Ltd.	983,089	49,514
Asahi Glass Co., Ltd.	3,572,200	49,195
Murata
Manufacturing Co., Ltd.	807,755	49,158
Daiwa Securities
Group Inc.	5,037,850	48,550
Sumitomo Metal
Mining Co.	2,070,000	46,192
Sumitomo Electric
Industries Ltd.	2,829,700	45,814
T & D Holdings, Inc.	743,810	44,767
Nippon Yusen Kabushiki
Kaisha Co.	4,179,000	43,145
Kirin Brewery Co., Ltd.	2,973,048	41,546
Nippon Oil Corp.	4,683,479	41,480
Ibiden Co., Ltd.	482,539	40,902
Secom Co., Ltd.	792,600	40,780
Eisai Co., Ltd.	951,600	39,956
TDK Corp.	477,600	39,196
Toray Industries, Inc.	5,024,740	38,790
Nikon Corp.	1,204,718	38,662
Resona Holdings Inc.	21,518	38,559
NEC Corp.	7,664,812	38,114
Aeon Co., Ltd.	2,417,100	38,049
Tokyo Electron Ltd.	647,730	38,039
Tokyo Gas Co., Ltd.	8,472,000	37,769
Sompo Japan
Insurance Inc.	3,168,000	37,259
Mitsubishi Chemical
Holdings Corp.	4,433,000	36,679
Olympus Corp.	870,464	36,250
Kobe Steel Ltd.	9,995,095	35,988
NGK Insulators Ltd.	1,010,534	35,825
Sumitomo Trust &
Banking Co., Ltd.	4,742,959	35,364
Kyushu Electric
Power Co., Inc.	1,432,600	34,930
Kubota Corp.	4,134,000	34,706
Asahi Kasei Corp.	4,502,000	34,465
Tohoku Electric Power Co.	1,612,700	34,078
Dai-Nippon
Printing Co., Ltd.	2,338,741	33,951
Yamada Denki Co., Ltd.	326,736	33,687
Inpex Holdings, Inc.	3,109	33,516

		Market
		Value•
	Shares	($000)
Rohm Co., Ltd.	381,100	33,388
West Japan Railway Co.	6,416	32,108
Bank of Yokohama Ltd.	4,472,000	31,733
Konica Minolta
Holdings, Inc.	1,806,000	31,615
Nippon Mining
Holdings Inc.	3,332,000	31,515
Terumo Corp.	636,459	31,151
Shiseido Co., Ltd.	1,277,524	30,756
Nidec Corp.	408,600	30,701
Keyence Corp.	132,419	30,516
Nitto Denko Corp.	623,100	30,420
Aisin Seiki Co., Ltd.	723,238	29,718
Osaka Gas Co., Ltd.	7,597,000	29,556
Kawasaki Kisen Kaisha Ltd.	2,121,000	29,440
SMC Corp.	217,077	29,078
Toyoda Automatic
Loom Works Ltd.	676,800	28,983
Sumitomo Heavy
Industries Ltd.	2,172,000	28,694
Ajinomoto Co., Inc.	2,512,000	28,373
Daiwa House
Industry Co., Ltd.	1,926,000	27,485
Tokyu Corp.	4,151,000	26,978
Asahi Breweries Ltd.	1,552,700	25,679
Yahoo Japan Corp.	57,090	25,414
Office Building Fund of
Japan Inc.	1,725	25,023
Mitsubishi Materials Corp.	4,254,000	24,905
Sekisui House Ltd.	1,876,858	24,011
Chiba Bank Ltd.	2,861,000	22,963
Shizuoka Bank Ltd.	2,162,000	22,699
Electric Power
Development Co., Ltd.	565,940	22,526
Mitsui Chemicals, Inc.	2,393,000	22,507
Toyota Tsusho Corp.	803,004	22,502
Mitsui Trust Holding Inc.	2,743,400	21,951
Japan Steel Works Ltd.	1,333,832	21,818
NTT Data Corp.	4,765	21,729
Nippon Electric
Glass Co., Ltd.	1,267,097	21,536
Yamato Holdings Co., Ltd.	1,460,000	21,535
Hankyu Corp.	4,563,958	21,413
Nikko Securities Co., Ltd.	1,475,253	21,241
Makita Corp.	435,300	20,971
Toppan Printing Co., Ltd.	2,112,000	20,605
Yamaha Motor Co., Ltd.	702,800	20,069
Omron Corp.	800,100	19,678
Credit Saison Co., Ltd.	616,052	19,644
Kawasaki Heavy

		Market
		Value•
	Shares	($000)
Industries Ltd.	5,338,000	19,340
Dentsu Inc.	7,364	19,313
Shionogi & Co., Ltd.	1,127,362	19,213
Kintetsu Corp.	6,134,150	18,648
Japan Real Estate
Investment Corp.	1,472	18,307
Chugai
Pharmaceutical Co., Ltd.	1,056,200	18,296
Fukuoka Financial
Group, Inc.	2,836,600	18,282
Kuraray Co., Ltd.	1,373,000	17,928
Sojitz Holdings Corp.	3,835,400	17,606
JSR Corp.	677,700	17,597
Advantest Corp.	603,236	17,501
Trend Micro Inc.	387,000	17,280
Shinsei Bank, Ltd.	5,297,046	17,169
Tokyu Land Corp.	1,614,000	16,721
Hitachi Construction
Machinery Co.	405,878	16,647
Showa Denko K.K.	4,231,000	16,596
Odakyu Electric
Railway Co.	2,370,000	16,573
Mitsui Engineering &
Shipbuilding Co., Ltd.	2,813,000	16,564
JS Group Corp.	1,004,808	16,277
Teijin Ltd.	3,328,000	16,058
Sumco Corp.	433,016	15,804
Matsushita Electric
Works, Ltd.	1,409,000	15,683
Joyo Bank Ltd.	2,528,000	15,677
JGC Corp.	782,000	15,660
Yamaha Corp.	663,900	15,442
Leopalace21 Corp.	481,700	15,377
Nippon Express Co., Ltd.	3,014,000	15,158
Nomura Research
Institute, Ltd.	425,780	15,050
Hokkaido Electric
Power Co., Ltd.	691,861	14,930
NSK Ltd.	1,668,000	14,789
OJI Paper Co., Ltd.	3,213,740	14,680
Mitsubishi Gas
Chemical Co.	1,464,000	14,658
J. Front Retailing Co., Ltd.	1,623,400	14,564
Tobu Railway Co., Ltd.	3,085,000	14,560
Hirose Electric Co., Ltd.	120,800	14,486
NTN Corp.	1,497,000	14,232
Mitsumi Electric Co., Ltd.	307,600	14,174
Kurita Water Industries Ltd.	422,900	14,127
Daito Trust
Construction Co., Ltd.	304,184	14,104

		Market
		Value•
	Shares	($000)
Amada Co., Ltd.	1,385,000	14,014
JTEKT Corp.	726,923	13,975
Citizen Watch Co., Ltd.	1,295,400	13,955
Nippon Sheet
Glass Co., Ltd.	2,276,000	13,895
Hokuhoku Financial
Group, Inc.	4,477,400	13,831
Tokyo Tatemono Co., Ltd.	1,075,000	13,830
^Bank of Kyoto Ltd.	1,072,000	13,695
Takashimaya Co.	1,118,972	13,588
Keio Electric
Railway Co., Ltd.	2,169,000	13,192
^Kyowa Hakko Kogyo Co.	1,196,000	13,057
Ube Industries Ltd.	3,595,000	12,909
Stanley Electric Co.	568,600	12,645
*^Elpida Memory Inc.	366,300	12,636
Namco Bandai
Holdings Inc.	788,100	12,151
Rakuten, Inc.	24,725	12,092
Dowa Mining Co., Ltd.	1,032,000	12,090
Kajima Corp.	3,398,000	12,035
IHI Corp.	4,990,000	11,961
Sekisui Chemical Co.	1,737,000	11,888
Sony Financial
Holdings, Inc.	3,275	11,781
Ohbayashi Corp.	2,321,000	11,696
Sapporo Hokuyo
Holdings, Inc.	1,135	11,682
Shimizu Corp.	2,217,000	11,604
Marui Co., Ltd.	1,116,400	11,581
Nisshin Steel Co.	3,003,000	11,560
Tokuyama Corp.	827,000	11,551
Tosoh Corp.	1,803,000	11,540
Fast Retailing Co., Ltd.	200,300	11,530
Furukawa Electric Co.	2,399,000	11,523
Mitsubishi Rayon Co., Ltd.	2,028,000	11,509
The Hachijuni Bank Ltd.	1,506,550	11,508
Seiko Epson Corp.	481,900	11,387
Dai-Nippon Ink &
Chemicals, Inc.	2,373,000	11,386
Oriental Land Co., Ltd.	189,500	11,250
SBI Holdings, Inc.	35,230	11,177
Toyo Seikan Kaisha Ltd.	613,600	11,092
Yaskawa Electric Corp.	823,380	11,077
^TonenGeneral Sekiyu K.K.	1,091,000	10,991
NGK Spark Plug Co.	650,682	10,947
Taisei Corp.	3,618,000	10,885
Taiheiyo Cement Corp.	3,409,000	10,741
Takefuji Corp.	418,940	10,720
^Nissin Food

		Market
		Value•
	Shares	($000)
Products Co., Ltd.	337,000	10,604
THK Co., Inc.	477,600	10,532
Taisho Pharmaceutical Co.	545,000	10,477
Konami Corp.	352,849	10,417
Sega Sammy Holdings Inc.	749,032	10,342
The Hiroshima Bank, Ltd.	1,896,650	10,305
Denki Kagaku Kogyo K.K.	1,751,000	10,301
Kaneka Corp.	1,151,982	10,238
Yokogawa Electric Corp.	811,997	10,231
Shinko Securities Co., Ltd.	1,973,000	10,218
Chiyoda Corp.	545,000	10,121
Gunma Bank Ltd.	1,418,000	10,073
Nippon Paper Group, Inc.	3,340	10,001
*^Sanyo Electric Co., Ltd.	6,018,000	9,962
^Keihin Electric Express
Railway Co., Ltd.	1,612,000	9,888
NTT Urban
Development Corp.	4,352	9,817
Isetan Co.	724,500	9,789
Benesse Corp.	261,457	9,786
Japan Retail Fund
Investment Corp.	1,315	9,765
The Suruga Bank, Ltd.	743,000	9,754
* Haseko Corp.	4,000,155	9,635
Asics Corp.	604,139	9,634
Hitachi Chemical Co., Ltd.	391,400	9,595
Shimano, Inc.	258,100	9,421
NOK Corp.	421,400	9,414
Nippon Sanso Corp.	1,056,000	9,381
^All Nippon
Airways Co., Ltd.	2,428,000	9,362
Uni-Charm Corp.	156,500	9,336
CSK Corp.	237,700	9,313
Tanabe Seiyaku Co., Ltd.	808,000	9,310
Minebea Co., Ltd.	1,343,000	9,297
^Yakult Honsha Co., Ltd.	398,800	9,259
Nomura Real Estate
Office Fund, Inc.	905	9,192
Mitsui Mining &
Smelting Co., Ltd.	2,169,000	9,132
Toyoda Gosei Co., Ltd.	246,200	8,843
77 Bank Ltd.	1,307,000	8,827
Idemitsu Kosan Co. Ltd.	75,747	8,821
Ushio Inc.	421,500	8,699
Sankyo Co., Ltd.	203,200	8,675
Fujikura Ltd.	1,338,000	8,627
Toho Co., Ltd.	429,100	8,585
Japan Prime Realty
Investment Corp.	2,128	8,562
Casio Computer Co.	899,800	8,484

		Market
		Value•
	Shares	($000)
^Promise Co., Ltd.	281,250	8,460
Showa Shell Sekiyu K.K.	714,000	8,406
Daido Steel Co., Ltd.	1,220,000	8,326
Japan Petroleum
Exploration Co., Ltd.	108,485	8,266
Toyota Boshoku Corp.	248,800	8,178
Alps Electric Co., Ltd.	651,900	8,162
Lawson Inc.	234,700	8,114
Fuji Electric
Holdings Co., Ltd.	2,125,000	8,101
Shimamura Co., Ltd.	82,800	8,062
Susuken Co., Ltd.	248,720	8,030
MEDICEO
Holdings Co., Ltd.	551,961	8,022
Kamigumi Co., Ltd.	984,000	8,012
Sumitomo Rubber
Industries Ltd.	647,000	7,924
*^Japan Airlines System Co.	3,409,000	7,687
^Toto Ltd.	1,058,000	7,657
The Nishi-Nippon
City Bank, Ltd.	2,564,307	7,636
Okuma Corp.	541,711	7,633
Daicel Chemical
Industries Ltd.	1,034,000	7,615
Nissan Chemical
Industries, Ltd.	553,000	7,604
Nisshinbo Industries, Inc.	557,000	7,602
Glory Ltd.	221,600	7,359
^Sapporo Holdings Ltd.	972,000	7,317
^Mitsukoshi, Ltd.	1,555,000	7,206
Mabuchi Motor Co.	105,900	7,152
^Kikkoman Corp.	560,000	7,105
Hino Motors, Ltd.	980,000	7,065
^Aiful Corp.	297,500	7,020
Nippon Meat Packers, Inc.	693,000	6,984
Jupiter Telecommunications
Co., Ltd.	8,496	6,849
Ebara Corp.	1,438,000	6,786
^Oracle Corp. Japan	144,200	6,622
Santen
Pharmaceutical Co., Ltd.	280,100	6,584
Nisshin Seifun Group Inc.	727,100	6,557
FamilyMart Co., Ltd.	222,600	6,487
Pioneer Corp.	577,500	6,435
Taiyo Yuden Co., Ltd.	387,000	6,420
Hakuhodo DY Holdings Inc.	88,200	6,389
Nitori Co., Ltd.	139,568	6,378
Mitsubishi Logistics Corp.	433,000	6,259
AEON Mall Co., Ltd.	239,800	6,236
Kansai Paint Co., Ltd.	826,000	6,201

		Market
		Value•
	Shares	($000)
Alfresa Holdings Corp.	106,600	6,196
^Osaka Titanium
Technologies Co.	69,726	6,139
Keisei Electric
Railway Co., Ltd.	1,110,000	6,116
USS Co., Ltd.	92,390	6,052
ZEON Corp.	639,527	6,039
Uny Co., Ltd.	682,000	5,913
Shinko Electric
Industries Co., Ltd.	255,553	5,907
Hitachi
High-Technologies Corp.	260,275	5,865
Toyo Suisan Kaisha, Ltd.	336,000	5,841
Tokai Rika Co., Ltd.	197,124	5,830
^SBI E*Trade
Securities Co., Ltd.	5,420	5,819
^Acom Co., Ltd.	241,650	5,787
Otsuka Corp.	60,064	5,756
Nomura Real Estate
Holdings Inc.	198,200	5,739
Tokyo Steel
Manufacturing Co.	411,000	5,699
Aoyama Trading Co., Ltd.	216,300	5,654
^Toyobo Ltd.	2,394,000	5,638
Canon Sales Co. Inc.	284,000	5,565
Ryohin Keikaku Co., Ltd.	87,200	5,488
Onward Kashiyama Co., Ltd.	524,000	5,402
Komori Corp.	203,000	5,369
Obic Co., Ltd.	26,350	5,293
Meiji Dairies Corp.	1,001,000	5,288
Diamond Lease Co., Ltd.	152,170	5,272
^Meiji Seika Kaisha Ltd.	1,185,000	5,214
Aeon Credit
Service Co. Ltd.	327,990	5,046
JAFCO Co., Ltd.	118,700	4,892
Coca-Cola West
Japan Co., Ltd.	210,700	4,878
Dai-Nippon Screen
Manufacturing Co., Ltd.	816,000	4,851
NHK Spring Co.	554,000	4,758
Nippon Shokubai Co., Ltd.	481,000	4,754
Ito En, Ltd.	223,900	4,732
Sumitomo Bakelite Co. Ltd.	756,000	4,636
Shimachu Co.	156,836	4,515
Nippon Kayaku Co., Ltd.	545,000	4,400
Seino
Transportation Co., Ltd.	507,000	4,353
Hitachi Cable Ltd.	637,000	4,259
Itochu Techno-Science Corp.	117,400	4,191
^Rinnai Corp.	133,300	4,150

		Market
		Value•
	Shares	($000)
Hankyu Department
Stores, Inc.	494,000	4,123
House Foods Industry Corp.	259,900	4,116
Kinden Corp.	456,000	4,054
Comsys Holdings Corp.	410,000	4,020
* K.K. DaVinci Advisors	3,851	4,018
^Wacoal Corp.	329,000	4,011
Sanwa Shutter Corp.	760,000	4,008
Asatsu-DK Inc.	119,200	3,983
*^Access Co., Ltd.	825	3,964
Nichirei Corp.	907,000	3,878
Tokyo Broadcasting
System, Inc.	144,800	3,865
Toda Corp.	737,000	3,862
*^NEC Electronics Corp.	140,800	3,858
Nippon Light Metal Co.	1,834,000	3,784
^Toho Titanium Co., Ltd.	103,342	3,777
*^Oki Electric
Industry Co. Ltd.	2,163,000	3,681
^Matsui Securities Co., Ltd.	461,800	3,669
Yamazaki Baking Co., Ltd.	417,000	3,651
^Park24 Co., Ltd.	366,374	3,647
^Meitec Corp.	122,900	3,622
Fuji Television Network, Inc.	1,786	3,607
^Takara Holdings Inc.	612,000	3,597
Daifuku Co., Ltd.	299,427	3,577
^OSG Corp.	278,011	3,517
Q.P. Corp.	349,200	3,447
Sumitomo Osaka
Cement Co., Ltd.	1,351,000	3,386
EDION Corp.	277,045	3,182
Gunze Ltd.	640,000	3,096
Hikari Tsushin, Inc.	100,100	3,057
^Tokyo Seimitsu Co., Ltd.	126,966	2,995
^Okumura Corp.	561,000	2,969
Kose Corp.	114,770	2,946
^Nishimatsu
Construction Co.	952,000	2,933
Central Glass Co., Ltd.	604,000	2,855
^eAccess Ltd.	4,498	2,851
Round One Corp.	1,184	2,812
Kokuyo Co., Ltd.	293,900	2,591
Circle K Sunkus Co., Ltd.	166,500	2,547
^Autobacs Seven Co., Ltd.	106,800	2,482
Matsumotokiyoshi
Holdings Co., Ltd.	131,700	2,335
TIS Inc.	127,400	2,220
Hitachi Capital Corp.	165,700	2,202
^Sanken Electric Co., Ltd.	375,000	2,147
Fuji Soft ABC Inc.	105,500	2,090

		Market
		Value•
	Shares	($000)
^Aderans Co. Ltd.	117,200	1,887
^The Goodwill Group, Inc.	4,472	1,026
* Dowa Mining Co., Ltd.
Rights Exp. 1/29/10	805,000	465
		11,088,156
New Zealand (0.5%)
Telecom Corp. of
New Zealand Ltd.	6,733,646	22,619
Fletcher Building Ltd.	1,881,499	17,287
Auckland International
Airport Ltd.	3,701,499	8,238
Contact Energy Ltd.	1,092,522	7,659
Sky City Entertainment
Group Ltd.	1,770,631	7,359
Fisher & Paykel
Healthcare Corp. Ltd.	1,817,144	4,566
Sky Network Television Ltd.	670,915	2,990
Kiwi Income Property Trust	2,507,899	2,827
Fisher & Paykel
Appliances Holdings Ltd.	939,413	2,552
Vector Ltd.	853,124	1,576
		77,673
Singapore (3.8%)
Singapore
Telecommunications Ltd.	30,004,290	85,323
United Overseas
Bank Ltd.	4,598,567	68,984
DBS Group Holdings Ltd.	4,288,161	67,117
Oversea–Chinese
Banking Corp., Ltd.	9,437,068	60,587
Keppel Corp., Ltd.	4,147,500	42,633
Singapore Exchange Ltd.	3,005,000	32,928
Capitaland Ltd.	5,821,895	32,780
Singapore Airlines Ltd.	1,984,010	27,083
City Developments Ltd.	1,870,412	20,652
Singapore Press
Holdings Ltd.	5,691,833	18,117
Cosco Corp.
Singapore Ltd.	2,924,000	15,880
Sembcorp Industries Ltd.	3,332,393	13,764
Singapore Technologies
Engineering Ltd.	5,049,407	13,358
Fraser & Neave Ltd.	3,139,500	13,148
CapitaMall Trust	3,837,148	9,794
SembCorp Marine Ltd.	3,107,800	9,649
ComfortDelGro Corp. Ltd.	7,083,586	9,514
Venture Corp. Ltd.	878,250	8,520
Keppel Land Ltd.	1,364,000	7,890
Jardine Cycle N
Carriage Ltd.	515,128	7,552

		Market
		Value•
	Shares	($000)
United Overseas Land Ltd.	1,952,556	7,165
Capitacommercial Trust	3,667,365	6,867
Ascendas REIT	3,774,000	6,806
Parkway Holdings Ltd.	2,339,072	6,784
Noble Group Ltd.	3,887,000	6,404
Neptune Orient Lines Ltd.	1,670,000	5,982
Olam International Ltd.	2,351,000	5,741
Suntec REIT	3,771,142	4,753
Singapore Post Ltd.	5,052,800	4,285
Wing Tai Holdings Ltd.	1,608,000	3,887
Singapore
Petroleum Co. Ltd.	635,000	3,626
Singapore Land Ltd.	470,000	3,179
* Chartered Semiconductor
Manufacturing Ltd.	3,861,000	3,072
Allgreen Properties Ltd.	2,714,500	2,994
SMRT Corp. Ltd.	2,390,000	2,931
Haw Par Brothers
International Ltd.	358,193	1,970
		641,719
Total Common Stocks
(Cost $12,571,799)		16,916,618
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.2%)
[2] Vanguard Market
Liquidity Fund,
4.955%—Note E	323,074,624	323,075
[2] Vanguard Market
Liquidity Fund, 4.955%	50,950,165	50,950
		374,025
	Face
	Amount
	($000)
U.S. Agency Obligations (0.1%)
[3] Federal Home Loan Bank
[4] 4.923%, 1/25/08	6,000	5,936
[3] Federal National Mortgage Assn.
[4] 4.917%, 1/18/08	3,000	2,971
		8,907
Total Temporary Cash Investments
(Cost $382,925)		382,932
Total Investments (101.5%)
(Cost $12,954,724)		17,299,550
Other Assets and Liabilities (–1.5%)
Other Assets—Note B		281,149
Security Lending Collateral
Payable to Brokers—Note E		(323,075)
Other Liabilities		(214,712)
		(256,638)
Net Assets (100%)		17,042,912

Pacific Stock Index Fund

At October 31, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	12,643,831
Undistributed Net Investment Income	131,063
Accumulated Net Realized Losses	(81,056)
Unrealized Appreciation
Investment Securities	4,344,826
Futures Contracts	3,464
Foreign Currencies and
Forward Currency Contracts	784
Net Assets	17,042,912

Investor Shares—Net Assets
Applicable to 795,174,867 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	11,280,720
Net Asset Value Per Share—
Investor Shares	$14.19

Admiral Shares—Net Assets
Applicable to 13,902,735 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,292,183
Net Asset Value Per Share—
Admiral Shares	$92.94

Amount
($000)
Signal Shares—Net Assets
Applicable to 7,655,056 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	247,087
Net Asset Value Per Share—
Signal Shares	$32.28

Institutional Shares—Net Assets
Applicable to 191,310,711 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,720,091
Net Asset Value Per Share—
Institutional Shares	$14.22

ETF Shares—Net Assets
Applicable to 19,992,596 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,502,831
Net Asset Value Per Share—
ETF Shares	$75.17

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $8,907,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Dividends[1]	278,796
Interest[2]	3,839
Security Lending	3,889
Total Income	286,524
Expenses
The Vanguard Group—Note B
Investment Advisory Services	401
Management and Administrative—Investor Shares	16,241
Management and Administrative—Admiral Shares	1,054
Management and Administrative—Signal Shares	23
Management and Administrative—Institutional Shares	960
Management and Administrative—ETF Shares	775
Marketing and Distribution—Investor Shares	2,363
Marketing and Distribution—Admiral Shares	211
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	558
Marketing and Distribution—ETF Shares	260
Custodian Fees	2,561
Auditing Fees	38
Shareholders’ Reports—Investor Shares	135
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	31
Trustees’ Fees and Expenses	15
Total Expenses	25,633
Net Investment Income	260,891
Realized Net Gain (Loss)
Investment Securities Sold	26,144
Futures Contracts	(3,371)
Foreign Currencies and Forward Currency Contracts	7,554
Realized Net Gain (Loss)	30,327
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,248,333
Futures Contracts	3,506
Foreign Currencies and Forward Currency Contracts	536
Change in Unrealized Appreciation (Depreciation)	2,252,375
Net Increase (Decrease) in Net Assets Resulting from Operations	2,543,593

1  Dividends are net of foreign withholding taxes of $11,775,000.

2  Interest income from an affiliated company of the fund was $3,621,000.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	260,891	172,443
Realized Net Gain (Loss)	30,327	386,020
Change in Unrealized Appreciation (Depreciation)	2,252,375	899,705
Net Increase (Decrease) in Net Assets Resulting from Operations	2,543,593	1,458,168
Distributions
Net Investment Income
Investor Shares	(176,611)	(82,959)
Admiral Shares	(25,966)	(13,155)
Signal Shares	—	—
Institutional Shares	(42,679)	(22,834)
ETF Shares	(18,129)	(4,454)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(263,385)	(123,402)
Capital Share Transactions—Note F
Investor Shares	1,937,377	1,678,857
Admiral Shares	(42,070)	272,087
Signal Shares	242,515	—
Institutional Shares	573,669	289,594
ETF Shares	628,365	481,727
Net Increase (Decrease) from Capital Share Transactions	3,339,856	2,722,265
Total Increase (Decrease)	5,620,064	4,057,031
Net Assets
Beginning of Period	11,422,848	7,365,817
End of Period[1]	17,042,912	11,422,848

1  Net Assets—End of Period includes undistributed net investment income of $131,063,000 and $127,047,000.

Pacific Stock Index Fund

Financial Highlights

Investor Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.13	$10.39	$8.63	$7.80	$5.90
Investment Operations
Net Investment Income	.236	.19	.156	.121	.082
Net Realized and Unrealized Gain (Loss)
on Investments	2.091	1.71	1.761	.814	1.885
Total from Investment Operations	2.327	1.90	1.917	.935	1.967
Distributions
Dividends from Net Investment Income	(.267)	(.16)	(.157)	(.105)	(.067)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.267)	(.16)	(.157)	(.105)	(.067)
Net Asset Value, End of Period	$14.19	$12.13	$10.39	$8.63	$7.80

Total Return[1]	19.52%	18.39%	22.48%	12.15%	33.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,281	$7,814	$5,202	$3,471	$2,265
Ratio of Total Expenses to
Average Net Assets	0.22%	0.27%	0.32%	0.34%	0.39%
Ratio of Net Investment Income to
Average Net Assets	1.80%	1.73%	1.76%	1.57%	1.49%
Portfolio Turnover Rate[2]	3%	2%	7%	3%	3%

1  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Pacific Stock Index Fund

Admiral Shares

			Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$79.43	$68.05	$56.47	$51.05	$38.63
Investment Operations
Net Investment Income	1.613	1.302	1.069	.835	.575
Net Realized and Unrealized Gain (Loss)
on Investments	13.714	11.185	11.583	5.318	12.318
Total from Investment Operations	15.327	12.487	12.652	6.153	12.893
Distributions
Dividends from Net Investment Income	(1.817)	(1.107)	(1.072)	(.733)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.817)	(1.107)	(1.072)	(.733)	(.473)
Net Asset Value, End of Period	$92.94	$79.43	$68.05	$56.47	$51.05

Total Return[1]	19.64%	18.46%	22.68%	12.23%	33.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,292	$1,128	$720	$314	$198
Ratio of Total Expenses to
Average Net Assets	0.12%	0.17%	0.20%	0.25%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.83%	1.90%	1.69%	1.59%
Portfolio Turnover Rate[2]	3%	2%	7%	3%	3%

1  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Pacific Stock Index Fund

Signal Shares
June 4,
2007[1] to
Oct. 31,
For a Share Outstanding Throughout the Period	2007
Net Asset Value, Beginning of Period	$30.53
Investment Operations
Net Investment Income	.25
Net Realized and Unrealized Gain (Loss) on Investments	1.50
Total from Investment Operations	1.75
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$32.28

Total Return[2]	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$247
Ratio of Total Expenses to Average Net Assets	0.12%*
Ratio of Net Investment Income to Average Net Assets	1.90%*
Portfolio Turnover Rate[3]	3%

1  Inception.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Pacific Stock Index Fund

Institutional Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.15	$10.41	$8.64	$7.81	$5.91
Investment Operations
Net Investment Income	.251	.206	.18	.134	.090
Net Realized and Unrealized Gain (Loss)
on Investments	2.102	1.710	1.76	.814	1.885
Total from Investment Operations	2.353	1.916	1.94	.948	1.975
Distributions
Dividends from Net Investment Income	(.283)	(.176)	(.17)	(.118)	(.075)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.283)	(.176)	(.17)	(.118)	(.075)
Net Asset Value, End of Period	$14.22	$12.15	$10.41	$8.64	$7.81

Total Return[1]	19.72%	18.52%	22.74%	12.32%	33.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,720	$1,788	$1,280	$754	$369
Ratio of Total Expenses to
Average Net Assets	0.09%	0.12%	0.14%	0.17%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.93%	1.88%	1.95%	1.76%	1.70%
Portfolio Turnover Rate[2]	3%	2%	7%	3%	3%

1  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Pacific Stock Index Fund

ETF Shares

			March 4,
	Year Ended		2005[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005
Net Asset Value, Beginning of Period	$64.24	$55.09	$50.71
Investment Operations
Net Investment Income	1.314	1.06	.75
Net Realized and Unrealized Gain (Loss) on Investments	11.089	9.02	3.63
Total from Investment Operations	12.403	10.08	4.38
Distributions
Dividends from Net Investment Income	(1.473)	(.93)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.473)	(.93)	—
Net Asset Value, End of Period	$75.17	$64.24	$55.09

Total Return	19.65%	18.43%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,503	$693	$164
Ratio of Total Expenses to Average Net Assets	0.12%	0.18%	0.18%*
Ratio of Net Investment Income to Average Net Assets	1.90%	1.82%	1.89%*
Portfolio Turnover Rate[2]	3%	2%	7%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on June 4, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1 Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a

Pacific Stock Index Fund

cash balance for liquidity. The fund

may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $1,375,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Pacific Stock Index Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2007, the fund realized net foreign currency gains of $1,097,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2007, the fund realized gains on the sale of passive foreign investment companies of $5,344,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2007, was $194,526,000, of which $104,173,000 has been distributed and is reflected in the balance of undistributed net income.

During the year ended October 31, 2007, the fund realized $10,913,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2007, the fund had $337,040,000 of ordinary income available for distribution. The fund had available realized losses of $79,725,000 to offset future net capital gains of $1,920,000 through October 31, 2009, $68,660,000 through October 31, 2010, $4,471,000 through October 31, 2011, and $4,674,000 through October 31, 2013.

At October 31, 2007, the cost of investment securities for tax purposes was $13,149,250,000. Net unrealized appreciation of investment securities for tax purposes was $4,150,300,000, consisting of unrealized gains of $4,757,661,000 on securities that had risen in value since their purchase and $607,361,000 in unrealized losses on securities that had fallen in value since their purchase.

At October 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Topix Index	530	74,315	2,456
ASX 200 Index	174	27,389	1,008

Pacific Stock Index Fund

At October 31, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
		Contract Amount (000)			(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
12/28/2007	AUD	29,571	USD	27,315	1,333
12/19/2007	JPY	2,898,091	USD	25,286	(3)

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency losses of $546,000 resulting from the translation of other assets and liabilities at October 31, 2007.

D. During the year ended October 31, 2007, the fund purchased $3,698,629,000 of investment securities and sold $411,782,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at October 31, 2007, was $307,796,000, for which the fund received cash collateral of $323,075,000.

Pacific Stock Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended October 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,509,485	193,872	2,349,884	201,048
Issued in Lieu of Cash Distributions	174,133	14,134	80,759	7,090
Redeemed[1]	(746,241)	(57,211)	(751,786)	(64,382)
Net Increase (Decrease)—Investor Shares	1,937,377	150,795	1,678,857	143,756
Admiral Shares
Issued	364,227	4,302	465,655	6,139
Issued in Lieu of Cash Distributions	22,198	275	11,005	148
Redeemed[1]	(428,495)	(4,870)	(204,573)	(2,672)
Net Increase (Decrease)—Admiral Shares	(42,070)	(293)	272,087	3,615
Signal Shares
Issued	249,314	7,875	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(6,799)	(220)	—	—
Net Increase (Decrease)—Signal Shares	242,515	7,655	—	—
Institutional Shares
Issued	963,535	73,688	1,168,762	99,284
Issued in Lieu of Cash Distributions	36,590	2,965	20,167	1,769
Redeemed[1]	(426,456)	(32,512)	(899,335)	(76,780)
Net Increase (Decrease)—Institutional Shares	573,669	44,141	289,594	24,273
ETF Shares
Issued	628,365	9,203	481,727	7,812
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	628,365	9,203	481,727	7,812

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Net of redemption fees of $508,000 and $548,000 (fund totals).

Emerging Markets Stock Index Fund

Fund Profile

As of October 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	859	826	2,067
Turnover Rate	9%	—	—
Expense Ratio		—	—
Investor Shares	0.37%
Admiral Shares	0.25%
Signal Shares	0.25%[3]
Institutional Shares	0.20%
ETF Shares	0.25%
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	5.1%	5.1%	9.8%
Consumer Staples	4.5	4.5	7.6
Energy	16.6	16.5	10.7
Financials	21.8	21.6	24.8
Health Care	1.5	1.5	6.6
Industrials	9.9	10.1	11.3
Information Technology	10.9	10.9	9.6
Materials	15.3	15.3	9.2
Telecommunication
Services	11.1	11.1	6.1
Utilities	3.3	3.4	4.3

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.85
Beta	0.99	1.59

Ten Largest Holdings[5] (% of total net assets)

China Mobile	wireless
(Hong Kong) Ltd.	telecommunication
	services	3.3%
Petroleo Brasileiro SA	integrated
	oil and gas	3.2
OAO Gazprom ADR	integrated
	oil and gas	3.1
Companhia Vale do
Rio Doce Pfd.	steel	2.7
Samsung
Electronics Co., Ltd.	semiconductors	2.0
America Movil SA de CV	wireless
	telecommunication
	services	1.5
Posco	steel	1.4
PetroChina Co. Ltd.	integrated
	oil and gas	1.3
China Life	life and
Insurance Co., Ltd.	health insurance	1.2
Reliance Industries Ltd.	oil and gas refining
	and marketing	1.2
Top Ten		20.9%

1  MSCI Emerging Markets Index.

2  MSCI All Country World Index ex USA.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 165.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
China	17.2%	17.2%
South Korea	15.2	15.0
Brazil	12.3	12.4
Taiwan	10.8	10.8
Russia	9.0	8.9
India	7.3	7.3
South Africa	7.0	7.0
Mexico	4.6	4.6
Malaysia	2.3	2.3
Israel	2.1	2.0
Turkey	1.8	1.7
Indonesia	1.7	1.6
Poland	1.7	1.7
Thailand	1.5	1.4
Chile	1.4	1.4
Other Emerging Markets	4.1	4.7

1  MSCI Emerging Markets Index.

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended October 31, 2007			a $10,000
	One Year	Five Years	Ten Years	Investment
Emerging Markets Stock Index Fund
Investor Shares[1]	67.91%	39.49%	15.95%	$43,933
MSCI All Country World Index ex USA	32.97	26.39	10.75	27,762
Spliced Emerging Markets Index[2]	67.84	39.93	16.09	44,467
Average Emerging Markets Fund[3]	63.25	38.54	14.30	38,071

			Final Value of
		Since	a $100,000
	One Year	Inception[4]	Investment
Emerging Markets Stock Index Fund Admiral Shares[1]	68.14%	63.78%	$195,248
MSCI All Country World Index ex USA	32.97	35.38	150,797
Spliced Emerging Markets Index[2]	67.84	63.64	195,008

1  Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or, for Investor Shares, the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: June 23, 2006.

Emerging Markets Stock Index Fund

		Final Value of
	Since	a $10,000,000
	Inception[1]	Investment
Emerging Markets Stock Index Fund Signal Shares[2]	51.90%	$15,189,672
MSCI All Country World Index ex USA	24.66	12,465,993
MSCI Emerging Markets Index	51.99	15,199,247

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Emerging Markets Stock Index Fund
Institutional Shares[2]	68.23%	39.74%	19.74%	$18,816,427
MSCI All Country World Index ex USA	32.97	26.39	9.51	9,757,395
Spliced Emerging Markets Index[3]	67.84	39.93	19.89	18,995,675

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Emerging Markets Stock Index Fund ETF Shares	69.78%	38.75%	$23,901
MSCI All Country World Index ex USA	32.97	24.17	17,789
Spliced Emerging Markets Index[3]	67.84	38.45	23,762

Cumulative Returns: ETF Shares, March 4, 2005–October 31, 2007

		Since
	One Year	Inception[1]
Emerging Markets Stock Index Fund ETF Shares Market Price	68.74%	139.95%
Emerging Markets Stock Index Fund Shares Net Asset Value	69.78	139.01
Spliced Emerging Markets Index[3]	67.84	137.62

1  Performance for the fund and its comparative standards is calculated since the following inception dates: January 19, 2007, for the Signal Shares; June 22, 2000, for the Institutional Shares; and March 4, 2005, for the ETF Shares.

2  Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions. Total returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3  Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

Emerging Markets Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Emerging Markets Stock Index Fund
Investor Shares[2]	5/4/1994	58.18%	38.30%	12.45%
Fee-Adjusted Returns[3]		56.62	38.04	12.35
Admiral Shares	6/23/2006	58.29	55.66[4]	—
Fee-Adjusted Returns[3]		56.73	54.45[4]	—
Signal Shares	1/19/2007	36.57[4]	—	—
Fee-Adjusted Returns[3]		35.21[4]	—	—
Institutional Shares	6/22/2000	58.37	38.52	18.23[4]
Fee-Adjusted Returns[3]		56.81	38.26	18.08[4]
ETF Shares	3/4/2005
Market Price		57.20	33.96[4]	—
Net Asset Value		58.30	34.06[4]	—

1  Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index thereafter.

2  Returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions.

4  Returns since inception.

Note: See Financial Highlights tables on pages 118-122 for dividend and capital gains information.

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)
Argentina (0.6%)
	Tenaris SA ADR	870,005	46,806
	Tenaris SA	1,531,436	41,440
	Banco Macro Bansud
	SA ADR	317,764	8,786
	Siderar SA Class A	883,933	7,879
	Petrobras Energia
	Participaciones SA ADR	651,995	7,791
*	Telecom Argentina SA ADR	321,157	7,711
*	Telecom Argentina SA	1,507,786	7,320
*	Grupo Financiero
	Galicia SA ADR	639,100	5,094
	Petrobras Energia
	Participaciones SA	3,164,909	3,778
*	IRSA Inversiones y
	Representaciones SA GDR	207,075	3,698
*^	Transportadora de
	Gas del SA ADR	481,610	3,419
	Cresud SA ADR	106,745	2,634
	BBVA Banco
	Frances SA ADR	272,544	2,597
*	Transportadora de
	Gas Sur SA	953,920	1,351
	BBVA Banco Frances SA	424,248	1,351
	Solvay Indupa S.A.I.C.	782,532	1,044
*	IRSA Inversiones y
	Representaciones SA	563,918	1,005
	Cresud SA	209,663	522
			154,226
Brazil (12.2%)
	Petroleo Brasileiro SA Pfd.	8,542,456	356,131
	Companhia Vale do
	Rio Doce Pfd. Class A	10,463,318	330,106
	Petroleo Brasileiro SA	6,189,448	295,408
	Companhia Vale do

			Market
			Value•
		Shares	($000)
	Rio Doce	7,305,070	272,676
	Banco Bradesco SA	5,259,800	178,705
	Banco Itau Holding
	Financeira SA	5,402,600	153,276
	Unibanco-Uniao de
	Bancos Brasileiros SA	5,802,183	91,794
	Petroleo Brasileiro
	Series A ADR	1,086,232	90,364
	Companhia de Bebidas
	das Americas Pfd.	1,089,009	89,353
	Companhia Vale do
	Rio Doce ADR	2,582,642	81,534
	Petroleo Brasileiro SA ADR	770,996	73,730
	Cia Vale do Rio Doce ADR	1,835,880	69,176
	Usiminas-Usinas
	Siderugicas de Minas
	Gerais SA Pfd.	735,925	57,700
	Gerdau SA Pfd.	1,723,700	53,713
	Companhia Siderurgica
	Nacional SA	669,920	53,593
	All America Latina
	Logistica	2,601,913	41,194
	Banco Bradesco SA ADR	1,186,210	40,509
	Banco Itau Holding
	Financeira SA ADR	1,241,216	35,437
	Companhia Energetica de
	Minas Gerais Pfd.	1,628,941	35,098
	Tele Norte Leste
	Participacoes SA Pfd.	1,568,763	34,155
	Lojas Americanas SA Pfd.	2,308,360	26,863
	Empresa Brasileira de
	Aeronautica SA	2,120,449	25,742
	Centrais Electricas
	Brasileiras SA	1,621,483	25,297
	Uniao de Bancos
	Brasileiros SA GDR	154,541	24,424
	Cyrela Brazil Realty SA	1,292,344	22,156
	Vivo Participacoes SA Pfd.	3,639,723	21,599
	Centrais Electricas
	Brasileiras SA Pfd.
	B Shares	1,382,718	21,093
*	Redecard SA	995,192	21,046
	Votorantim Celulose e
	Papel SA Pfd.	668,295	21,022
	Companhia de Bebidas
	das Americas ADR	248,130	20,275
*	CESP–Companhia
	Energetica de Sao Paulo	1,069,508	20,270
	CPFL Energia SA	878,300	19,336
	B2W Com Global Do Varejo	356,653	19,248
	Lojas Renner SA	777,348	19,090

			Market
			Value•
		Shares	($000)
	Tele Norte Leste
	Participacoes SA	479,371	18,420
	Brasil Telecom
	Participacoes SA Pfd.	1,225,126	18,299
	Aracruz Celulose SA Pfd.
	B Shares	2,295,505	17,575
	Tim Participacoes SA Pfd.	3,690,132	17,186
*	Net Servicos
	de Comunicacao SA	1,066,141	17,113
	Companhia de
	Concessoes Rodoviarias	884,165	16,251
	Companhia de
	Saneamento Basico do
	Estado de Sao Paulo	622,882	16,239
	Perdigao SA	584,279	15,834
	Souza Cruz SA	523,115	14,965
	Duratex SA Pfd.	444,250	14,860
	Tractebel Energia SA	966,091	13,487
	Klabin SA	3,154,400	13,160
	Tam SA	442,771	13,045
	Sadia SA Pfd.	1,842,877	12,565
^	Companhia Siderurgica
	Nacional SA ADR	148,778	11,887
	Braskem SA	1,227,560	11,633
	Gerdau SA	445,810	11,409
	Electropaulo
	Metropolitana SA	147,138,437	11,350
	Brasil Telecom
	Participacoes SA	370,194	11,337
	Gerdau SA ADR	361,319	11,237
	Embraer-Empresa
	Brasileira de Aeronautica
	SA ADR	211,578	10,319
	Gol - Linhas Aereas
	Inteligentes SA Pfd.	337,967	9,294
	Companhia Paranaense
	de Energia–COPEL	558,539	9,214
	Natura Cosmeticos SA	713,133	8,468
	Energias do Brasil SA	521,377	8,432
	Gafisa SA	459,162	8,251
	Aracruz Celulose SA ADR	100,981	7,764
	Diagnosticos da America	297,853	6,953
	Companhia Energetica
	de Minas Gerais ADR	279,516	6,038
	Tele Norte Leste
	Participacoes ADR	251,610	5,485
	Cosan SA Industria
	e Comercio	345,977	5,408
Companhia de Saneamento
Basico do Estado de

		Market
		Value•
	Shares	($000)
Sao Paulo ADR	103,485	5,383
Brasil Telecom
Participacoes ADR	70,724	5,261
Banco Nossa Caixa SA	293,656	5,218
^Sadia SA ADR	65,262	4,453
Companhia Brasileira
de Distribuicao Grupo
Pao de Acucar Pfd.	273,669	4,394
Companhia de Tecidos
Norte de Minas Pfd.	548,057	4,364
Tim Participacoes SA ADR	78,696	3,651
Companhia Brasileira de
Distribuicao Grupo Pao
de Acucar ADR	110,533	3,557
^Companhia Paranaense
de Energia–COPEL ADR	178,340	2,943
* Bovespa Holding SA	144,700	2,755
Votorantim Celulose e
Papel SA ADR	2,038	64
Vivo Participacoes SA ADR	9,939	59
Braskem SA ADR	2,279	43
		3,156,736
Chile (1.4%)
Empresas Copec SA	2,832,115	50,579
Empresa Nacional de
Electricidad SA	16,954,457	26,491
Enersis SA	67,237,979	26,472
Empresas CMPC SA	634,291	25,487
Cencosud SA	5,118,549	22,074
CAP SA	539,543	17,388
Lan Airlines SA	921,001	15,056
Sociedad Quimica y
Minera de Chile SA	719,057	13,673
S.A.C.I. Falabella, SA	2,125,200	12,637
Empresa Nacional de
Telecomunicaciones SA	695,585	12,422
Colburn SA	44,864,530	11,108
Banco Santander
Chile SA	196,905,081	9,990
Enersis SA ADR	475,081	9,416
Empresa Nacional de
Electricidad SA ADR	196,350	9,193
Distribucion y Servicio
D&S SA	14,026,707	8,540
* Compania SudAmericana
de Vapores SA	2,867,885	8,323
Banco de Credito
e Inversiones	232,480	7,738
Compania de
Telecomunicaciones

		Market
		Value•
	Shares	($000)
de Chile SA	3,102,241	7,554
Banco Santander
Chile SA ADR	139,889	7,413
Compania Cervecerias
Unidas SA	846,858	6,971
Vina Concha y Toro SA	2,423,308	6,295
Masisa SA	24,369,868	5,836
Corpbanca	690,247,924	5,323
Parque Arauco SA	4,039,018	5,205
Inversiones Aguas
Metropolitanas SA	3,957,677	4,899
Cristalerias de Chile	333,516	4,670
Embotelladora Andina
SA Pfd. Class B	1,150,697	3,853
* Madeco SA	29,489,212	3,719
Embotelladora Andina SA	1,075,533	3,275
Sociedad Quimica y
Minera de Chile ADR	15,230	2,924
Compania de
Telecomunicaciones
de Chile SA ADR	226,400	2,212
Distribucion y Servicio
SA ADR	45,745	1,666
Empresas Iansa SA	7,756,599	749
		359,151
China (17.2%)
China Mobile
(Hong Kong) Ltd.	40,787,267	843,214
PetroChina Co. Ltd.	128,624,724	332,098
China Life
Insurance Co., Ltd.	47,912,460	319,816
CNOOC Ltd.	103,038,552	222,678
China Construction Bank	169,871,848	193,121
Industrial and Commercial
Bank of China	199,584,219	190,625
China Petroleum &
Chemical Corp.	113,973,180	181,472
China Shenhua
Energy Co. Ltd.
H–Shares	22,224,000	143,220
Ping An Insurance
(Group) Co. of
China Ltd.	9,588,536	134,220
Bank of China	155,975,575	102,838
China Communications
Construction Co., Ltd.	28,805,534	91,400
China Telecom Corp. Ltd.	95,098,790	82,227
China COSCO
Holdings Co., Ltd.	17,131,000	76,402
Bank of Communications
Ltd. Class H	39,757,692	72,542

			Market
			Value•
		Shares	($000)
	Aluminum Corp. of
	China Ltd.	21,920,280	62,515
	China Overseas Land &
	Investment Ltd.	24,231,968	58,002
	China Merchants Holdings
	International Co. Ltd.	7,304,452	51,522
	Fujian Zijin Mining
	Industry Co., Ltd.	27,488,120	47,994
	CITIC Pacific Ltd.	7,607,828	47,974
	China Resources Power
	Holdings Co., Ltd.	10,168,040	38,038
	China Resources
	Enterprise Ltd.	8,277,681	36,309
	Guangzhou R&F
	Properties Co. Ltd.	6,712,800	35,341
	PICC Property and
	Casualty Co., Ltd.	16,551,551	35,076
	Jiangxi Copper Co. Ltd.	9,837,502	34,795
*	Country Garden
	Holdings Co.	20,789,307	34,257
	Shimao Property
	Holdings Ltd.	9,344,826	33,455
	Anhui Conch
	Cement Co. Ltd.	3,079,638	30,759
	China Shipping
	Development Co.	8,907,904	30,438
	China Shipping Container
	Lines Co. Ltd.	22,408,618	29,723
	Yanzhou Coal Mining Co.
	Ltd. H Shares	13,493,972	29,086
	Lenovo Group Ltd.	23,894,762	27,213
	China Mengniu
	Dairy Co., Ltd.	6,290,036	26,721
	China Resources
	Land Ltd.	10,470,000	26,489
*	China Citic Bank	32,015,100	26,050
	Agile Property
	Holdings, Inc.	10,667,670	25,891
	Air China Ltd.	16,716,243	25,507
	Angang Steel Co., Ltd.	6,848,976	25,217
	Huaneng Power
	International, Inc.
	H Shares	21,228,252	24,944
	Nine Dragons Paper
	Holdings Ltd.	9,196,150	24,911
	Beijing Datang Power
	Generation Co., Ltd.	21,841,406	24,859
	Denway Motors Ltd.	34,140,443	24,092
	Cosco Pacific Ltd.	7,661,752	23,876
*	China Everbright Ltd.	5,148,220	23,155

			Market
			Value•
		Shares	($000)
	GOME Electrical
	Appliances Holdings Ltd.	10,017,960	22,530
	Shanghai Industrial
	Holding Ltd.	3,739,145	22,059
	Beijing Capital International
	Airport Co., Ltd.	10,253,604	20,421
	Shanghai Electric
	Group Co., Ltd. Class H	20,424,492	20,282
	Li Ning Co., Ltd.	4,950,568	18,605
	Beijing Enterprises
	Holdings Ltd.	2,788,000	17,342
	China Travel International	21,366,200	17,166
	Hopson Development
	Holdings Ltd.	4,222,211	16,359
	Dongfeng Motor Corp.	16,781,522	15,474
	Sinofert Holdings, Ltd.	16,244,000	15,323
	Hengan International
	Group Co. Ltd.	3,824,000	14,914
	Zhejiang
	Expressway Co., Ltd.	10,025,088	14,478
	Sinopec Shanghai
	Petrochemical Co. Ltd.	16,117,528	13,175
	Shenzhen Investment Ltd.	13,181,784	12,743
	China International
	Marine Containers
	(Group) Co.,Ltd.	5,957,532	12,340
	Guangdong
	Investment Ltd.	17,380,384	11,946
*	China Southern
	Airlines Co. Ltd.	8,343,658	11,636
	Maanshan Iron and
	Steel Co. Ltd.	12,843,612	11,446
	Chaoda Modern
	Agriculture Holdings Ltd.	12,342,890	11,265
*	China Eastern
	Airlines Corp. Ltd.	10,292,936	11,203
	BYD Co. Ltd.	1,142,650	10,775
*	Semiconductor
	Manufacturing
	International Corp.	87,977,340	10,038
	Hunan Non-Ferrous
	Metal Corp., Ltd.	10,862,000	9,961
	Jiangsu Expressway Co.
	Ltd. H Shares	8,215,342	9,504
	Weichai Power Co., Ltd.
	Class H	865,920	8,918
	Xinao Gas Holdings Ltd.	4,538,695	8,639
	Tsingtao
	Brewery Co., Ltd.	2,414,228	8,617
	The Guangshen
	Railway Co., Ltd.	10,004,035	8,540

			Market
			Value•
		Shares	($000)
	Guangzhou
	Investment Co. Ltd.	19,830,000	8,448
	ZTE Corp.	1,179,148	7,207
	Huadian Power
	International Corp. Ltd.	10,362,428	7,179
	TPV Technology Ltd.	10,179,354	6,855
	Sinotrans Ltd.	10,707,580	6,851
	Zhejiang Southeast
	Electric Power Co., Ltd.	4,690,591	5,845
	Weiqiao Textile Co. Ltd.	3,004,887	5,662
*	Brilliance China Automotive
	Holdings Ltd.	19,139,402	5,179
	Shenzhen
	Expressway Co. Ltd.	4,975,298	5,173
*	China Agri-Industries
	Holdings Ltd.	6,934,534	5,117
	Shanghai Forte
	Land Co., Ltd.	6,424,000	5,017
	TravelSky Technology Ltd.	3,965,608	4,748
	FU JI Food &
	Catering Services	1,812,000	4,590
	Guangdong Electric Power
	Development Co., Ltd.	4,358,567	4,565
*	Sinopec Yizheng Chemical
	Fibre Co., Ltd.	8,454,000	4,409
	Global Bio-chem
	Technology Group
	Co. Ltd.	11,659,986	4,323
*	China Foods Ltd.	5,232,750	4,004
*	Longtop Financial
	Technologies, Ltd. ADR	48,500	1,377
*	Alibaba.com, Ltd.	36,187	63
			4,432,393
Colombia (0.1%)
	Bancolombia SA ADR	1,042,402	38,308

Czech Republic (0.7%)
	Ceske Energeticke
	Zavody a.s.	1,414,443	102,665
	Komercni Banka a.s.	112,302	25,911
	Cesky Telecom a.s.	788,769	24,414
*	Central European
	Media Enterprises Ltd.	200,071	23,470
	Zentiva NV	159,218	8,524
*	Unipetrol a.s.	344,984	6,174
	Philip Morris CR a.s.	110	57
			191,215
Egypt (0.5%)
	Orascom Construction
	Industries GDR	407,017	74,948
	Orascom Telecom
	Holding SAE GDR	897,379	64,368

		Market
		Value•
	Shares	($000)
		139,316
Hungary (0.8%)
OTP Bank Rt.	1,838,088	100,002
MOL Hungarian Oil and
Gas Nyrt.	417,969	64,718
Richter Gedeon Rt.	105,326	22,955
Magyar Tavkozlesi Rt.	3,440,915	18,555
		206,230
India (7.3%)
Reliance Industries Ltd.	4,230,322	300,974
Infosys Technologies Ltd.	3,051,073	144,311
ICICI Bank Ltd.	3,388,981	109,923
Housing Development
Finance Corp. Ltd.	1,296,311	92,137
Reliance Communication
Ventures	4,237,441	83,806
Larsen & Toubro Ltd.	701,295	76,425
ICICI Bank Ltd. ADR	951,625	66,081
Oil and Natural
Gas Corp. Ltd.	1,793,788	57,155
HDFC Bank Ltd.	1,219,450	52,904
Bharat Heavy
Electricals Ltd.	783,732	52,287
Reliance Capital Ltd.	786,781	42,853
ITC Ltd.	7,593,459	34,815
Reliance Energy Ltd.	719,197	34,415
Satyam Computer
Services Ltd.	2,631,209	32,235
Axis Bank Ltd.	1,362,377	32,008
Hindustan Lever Ltd.	5,551,487	29,340
Jindal Steel & Power Ltd.	91,355	27,834
Tata Iron and Steel Co. Ltd.	1,003,948	25,764
Tata Motors Ltd.	1,284,692	25,063
Infrastructure Development
Finance Co., Ltd.	4,615,981	22,845
Tata Consultancy
Services Ltd.	859,196	22,834
Grasim Industries Ltd.	237,255	22,524
Jaiprakash Associates Ltd.	587,018	21,963
Wipro Ltd.	1,645,860	21,226
Unitech, Ltd.	2,101,657	20,725
* Indiabulls Real Estate Ltd.	1,198,610	20,022
Kotak Mahindra Bank	748,767	19,168
Mahindra & Mahindra Ltd.	955,411	18,440
Indiabulls Financial
Services Ltd.	992,876	17,197
Gail India Ltd.	1,608,003	16,965
Hindalco Industries Ltd.	3,347,617	16,854
Ambuja Cements Ltd.	4,447,408	16,457
Tata Power Co. Ltd.	489,743	15,252
Zee Entertainment

		Market
		Value•
	Shares	($000)
Enterprises	1,591,839	13,504
Siemens India Ltd.	267,075	13,470
Asea Brown Boveri
India Ltd.	329,154	13,275
HDFC Bank Ltd. ADR	95,451	13,268
Bajaj Auto Ltd.	207,524	13,160
Maruti Udyog Ltd.	466,081	12,814
Ranbaxy Laboratories Ltd.	1,111,466	12,120
State Bank of India	222,262	11,780
Cipla Ltd.	2,436,163	11,136
Dr. Reddy’s
Laboratories Ltd.	687,942	10,873
Sun Pharmaceutical
Industries Ltd.	384,560	10,391
Hero Honda Motors Ltd.	551,063	10,224
Glenmark
Pharmaceuticals Ltd.	759,425	9,552
Associated
Cement Cos. Ltd.	342,509	9,456
Aditya Birla Nuvo Ltd.	223,965	9,267
Satyam Computer
Services Ltd. ADR	305,110	9,260
Indian Hotels Co. Ltd.	2,057,351	7,674
Nestle India Ltd.	185,909	7,423
Bharat Forge Ltd.	699,102	6,742
Mahanagar Telephone
Nigam Ltd.	1,462,662	6,718
Bharat Petroleum Corp. Ltd.	733,231	6,437
State Bank of India GDR	49,983	6,316
Ultratech Cemco Ltd.	237,480	6,085
Videsh Sanchar Nigam Ltd.	377,375	5,341
Asian Paints (India) Ltd.	201,867	5,338
GlaxoSmithKline
Pharmaceuticals (India) Ltd.	190,332	5,303
Videocon Industries Ltd.	534,289	5,044
Bharat Electronics Ltd.	101,046	4,742
Tata Tea Ltd.	221,463	4,666
Hindustan
Petroleum Corp., Ltd.	617,025	3,773
^Wipro Ltd. ADR	225,257	3,710
^Dr. Reddy’s
Laboratories Ltd. ADR	182,906	2,899
Ashok Leyland Ltd.	2,398,268	2,465
* Dish TV India Ltd.	999,109	1,550
^Videsh Sanchar
Nigam Ltd. ADR	54,182	1,490
Tata Iron and
Steel Co. Ltd.
Rights Exp. 12/21/07	201,077	623
Mahanagar Telephone
Nigam Ltd. ADR	58,134	535
Infosys

		Market
		Value•
	Shares	($000)
Technologies Ltd. ADR	5,765	294
Reliance
Industries Ltd. GDR	1,795	258
		1,871,778
Indonesia (1.7%)
PT Telekomunikasi
Indonesia Tbk	69,005,979	82,846
PT Bumi Resources Tbk	121,766,000	65,273
PT Astra International Tbk	14,380,468	40,951
PT Bank Central Asia Tbk	43,370,288	35,233
PT Bank Rakyat
Indonesia Tbk	38,950,592	33,633
PT Perusahaan Gas
Negara Tbk	14,759,504	23,024
PT Bank Mandiri Tbk	46,999,968	19,820
PT Indonesian
Satellite Corp. Tbk	18,112,033	17,457
PT International Nickel
Indonesia Tbk	1,505,760	15,112
PT Bank Danamon Tbk	13,133,678	12,637
PT United Tractors Tbk	9,881,592	12,050
PT Aneka Tambang Tbk	26,346,075	9,872
PT Semen Gresik Tbk	12,100,820	8,332
PT Unilever Indonesia Tbk	11,207,010	8,277
PT Indofood Sukses
Makmur Tbk	31,333,208	7,673
PT Indocement Tunggal
Prakarsa Tbk (Local)	7,759,754	7,062
PT Kalbe Farma Tbk	42,951,838	6,477
PT Astra Agro Lestari Tbk	2,414,180	6,042
* PT Energi Mega
Persada Tbk	39,545,905	5,524
PT Bank International
Indonesia Tbk	176,471,500	5,115
PT Gudang Garam Tbk	4,561,100	5,061
* PT Bank Indonesia Tbk	57,076,119	4,660
PT Berlian Laju Tanker Tbk	12,934,574	3,129
PT Ramayana Lestari
Sentosa Tbk	30,396,620	2,970
* PT Bank Pan
Indonesia Tbk
Warrants Exp. 7/10/09	7,066,431	249
		438,479
Israel (2.1%)
Teva Pharmaceutical
Industries Ltd.	4,956,329	218,050
Israel Chemicals Ltd.	3,594,810	39,778
Bank Hapoalim Ltd.	6,608,209	36,586
* Check Point Software
Technologies Ltd.	1,278,793	32,302
Bank Leumi Le-Israel	5,991,327	28,830

			Market
			Value•
		Shares	($000)
*	Makhteshim–Agan
	Industries Ltd.	2,054,995	19,778
	The Israel Corp. Ltd.	16,594	16,954
*	NICE Systems Ltd.	365,270	14,478
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	7,734,686	13,777
	Partner Communications
	Co. Ltd.	596,228	11,313
	Africa–Israel
	Investments Ltd.	95,945	9,946
	Elbit Systems Ltd.	180,090	9,599
*	Israel Discount Bank Ltd.	3,439,268	8,781
	United Mizrahi Bank Ltd.	969,209	7,572
*^	Alvarion Ltd.	517,890	6,515
	Discount
	Investment Corp. Ltd.	195,187	6,105
	IDB Development Corp. Ltd.	148,737	5,954
	Clal Insurance Enterprise
	Holdings Ltd.	168,325	5,271
	Migdal Insurance
	Holdings Ltd.	2,500,561	4,743
*	Orbotech Ltd.	227,661	4,713
	Koor Industries Ltd.	54,213	4,705
	Harel Insurance
	Investments Ltd.	71,118	4,196
*	Aladdin
	Knowledge Systems	171,646	4,111
*	Given Imaging Ltd.	140,286	4,002
*	Super Sol Ltd.	884,025	3,513
*	Radware Ltd.	195,213	3,303
*	Retalix Ltd.	136,463	2,769
*	Audiocodes Ltd.	422,168	2,748
*	Syneron Medical Ltd.	148,243	2,711
	Clal Industries and
	Investments Ltd.	383,946	2,345
*	Strauss Group Ltd.	91,542	1,264
			536,712
Malaysia (2.3%)
	Bumiputra–Commerce
	Holdings Bhd.	15,228,432	52,961
	IOI Corp. Bhd.	23,047,255	52,581
	Malayan Banking Bhd.	13,182,674	44,556
	Sime Darby Bhd.	10,253,700	34,435
	Genting Bhd.	12,198,090	30,361
	Public Bank Bhd.	6,989,760	24,036
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	7,838,268	23,125
	Telekom Malaysia Bhd.	6,909,340	21,224
	Tenaga Nasional Bhd.	7,301,146	20,596

			Market
			Value•
		Shares	($000)
	Resorts World Bhd.	17,209,610	19,939
	British American
	Tobacco Bhd.	1,085,692	13,134
	Kuala Lumpur
	Kepong Bhd.	2,911,508	12,894
	PPB Group Bhd.	4,231,944	12,320
	AMMB Holdings Bhd.	9,313,858	11,862
	Petronas Gas Bhd.	3,482,628	11,757
	PLUS Expressways Bhd.	10,733,582	10,787
	YTL Corp., Bhd.	4,493,162	10,178
	Gamuda Bhd.	7,380,888	10,177
	Golden Hope
	Plantations Bhd.	3,582,000	9,774
	Bursa Malaysia Bhd.	2,040,152	9,702
	IJM Corp. Bhd.	3,489,550	9,167
	Tanjong Public Ltd. Co.	1,641,236	8,648
	SP Setia Bhd.	3,223,968	7,589
	RHB Capital Bhd.	3,956,400	7,585
	Berjaya Sports Toto Bhd.	4,851,156	7,450
	UMW Holdings
	Malaysia Bhd.	1,594,080	7,105
	Hong Leong Bank Bhd.	3,313,436	6,537
	Petronas Dagangan Bhd.	2,425,200	6,489
	Magnum Corp., Bhd.	5,872,042	5,202
	Highlands &
	Lowlands Bhd.	2,027,800	5,108
	Malaysia
	Mining Corp., Bhd.	1,917,700	4,994
	Shell Refining Co.
	Malaysia Bhd.	1,402,648	4,854
	Lafarge Malayan
	Cement Bhd.	8,314,400	4,573
	UEM World Bhd.	3,445,783	4,505
	Star Publications Bhd.	4,212,226	4,254
*	Malaysian
	Resources Corp., Bhd.	4,550,900	4,010
	Astro All Asia
	Networks PLC	3,806,490	3,871
*	Airasia Bhd.	6,300,748	3,702
	Media Prima Bhd.	4,187,900	3,366
	IGB Corp., Bhd.	4,274,500	3,331
	IOI Properties Bhd.	751,800	3,189
	Scomi Group Bhd.	6,092,400	3,051
*	Proton Holdings Bhd.	1,922,500	3,049
	Malaysian Bulk
	Carriers Bhd.	1,798,475	2,933
	KLCC Property
	Holdings Bhd.	2,701,300	2,883
	Guinness Anchor Bhd.	1,588,900	2,824
	Multi-Purpose
	Holdings Bhd.	3,769,100	2,623

			Market
			Value•
		Shares	($000)
	DRB–Hicom Bhd.	4,381,600	2,575
*	Malaysian Airline
	System Bhd.	1,530,200	2,491
	Hong Leong
	Financial Group Bhd.	1,354,600	2,436
	TA Enterprise Bhd.	4,608,900	2,111
*	Mulpha International Bhd.	4,627,200	2,001
	Pos Malaysia & Services
	Holding Bhd.	2,065,100	1,704
	Malaysian Pacific
	Industries Bhd.	550,000	1,515
			584,124
Mexico (4.6%)
	America Movil SA de CV	124,505,983	395,266
	Cemex SA CPO	48,080,080	147,453
	Telefonos de Mexico SA	51,756,165	94,654
	Wal-Mart de Mexico SA	21,154,960	85,909
	Grupo Televisa SA CPO	16,494,405	81,617
	Grupo Mexico SA de CV	7,878,077	71,669
	Fomento Economico
	Mexicano UBD	15,166,498	53,910
	Grupo Financerio
	Banorte SA de CV	9,335,407	43,864
	Grupo Carso SA de CV
	Series A1	4,634,454	20,124
*	Empresas ICA SA de CV	2,697,514	18,944
	Industrias Penoles SA
	Series CP	797,916	18,918
	Grupo Modelo SA	4,021,880	18,766
	Alfa SA de CV Series A	2,620,517	17,693
	Kimberly Clark de Mexico
	SA de CV Series A	3,712,473	16,156
	Grupo Bimbo SA	2,462,888	14,021
*	Corporacion GEO,
	SA de CV	2,960,101	10,910
	Coca-Cola Femsa
	SA de CV	2,349,545	10,908
	Grupo Aeroportuario
	del Pacifico SA ADR	200,593	10,521
*	Desarrolladora Homex
	SA de CV	1,002,380	9,470
	Controladora Comercial
	Mexicana SA de
	CV (Units)	3,022,983	9,438
*	URBI Desarrollos Urbanos
	SA de CV	1,754,189	6,777
	Consorcio ARA SA de CV	5,835,824	6,754
*	Carso Infraestructura y
	Construccion, SA	5,746,392	6,192
	Grupo Aeroportuario
	del Pacifico SA	1,110,807	5,848
	Grupo Aeroportuario

			Market
			Value•
		Shares	($000)
	del Sureste SA de CV	443,990	2,661
*	Cemex SAB de CV ADR	12,499	383
			1,178,826
Peru (0.7%)
	Southern Copper Corp.
	(U.S. Shares)	336,692	47,036
	Southern Copper Corp.	276,269	38,691
	Credicorp Ltd.	459,113	34,066
	Compania de Minas
	Buenaventura SA	471,947	28,044
	Volcan Compania
	Minera SA	2,796,943	13,143
	Minsur SA	2,955,977	9,950
	Compania de Minas
	Buenaventura S.A.u. ADR	165,751	9,516
			180,446
Philippines (0.6%)
	Philippine Long Distance
	Telephone Co.	402,424	28,057
	Ayala Corp.	1,087,742	15,636
	Ayala Land, Inc.	38,763,909	13,548
	Bank of Philippine Islands	8,403,955	12,726
	SM Investments Corp.	1,230,043	10,833
	SM Prime Holdings, Inc.	33,586,606	9,406
	Globe Telecom, Inc.	211,789	8,295
	Megaworld Corp.	71,817,573	7,395
	PNOC Energy
	Development Corp.	41,392,000	7,316
	Metropolitan Bank &
	Trust Co.	4,594,341	6,625
	Manila Electric Co.	3,266,032	6,251
	Banco De Oro	4,101,491	5,930
	San Miguel Corp. Class B	4,069,089	5,825
	Jollibee Foods Corp.	4,043,843	4,777
	Petron Corp.	25,962,950	4,222
	First Philippine
	Holdings Corp.	1,831,003	3,644
*	Filinvest Land, Inc.	81,209,058	3,564
			154,050
Poland (1.7%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	3,376,752	75,111
	Bank Polska Kasa Opieki
	Grupa Pekao SA	530,677	56,418
	Polski Koncern Naftowy SA	2,079,934	48,187
	Telekomunikacja Polska SA	4,767,218	45,165
	KGHM Polska Miedz SA	773,740	42,213
	Bank Przemyslowo
	Handlowy PBK SA	58,806	23,013
*	Globe Trade Centre SA	924,108	19,159

			Market
			Value•
		Shares	($000)
	Bank Zachodni WBK SA	169,311	18,865
	Polish Oil & Gas	7,425,581	16,861
*	Bank Rozwoju Eksportu SA	69,808	16,035
	TVN SA	1,012,015	10,130
	Grupa Kety SA	96,986	7,318
*	Echo Investment S.A.	153,933	6,123
*	PBG S.A.	42,684	5,825
	Asseco Poland SA	177,330	5,658
	Orbis SA	188,775	5,309
	Polska Grupa
	Farmaceutyczna	120,392	4,964
	Agora SA	198,089	4,433
	Prokom Software SA	73,068	4,221
	Mondi Packaging Paper
	Swieci SA	122,506	4,081
*	Budimex SA	117,653	3,496
	Debica SA	63,449	2,650
*	Bioton S.A.	3,180,742	1,434
	Sygnity SA	49,782	1,014
*	Boryszew SA	42,582	303
			427,986
Russia (9.0%)
	OAO Gazprom ADR	16,213,989	810,622
	LUKOIL Sponsored ADR	3,263,721	299,494
	Sberbank	59,042,085	255,259
	Mining and Metallurgical
	Co. Norilsk Nickel ADR	605,022	186,952
	Mobile TeleSystems ADR	1,361,664	113,018
	OAO Vimpel–
	Communications
	Sponsored ADR	3,177,102	105,067
*	RAO Unified Energy
	System GDR	693,594	90,306
	Surgutneftegaz
	OJSC ADR	1,193,097	78,293
	Tatneft GDR	498,240	62,362
*	VTB Bank OJSC GDR	6,343,204	61,096
	Cherepovets MK
	Severstal GDR	1,633,566	38,879
	NovaTek OAO GDR	535,329	30,853
	^Rostelecom ADR	508,649	30,366
	Polyus Gold ADR	653,452	29,895
	Sistema JSFC GDR	692,719	27,749
	Novolipetsk Steel GDR	559,199	23,131
	Transneft OAO	11,300	22,051
	^Mechel OAO ADR	249,003	20,954
	Comstar United
	Telesystems GDR	1,244,161	15,286
	Wimm-Bill-Dann
	Foods ADR	115,603	13,843
			2,315,476

			Market
			Value•
		Shares	($000)
South Africa (7.0%)
	Sasol Ltd.	4,014,601	205,174
	MTN Group Ltd.	10,019,537	195,292
	Standard Bank Group Ltd.	8,384,181	152,107
	Impala Platinum
	Holdings Ltd.	3,587,964	135,532
	Anglo Platinum Ltd.	475,963	81,962
	FirstRand Ltd.	19,293,194	76,761
	Gold Fields Ltd.	4,088,689	73,821
	Naspers Ltd.	2,296,311	73,002
	Sanlan Ltd.	15,773,526	57,888
	Telkom South Africa Ltd.	2,060,657	56,385
	AngloGold Ltd.	985,216	46,075
	Bidvest Group Ltd.	1,659,979	34,952
	ArcelorMittal
	South Africa, Ltd.	1,457,372	32,853
	Murray & Roberts
	Holdings Ltd.	2,106,499	32,413
	Nedbank Group Ltd.	1,447,682	31,919
	Tiger Brands Ltd.	1,024,524	29,668
*	Pretoria Portland
	Cement Co. Ltd.	3,954,583	28,858
	Aveng Ltd.	2,918,907	28,811
	Barloworld Ltd.	1,433,653	27,891
*	Harmony Gold
	Mining Co., Ltd.	2,446,178	27,645
	Imperial Holdings Ltd.	1,193,046	24,200
	Sappi Ltd.	1,529,530	23,391
	Steinhoff International
	Holdings Ltd.	6,791,874	21,136
	Kumba Iron Ore Ltd.	527,783	20,688
	Shoprite Holdings Ltd.	3,108,981	19,438
	Network Healthcare
	Holdings Ltd.	9,263,865	18,734
	African Bank
	Investments Ltd.	3,277,726	18,334
	Investec Ltd.	1,349,240	16,903
	Massmart Holdings Ltd.	1,337,088	16,773
	Reunert Ltd.	1,357,423	16,249
	Truworths International Ltd.	2,929,231	14,800
	Woolworths Holdings Ltd.	4,949,627	14,403
	Liberty Group Ltd.	927,596	13,635
	JD Group Ltd.	1,394,827	13,386
	Foschini Ltd.	1,550,741	12,759
	Nampak Ltd.	3,590,757	12,006
	Aspen Pharmacare
	Holdings Ltd.	1,825,172	10,673
	Spar Group Ltd.	1,128,066	10,101
	Grindrod Ltd.	2,523,650	9,787
	AVI Ltd.	2,687,593	9,158
	Metropolitan Holdings Ltd.	3,658,384	8,972

			Market
			Value•
		Shares	($000)
	Mondi Ltd.	845,282	8,568
	Ellerine Holdings Ltd.	636,375	8,533
	Fountainhead
	Property Trust	6,681,303	7,488
	Pick’n Pay Stores Ltd.	1,113,503	6,277
	Lewis Group Ltd.	593,954	5,175
	Super Group Ltd.	2,112,745	4,195
			1,794,771
South Korea (15.1%)
	Samsung
	Electronics Co., Ltd.	608,534	375,221
	POSCO	371,799	271,128
	Hyundai Heavy
	Industries Co., Inc.	279,136	156,944
	Kookmin Bank	1,863,551	152,392
	Shinhan Financial
	Group Ltd.	1,871,109	122,247
	POSCO ADR	521,758	95,873
*	SK Energy Co., Ltd.	405,549	93,204
[1]	Samsung Electronics
	Co., Ltd. GDR	278,731	85,279
*	NHN Corp.	261,091	83,952
	Samsung Corp.	905,062	83,763
	Hyundai Motor Co., Ltd.	1,049,772	83,422
	Shinsegae Co., Ltd.	96,722	76,208
	Samsung Heavy
	Industries Co., Ltd.	1,181,250	71,316
	Samsung Fire & Marine
	Insurance Co.	247,063	68,733
	LG Electronics Inc.	644,925	67,814
	Samsung
	Electronics Co., Ltd. Pfd.	140,846	67,080
	Korea Electric Power Corp.	1,398,931	61,842
	KT & G Corp.	759,304	61,252
	GS Engineering &
	Construction Corp.	245,621	52,038
	SK Holdings Co Ltd	167,948	50,448
	Hyundai Development Co.	441,514	49,461
	Samsung Securities Co. Ltd.	368,615	46,147
	SK Telecom Co., Ltd.	184,678	43,328
	Daelim Industrial Co.	192,648	42,334
	Daewoo Shipbuilding &
	Marine Engineering
	Co., Ltd.	660,812	41,974
*	LG. Philips LCD Co., Ltd.	746,198	41,223
	Hana Financial Group Inc.	807,600	40,875
*	Doosan Heavy
	Industries and
	Construction Co., Ltd.	218,869	40,414
	Hyundai Mobis	382,376	38,485
	Hyundai Mipo

			Market
			Value•
		Shares	($000)
	Dockyard Co., Ltd.	83,546	37,120
	KT Corp.	775,754	36,849
	LG Chem Ltd.	290,608	36,315
	Hyundai Steel Co.	353,925	35,293
	Kookmin Bank–
	Sponsored ADR	422,914	34,548
*	Hyundai Engineering &
	Construction Co., Ltd.	308,794	31,618
	Hanwha Corp.	316,234	31,387
	Daewoo Engineering &
	Construction Co., Ltd.	1,065,515	30,874
	Samsung
	Engineering Co., Ltd.	222,968	30,032
	Korea Exchange Bank	1,803,250	29,825
	S-Oil Corp.	316,494	28,745
	Lotte Shopping Co., Ltd.	60,888	28,565
	Mirae Asset
	Securities Co., Ltd.	145,629	27,799
	Samsung Electro-
	Mechanics Co.	417,528	27,637
	Kumkang Korea
	Chemical Co., Ltd.	37,112	27,473
	Korea Investment
	Holdings Co., Ltd.	280,724	25,181
	SK Telecom Co. Ltd. ADR	783,594	24,143
	Daewoo Securities Co., Ltd.	804,060	23,959
*	Hanjin Heavy Industries &
	Construction Co., Ltd.	218,567	23,951
	Hyundai Securities Co.	992,711	23,793
	Samsung Techwin Co., Ltd.	379,684	23,297
	Doosan Infracore Co., Ltd.	533,142	22,688
	Korean Air Co. Ltd.	256,392	22,549
	Hanjin Shipping Co., Ltd.	381,350	22,299
	Amorepacific Corp.	23,226	22,190
	^Shinhan Financial
	Group Co., Ltd. ADR	168,758	22,102
	LS Cable Ltd.	137,240	21,199
	Cheil Industrial, Inc.	319,076	21,141
	Korea Telecom Freetel	560,349	20,652
	Kangwon Land Inc.	762,288	20,440
	Samsung SDI Co. Ltd.	243,791	19,660
	Woori Investment &
	Securities Co., Ltd.	622,161	19,179
	LG Household &
	Health Care Ltd.	79,816	17,793
	Dongkuk Steel Mill Co., Ltd.	269,922	16,233
	Pusan Bank	902,079	16,192
*	CJ CheilJedang Corp.	48,552	16,091
	Daegu Bank	907,765	16,089
	Korea Electric
	Power Corp. ADR	722,842	16,083
*	Kia Motors	1,364,474	15,830

			Market
			Value•
		Shares	($000)
	Honam Petrochemical Corp.	103,676	15,826
	Hyundai Merchant
	Marine Co., Ltd.	289,500	15,706
	Korea Zinc Co., Ltd.	75,935	15,336
	Hyundai Department
	Store Co., Ltd.	108,442	15,170
	Daewoo International Corp.	347,187	14,751
	Dongbu Insurance Co., Ltd.	239,565	14,574
	Hankook Tire Co. Ltd.	672,636	14,233
	Hyundai Marine & Fire
	Insurance Co., Ltd.	490,546	14,216
	Woongjin Coway Co., Ltd.	338,259	12,964
	Hite Brewery Co., Ltd.	85,077	12,740
	Hyosung Corp.	169,333	12,704
	Yuhan Corp.	57,545	12,315
	Tong Yang Investment Bank	531,788	12,232
	Hanwha Chemical Corp.	408,480	12,069
	LG Petrochemical Co., Ltd.	201,840	11,932
	Hyundai Motor Co., Ltd.
	2nd Pfd.	272,677	10,472
	S1 Corp.	148,142	9,892
	Samsung Fine
	Chemicals Co., Ltd.	129,486	9,832
	Daishin Securities Co.	311,491	9,774
	Lotte Confectionery Co., Ltd.	5,586	9,198
	ORION Corp.	27,798	8,882
	Korean Reinsurance Co.	472,781	8,433
	Cheil Communications Inc.	28,797	8,311
	KT Corp. ADR	348,201	8,190
	Asiana Airlines	699,604	7,860
	LG International Corp.	246,496	7,750
	LG Electronics Inc. Pfd.	136,859	7,618
*	Daum Communications Corp.	81,839	7,471
	LG Fashion Corp.	188,243	7,435
	Hanmi Pharm Co., Ltd.	47,148	7,206
*	NCsoft Corp.	111,979	6,955
	Lotte Chilsung
	Beverage Co., Ltd.	4,731	6,698
	Poongsan Corp.	201,580	5,694
	Pacific Corp.	24,631	5,603
	Nong Shim Co. Ltd.	24,918	5,527
	Hyundai Autonet Co., Ltd.	711,082	4,702
*	Hyundai Securities
	Rights Exp. 11/2/07	105,647	557
			3,902,039
Taiwan (10.7%)
	Hon Hai Precision
	Industry Co., Ltd.	33,826,663	259,335
	Taiwan Semiconductor
	Manufacturing Co., Ltd.	119,306,650	238,402
	MediaTek Inc.	5,399,502	106,849

			Market
			Value•
		Shares	($000)
	Nan Ya Plastic Corp.	33,256,291	99,997
	Cathay Financial
	Holding Co.	36,856,431	96,401
	Formosa Plastic Corp.	26,972,289	83,720
	China Steel Corp.	57,495,126	81,620
	AU Optronics Corp.	36,279,874	78,487
	Asustek Computer Inc.	21,120,157	74,987
	Innolux Display Corp.	13,434,263	62,977
	High Tech Computer Corp.	2,939,336	60,559
	Chunghwa
	Telecom Co., Ltd.	31,048,212	59,763
	Formosa Chemicals &
	Fibre Corp.	19,138,276	51,770
	Taiwan Semiconductor
	Manufacturing Co.,
	Ltd. ADR	4,559,009	48,553
	United
	Microelectronics Corp.	69,873,843	45,828
	Formosa
	Petrochemical Corp.	12,981,000	42,370
	Delta Electronics Inc.	9,641,937	39,032
	Mega Financial
	Holding Co. Ltd.	58,267,224	38,118
	Acer Inc.	15,913,229	37,848
	Chi Mei
	Optoelectronics Corp.	25,713,666	37,243
	Foxconn
	Technology Co., Ltd.	2,924,103	35,587
	Siliconware Precision
	Industries Co.	15,393,228	32,311
*	Chinatrust Financial
	Holding	43,270,185	31,743
	Taiwan Cement Corp.	17,435,627	30,036
*	Fuhwa Financial
	Holdings Co., Ltd.	38,634,773	28,726
	Advanced Semiconductor
	Engineering Inc.	22,688,670	27,456
	Compal Electronics Inc.	21,165,191	27,037
	China Development
	Financial Holding Corp.	62,831,522	26,287
	Uni-President
	Enterprises Co.	18,009,485	26,111
	First Financial
	Holding Co., Ltd.	30,711,081	25,352
	Catcher
	Technology Co., Ltd.	3,423,747	23,663
	Lite-On Technology Corp.	12,688,254	23,525
	Fubon Financial
	Holding Co., Ltd.	23,125,100	22,542
	Far Eastern Textile Ltd.	16,450,208	21,928
	Taiwan Cellular Corp.	15,586,360	21,032

			Market
			Value•
		Shares	($000)
	Inotera Memories, Inc.	21,489,620	20,608
	Powerchip
	Semiconductor Corp.	43,924,716	20,437
*	Taishin Financial Holdings	40,555,678	20,052
	Shin Kong Financial
	Holdings Co.	20,559,663	19,281
	Quanta Computer Inc.	11,324,943	19,049
	Synnex Technology
	International Corp.	5,468,729	18,393
	Hau Nan Financial
	Holdings Co., Ltd.	24,174,695	18,189
	Chang Hwa
	Commercial Bank	26,334,094	17,727
*	Chunghwa Picture
	Tubes, Ltd.	40,009,331	16,806
	SinoPac Holdings	35,913,214	16,759
	Asia Cement Corp.	9,637,375	15,748
	Novatek Microelectronics
	Corp., Ltd.	3,162,185	14,684
*	Qisda Corp.	9,094,415	12,952
*	HannStar Display Corp.	27,470,665	12,805
	AU Optronics Corp. ADR	579,538	12,593
*	Tatung Co., Ltd.	22,727,000	12,520
	Taiwan Fertilizer Co., Ltd.	4,821,000	12,447
	Macronix
	International Co., Ltd.	18,903,962	12,400
*	E.Sun Financial
	Holding Co., Ltd.	21,406,637	12,298
	Nanya Technology Corp.	18,989,397	12,033
	Pou Chen Corp.	12,500,733	11,981
	Wistron Corp.	5,743,275	11,568
	Epistar Corp.	2,509,192	11,356
	U-Ming Marine
	Transport Corp.	3,263,600	10,728
	^United Microelectronics
	Corp. ADR	2,714,121	10,232
	Chunghwa
	Telecom Co., Ltd. ADR	531,828	10,211
	President Chain
	Store Corp.	3,313,985	9,871
	D-Link Corp.	4,289,458	9,715
	Unimicron
	Technology Corp.	4,570,440	9,317
	Cheng Shin Rubber
	Industry Co., Ltd.	4,690,033	9,280
	Mitac International Corp.	7,072,772	9,239
	Realtek
	Semiconductor Corp.	2,368,853	9,175
	ProMOS
	Technologies Inc.	32,005,000	9,130
	Powertech

			Market
			Value•
		Shares	($000)
	Technology Inc.	2,233,000	9,124
	Walsin Lihwa Corp.	16,553,970	8,997
*	CMC Magnetics Corp.	20,760,700	8,963
	Wintek Corp.	6,059,607	8,738
*	Polaris Securities Co., Ltd.	15,077,457	8,252
	Nan Ya Printed Circuit
	Board Corp.	1,246,670	8,248
	Largan Precision Co., Ltd.	669,328	8,228
	Evergreen Marine Corp.	8,096,879	7,986
	Tripod Technology Corp.	1,939,179	7,905
	Formosa Taffeta Co., Ltd.	6,847,868	7,813
	Mosel Vitelic Inc.	6,575,910	7,462
	Winbond
	Electronics Corp.	21,504,000	7,228
	Wan Hai Lines Ltd.	6,562,370	6,664
	Phoenix Precision
	Technology Corp.	4,880,900	6,215
	Inventec Co., Ltd.	9,665,711	6,172
	Yageo Corp.	15,626,520	6,154
	Taiwan Glass
	Industrial Corp.	4,426,594	6,086
	Yulon Motor Co., Ltd.	5,115,763	6,022
	Teco Electric &
	Machinery Co., Ltd.	10,111,000	5,628
	Micro-Star
	International Co., Ltd.	4,979,972	5,334
	Vanguard International
	Semiconductor Corp.	6,104,265	5,262
	Yang Ming Marine
	Transport	6,371,479	5,250
	China Airlines	11,348,246	5,245
	^Siliconware Precision
	Industries Co. ADR	450,409	5,216
	Compal
	Communications, Inc.	1,971,690	5,035
	Motech Industries Inc.	474,901	5,023
	Yuen Foong Yu Paper
	Manufacturing Co., Ltd.	10,656,193	4,980
*	EVA Airways Corp.	11,825,879	4,793
	Zyxel
	Communications Corp.	2,568,085	4,728
	Advantech Co., Ltd.	1,736,810	4,727
	Oriental Union
	Chemical Corp.	3,319,576	4,722
*	Via Technologies Inc.	6,560,379	4,671
	Kinsus Interconnect
	Technology Corp.	1,148,600	4,581
	^Advanced Semiconductor
	Engineering Inc. ADR	750,906	4,520
	Gigabyte
	Technology Co., Ltd.	5,376,626	4,497

			Market
			Value•
		Shares	($000)
	Cheng Uei Precision
	Industry Co., Ltd.	1,579,304	4,429
	Inventec Appliances Corp.	1,964,645	4,395
	Eternal Chemical Co., Ltd.	3,389,815	4,363
*	Ritek Corp.	14,292,194	4,271
	Asia Optical Co., Inc.	1,202,853	4,225
	China Motor Co., Ltd.	4,414,588	4,088
	Yieh Phui Enterprise	9,492,861	4,061
	Cathay Construction Corp.	6,017,779	3,364
	Waterland
	Financial Holdings	9,327,100	3,098
	Compeq
	Manufacturing Co., Ltd.	6,177,750	2,772
	Kinpo Electronics, Inc.	6,845,506	2,726
	Taiwan Secom Corp., Ltd.	1,499,846	2,303
*	Ya Hsin Industrial Co., Ltd.	5,306,018	976
			2,762,319
Thailand (1.4%)
*	PTT Chemical
	Public Co. Ltd. (Foreign)	5,511,332	67,463
*	PTT Exploration &
	Production Public Co. Ltd.
	(Foreign)	8,355,662	39,830
	Kasikornbank
	Public Co. Ltd. (Foreign)	10,685,852	28,408
	Bangkok Bank
	Public Co., Ltd. (Foreign)	6,726,182	25,369
	Siam Cement
	Public Co. Ltd. (Foreign)	2,539,326	19,681
	Advanced Info Service
	Public Co. Ltd. (Foreign)	6,248,908	16,570
*	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	5,851,215	16,356
*	IRPC Public Co. Ltd.
	(Foreign)	68,244,960	13,454
	Banpu Public Co. Ltd.
	(Foreign)	876,443	11,615
*	Bangkok Bank
	Public Co. Ltd. (Local)	3,089,644	11,455
	Rayong Refinery
	Public Co. Ltd. (Foreign)	11,354,590	8,436
*	PTT Chemical
	Public Co. Ltd. (Foreign)	2,076,267	8,370
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	19,837,064	6,813
*	Siam Cement
	Public Co. Ltd. (Local)	724,008	5,569
*	Airports of Thailand
	Public Co. Ltd. (Foreign)	3,087,304	5,541
	BEC World Public Co. Ltd.
	(Foreign)	7,886,130	5,430

			Market
			Value•
		Shares	($000)
	C.P. 7-Eleven
	Public Co. Ltd. (Foreign)	17,879,900	5,314
*	Charoen Pokphand Foods
	Public Co., Ltd. (Foreign)	35,458,635	5,217
	Land and Houses
	Public Co. Ltd. (Foreign)	19,577,999	4,830
*	Kasikornbank Public Co.,
	Ltd. (Local)	1,770,270	4,701
	Central Pattana Public Co.
	Ltd. (Foreign)	6,087,800	4,613
*	Siam City Cement
	Public Co. Ltd. (Foreign)	513,940	4,325
*	Land and Houses
	Public Co. Ltd. (Local)	19,142,100	4,206
*	Thai Airways International
	Public Co. Ltd.	3,502,312	4,071
	Glow Energy
	Public Co. Ltd. (Foreign)	3,867,000	4,039
*	Siam Commercial Bank
	Public Co. Ltd. (Local)	1,422,328	4,010
*	The Aromatics (Thailand)
	Public Co. Ltd. (Foreign)	1,849,589	3,837
	Ratchaburi Electricity
	Generating Holding
	Public Co. Ltd.	2,418,200	3,558
*	Banpu Public Co. Ltd.
	(Local)	262,560	3,457
*	Precious Shipping
	Public Co. Ltd. (Foreign)	3,781,452	3,366
	Hana Microelectronics
	Public Co. Ltd. (Foreign)	4,434,100	3,262
*	True Corp. Public Co. Ltd.
	(Foreign)	14,648,360	3,254
*	PTT Chemical Public Co.
	Ltd. (Local)	698,044	2,838
	Electricity Generating
	Public Co. Ltd. (Foreign)	767,548	2,713
*	Thanachart Capital
	Public Co. Ltd. (Foreign)	4,753,114	2,308
	Siam Makro
	Public Co. Ltd. (Foreign)	705,300	2,044
	Bangkok Expressway
	Public Co. Ltd. (Foreign)	2,216,300	1,617
*	Thanachart Capital
	Public Co. Ltd. (Local)	2,427,598	1,188
*	Electricity Generating
	Public Co. Ltd. (Local)	336,000	1,173
*	Krung Thai Bank
	Public Co. Ltd. (Local)	3,128,118	1,058
*	True Corp.
	Public Co. Ltd. (Local)	3,808,170	856

			Market
			Value•
		Shares	($000)
*	PTT Public Co., Ltd. (Local)	64,570	796
*	IRPC Public Co. Ltd. (Local)	3,365,400	668
*	The Aromatics
	(Thailand) Public Co. Ltd.
	(Local)	275,089	575
*	Siam City Cement
	Public Co. Ltd. (Local)	62,258	526
*	PTT Exploration and
	Production Public Co. Ltd.
	(Local)	98,054	471
*	Advanced Info Service
	Public Co., Ltd. (Local)	97,146	256
*	Charoen Pokphand Foods
	Public Co. Ltd. (Local)	756,351	112
*	Precious Shipping
	Public Co., Ltd. (Local)	95,568	86
*	Airports of Thailand
	Public Co. Ltd. (Local)	46,838	84
*	Thai Airways International
	Public Co. Ltd. (Local)	44,264	52
*	True Corp. Public Co. Ltd.
	Warrants Exp. 4/30/10	1,020,789	—
			375,841
Turkey (1.8%)
	Turkiye Garanti
	Bankasi A.S.	7,318,827	68,009
	Akbank T.A.S.	6,295,548	57,956
	Turkiye Is Bankasi
	A.S. C Shares	6,825,237	47,016
	Turkcell Iletisim
	Hizmetleri A.S.	3,895,889	38,139
	Eregli Demir ve Celik
	Fabrikalari A.S.	3,019,385	29,571
	Tupras-Turkiye Petrol
	Rafinerileri A.S.	901,591	25,741
	Haci Omer Sabanci
	Holding A.S.	3,394,071	23,347
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	1,714,717	21,158
	Turkiye Vakiflar
	Bankasi TAO	5,476,574	21,034
*	Yapi ve Kredi
	Bankasi A.S.	4,641,461	18,189
*	KOC Holding A.S.	2,626,708	14,476
	Migros Turk A.S.	787,357	13,881
*	Dogan Sirketler
	Grubu Holding A.S.	4,206,030	9,373
*	Dogan Yayin Holding A.S.	1,732,287	8,819
	Aksigorta A.S.	1,126,956	8,435
	Arcelik A.S.	858,095	6,613
	Tofas Turk Otomobil

		Market
		Value•
	Shares	($000)
Fabrikasi A.S.	1,231,323	6,590
Turk Sise ve Cam
Fabrikalari A.S.	2,885,237	6,384
* Petkim Petrokimya
Holding A.S.	712,468	5,932
* Hurriyet Azteccilik ve
Matbaacillik A.S.	1,396,191	5,051
Adana Cimento
Sanayii T.A.S.	557,214	4,291
Trakya Cam Sanayii A.S.	1,626,937	4,249
Aygaz A.S.	895,626	4,217
* Is Gayrimenkul Yatirim
Ortakligi A.S.	2,473,150	4,166
Cimsa Cemento
Sanayi ve Ticaret A.S.	471,573	4,043
Akcansa Cimento A.S.	503,911	3,705
Ford Otomotiv Sanayi A.S.	270,441	3,193
* Vestel Elektronik
Sanayi ve Ticaret A.S.	966,220	2,881
Ulker Gida Sanayi ve
Ticaret A.S.	447,092	2,058
* Turk Hava Yollari
Anonim Ortakligi	174,278	1,255
		469,772
Total Common Stocks
(Cost $13,448,998)		25,670,194
Temporary Cash Investments (0.6%)
[2] Vanguard Market Liquidity
Fund, 4.955%	44,941,610	44,942
[2] Vanguard Market Liquidity
Fund, 4.955%—Note F	95,394,300	95,394
Total Temporary Cash Investments
(Cost $140,336)		140,336
Total Investments (100.1%)
(Cost $13,589,334)		25,810,530
Other Assets and Liabilities (–0.1%)
Other Assets—Note B		395,693
Liabilities—Note F		(419,832)
		(24,139)
Net Assets (100%)		25,786,391

Emerging Markets Stock Index Fund

At October 31, 2007, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	13,406,294
Undistributed Net Investment Income	344,566
Accumulated Net Realized Losses	(186,710)
Unrealized Appreciation
Investment Securities	12,221,196
Foreign Currencies	1,045
Net Assets	25,786,391

Investor Shares—Net Assets
Applicable to 384,663,904 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,149,814
Net Asset Value Per Share—
Investor Shares	$36.78

Admiral Shares—Net Assets
Applicable to 72,503,459 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,513,896
Net Asset Value Per Share—
Admiral Shares	$48.47

Signal Shares—Net Assets
Applicable to 8,263,104 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	385,120
Net Asset Value Per Share—
Signal Shares	$46.61

Institutional Shares—Net Assets
Applicable to 39,641,306 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,462,737
Net Asset Value Per Share—
Institutional Shares	$36.90

ETF Shares—Net Assets
Applicable to 53,805,371 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,274,824
Net Asset Value Per Share—
ETF Shares	$116.62

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the value of this security represented 0.3% of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Dividends[1]	419,477
Interest[2]	1,870
Security Lending	2,170
Total Income	423,517
Expenses
The Vanguard Group—Note B
Investment Advisory Services	408
Management and Administrative—Investor Shares	23,539
Management and Administrative—Admiral Shares	3,140
Management and Administrative—Signal Shares	108
Management and Administrative—Institutional Shares	810
Management and Administrative—ETF Shares	4,497
Marketing and Distribution—Investor Shares	2,265
Marketing and Distribution—Admiral Shares	275
Marketing and Distribution—Signal Shares	1
Marketing and Distribution—Institutional Shares	177
Marketing and Distribution—ETF Shares	715
Custodian Fees	14,752
Auditing Fees	37
Shareholders’ Reports
Investor Shares	246
Admiral Shares	11
Signal Shares	1
Institutional Shares	—
ETF Shares	113
Trustees’ Fees and Expenses	18
Total Expenses	51,113
Expenses Paid Indirectly—Note C	(296)
Net Expenses	50,817
Net Investment Income	372,700
Realized Net Gain (Loss)
Investment Securities Sold	168,809
Foreign Currencies	(622)
Swap Contracts	5,960
Realized Net Gain (Loss)	174,147
Change in Unrealized Appreciation (Depreciation)
Investment Securities	8,817,859
Foreign Currencies	970
Swap Contracts	(891)
Change in Unrealized Appreciation (Depreciation)	8,817,938
Net Increase (Decrease) in Net Assets Resulting from Operations	9,364,785

1  Dividends are net of foreign withholding taxes of $42,509,000.

2  Interest income from an affiliated company of the fund was $1,828,000.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	372,700	199,880
Realized Net Gain (Loss)	174,147	(148,471)
Change in Unrealized Appreciation (Depreciation)	8,817,938	1,974,410
Net Increase (Decrease) in Net Assets Resulting from Operations	9,364,785	2,025,819
Distributions
Net Investment Income
Investor Shares	(130,073)	(96,914)
Admiral Shares	(30,176)	—
Signal Shares	—	—
Institutional Shares	(11,028)	(9,315)
ETF Shares	(34,662)	(9,827)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(205,939)	(116,056)
Capital Share Transactions—Note G
Investor Shares	1,679,248	746,446
Admiral Shares	699,959	1,395,891
Signal Shares	330,912	—
Institutional Shares	356,607	(42,144)
ETF Shares	2,727,702	1,042,686
Net Increase (Decrease) from Capital Share Transactions	5,794,428	3,142,879
Total Increase (Decrease)	14,953,274	5,052,642
Net Assets
Beginning of Period	10,833,117	5,780,475
End of Period[1]	25,786,391	10,833,117

1  Net Assets—End of Period includes undistributed net investment income of $344,566,000 and $178,233,000.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$22.05	$16.91	$12.88	$11.04	$7.48
Investment Operations
Net Investment Income	.604[1]	.396	.307	.263	.170
Net Realized and Unrealized Gain (Loss)
on Investments[2]	14.522	5.059	3.982	1.749	3.512
Total from Investment Operations	15.126	5.455	4.289	2.012	3.682
Distributions
Dividends from Net Investment Income	(.396)	(.315)	(.259)	(.172)	(.122)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.396)	(.315)	(.259)	(.172)	(.122)
Net Asset Value, End of Period	$36.78	$22.05	$16.91	$12.88	$11.04

Total Return[3]	69.59%	32.55%	33.66%	18.43%	49.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,150	$7,202	$4,937	$2,556	$1,589
Ratio of Total Expenses to
Average Net Assets	0.37%	0.42%	0.45%	0.48%	0.53%
Ratio of Net Investment Income to
Average Net Assets	2.24%	2.20%	2.48%	2.44%	2.26%
Portfolio Turnover Rate[4]	9%	26%	15%	11%	16%

1  Calculated based on average shares outstanding.

2  Includes increases from redemption fees of $.01, $.01, $.00, $.00, and $.00.

3  Total returns do not reflect the 0.5% transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; the 0.5% fee on all other redemptions; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Emerging Markets Stock Index Fund

Admiral Shares
	Year	June 23,
	Ended	2006[1] to
	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$29.03	$25.00
Investment Operations
Net Investment Income	.853[2]	.222
Net Realized and Unrealized Gain (Loss) on Investments[3]	19.121	3.808
Total from Investment Operations	19.974	4.030
Distributions
Dividends from Net Investment Income	(.534)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.534)	—
Net Asset Value, End of Period	$48.47	$29.03

Total Return[4]	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,514	$1,491
Ratio of Total Expenses to Average Net Assets	0.25%	0.30%*
Ratio of Net Investment Income to Average Net Assets	2.36%	2.32%*
Portfolio Turnover Rate[5]	9%	26%

1  Inception.

2  Calculated based on average shares outstanding.

3  Includes increases from redemption fees of $.01 and $.01.

4  Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Emerging Markets Stock Index Fund

Signal Shares

Jan. 19,
2007[1] to
Oct. 31,
For a Share Outstanding Throughout the Period	2007
Net Asset Value, Beginning of Period	$30.38
Investment Operations
Net Investment Income	.58[2]
Net Realized and Unrealized Gain (Loss) on Investments	15.65
Total from Investment Operations	16.23
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$46.61

Total Return[3]	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$385
Ratio of Total Expenses to Average Net Assets	0.25%*
Ratio of Net Investment Income to Average Net Assets	2.36%*
Portfolio Turnover Rate[4]	9%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

Emerging Markets Stock Index Fund

Institutional Shares

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$22.11	$16.95	$12.90	$11.05	$7.49
Investment Operations
Net Investment Income	.686[1]	.443	.344	.287	.183
Net Realized and Unrealized Gain (Loss)
on Investments[2]	14.533	5.059	3.982	1.749	3.512
Total from Investment Operations	15.219	5.502	4.326	2.036	3.695
Distributions
Dividends from Net Investment Income	(.429)	(.342)	(.276)	(.186)	(.135)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.429)	(.342)	(.276)	(.186)	(.135)
Net Asset Value, End of Period	$36.90	$22.11	$16.95	$12.90	$11.05

Total Return[3]	69.90%	32.78%	33.92%	18.64%	50.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,463	$559	$468	$245	$137
Ratio of Total Expenses to
Average Net Assets	0.20%	0.25%	0.25%	0.33%	0.38%
Ratio of Net Investment Income to
Average Net Assets	2.41%	2.37%	2.64%	2.61%	2.41%
Portfolio Turnover Rate[4]	9%	26%	15%	11%	16%

1  Calculated based on average shares outstanding.

2  Includes increases from redemption fees of $.01, $.01, $.00, $.00, and $.00.

3  Total returns do not reflect the 0.5% transaction fee on purchases; the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the 0.5% fee on all other redemptions.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Emerging Markets Stock Index Fund

ETF Shares

			March 4,
	Year Ended		2005[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005
Net Asset Value, Beginning of Period	$69.91	$53.61	$50.55
Investment Operations
Net Investment Income	2.130[2]	1.333	.87
Net Realized and Unrealized Gain (Loss) on Investments[3]	45.919	16.044	2.19
Total from Investment Operations	48.049	17.377	3.06
Distributions
Dividends from Net Investment Income	(1.339)	(1.077)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.339)	(1.077)	—
Net Asset Value, End of Period	$116.62	$69.91	$53.61

Total Return	69.78%	32.74%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,275	$1,582	$375
Ratio of Total Expenses to Average Net Assets	0.25%	0.30%	0.30%*
Ratio of Net Investment Income to Average Net Assets	2.36%	2.32%	2.59%*
Portfolio Turnover Rate[4]	9%	26%	15%

1  Inception.

2  Calculated based on average shares outstanding.

3  Includes increases from redemption fees of $.03, $.03, and $.00.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on January 19, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund’s target index, when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The fund agrees to pay the counterparty a floating rate that is reset periodically based on short-term interest rates, less a specified interest rate spread, applied to the notional amount. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the

Emerging Markets Stock Index Fund

event it terminates a swap prior to the scheduled termination date.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $1,855,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.85% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $296,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Emerging Markets Stock Index Fund

During the year ended October 31, 2007, the fund realized net foreign currency losses of $622,000, which decreased distributable net income for tax purposes; accordingly such losses have been reclassified from accumulated net realized losses to undistributed net investment income. The fund’s realized losses for the year ended October 31, 2007, include realized losses on swaps of $52,000, and taxes paid on realized capital gains on Indian securities of $17,000, which are treated as decreases to taxable income; accordingly these amounts have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be ”passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2007, the fund realized gains on the sale of passive foreign investment companies of $263,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2007, was $41,815,000, of which $5,764,000 has been distributed and is reflected in the balance of undistributed net investment income.

During the year ended October 31, 2007, the fund realized $16,815,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For tax purposes, at October 31, 2007, the fund had $397,625,000 of ordinary income available for distribution. The fund had available realized losses of $182,474,000 to offset future net capital gains of $15,143,000 through October 31, 2012, and $167,331,000 through October 31, 2014.

At October 31, 2007, the cost of investment securities for tax purposes was $13,635,382,000. Net unrealized appreciation of investment securities for tax purposes was $12,175,148,000, consisting of unrealized gains of $12,275,312,000 on securities that had risen in value since their purchase and $100,164,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2007, the fund purchased $7,437,186,000 of investment securities and sold $1,528,669,000 of investment securities, other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at October 31, 2007, was $93,017,000, for which the fund received cash collateral of $95,394,000.

Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,408,393	122,527	3,240,704	156,096
Issued in Lieu of Cash Distributions	123,741	5,215	89,932	4,718
Redeemed[1]	(1,852,886)	(69,648)	(2,584,190)	(126,252)
Net Increase (Decrease)—Investor Shares	1,679,248	58,094	746,446	34,562
Admiral Shares
Issued	1,276,261	35,934	1,441,290	53,000
Issued in Lieu of Cash Distributions	26,534	849	—	—
Redeemed[1]	(602,836)	(15,634)	(45,399)	(1,645)
Net Increase (Decrease)—Admiral Shares	699,959	21,149	1,395,891	51,355
Signal Shares
Issued	340,696	8,511	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(9,784)	(248)	—	—
Net Increase (Decrease)—Signal Shares	330,912	8,263	—	—
Institutional Shares
Issued	515,085	20,056	105,839	5,028
Issued in Lieu of Cash Distributions	9,287	391	7,301	382
Redeemed[1]	(167,765)	(6,075)	(155,284)	(7,780)
Net Increase (Decrease)—Institutional Shares	356,607	14,372	(42,144)	(2,370)
ETF Shares
Issued	2,751,033	31,381	1,139,196	17,234
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(23,331)	(200)	(96,510)	(1,600)
Net Increase (Decrease)—ETF Shares	2,727,702	31,181	1,042,686	15,634

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Net of redemption fees of $7,194,000 and $6,249,000 (fund totals).

Total International Stock Index Fund

Fund Profile

As of October 31, 2007

Portfolio Characteristics
Fund
Acquired Fund Fees and Expenses[1]	0.27%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	10.0%	10.2%	9.8%
Consumer Staples	7.5	7.4	7.6
Energy	9.4	9.3	10.7
Financials	26.6	26.5	24.8
Health Care	5.0	5.1	6.6
Industrials	11.6	11.8	11.3
Information Technology	6.8	6.7	9.6
Materials	11.0	11.0	9.2
Telecommunication
Services	7.1	7.1	6.1
Utilities	5.0	4.9	4.3

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.98
Beta	0.99	0.98

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	55.5%
Pacific Stock Index Fund Investor Shares	24.2%
Emerging Markets Stock Index Fund
Investor Shares	20.3%

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  Reflects holdings of underlying funds.

3  Total International Composite Index.

4  MSCI All Country World Index ex USA.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 165.

Total International Stock Index Fund

Market Diversification (% of equity exposure)
		Target
	Fund[1]	Index[2]
Europe
United Kingdom	18.3%	18.6%
France	8.2	8.2
Germany	6.9	6.9
Switzerland	5.2	5.2
Spain	3.4	3.4
Italy	3.0	3.0
Netherlands	2.3	2.3
Sweden	2.0	2.0
Finland	1.6	1.5
Belgium	1.0	1.0
Other European Markets	3.6	3.6
Subtotal	55.5%	55.7%
Pacific
Japan	15.9%	15.9%
Australia	5.5	5.5
Hong Kong	1.8	1.8
Other Pacific Markets	1.0	1.0
Subtotal	24.2%	24.2%
Emerging Markets
China	3.5%	3.5%
South Korea	3.1	3.0
Brazil	2.5	2.5
Taiwan	2.2	2.2
Russia	1.8	1.8
India	1.5	1.5
South Africa	1.4	1.4
Other Emerging Markets	4.3	4.2
Subtotal	20.3%	20.1%

1  Reflects holdings of underlying funds.

2  Total International Composite Index.

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 1997–October 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Total International Stock Index Fund[1]	32.47%	25.48%	10.17%	$26,347
MSCI All Country World Index ex USA	32.97	26.39	10.75	27,762
Total International Composite Index[2]	31.61	25.42	10.09	26,147
Average International Fund[3]	27.80	22.41	8.82	23,287

1  Returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Consists of the MSCI Europe Index (56%), the MSCI Pacific Index (24%), and the MSCI Emerging Markets Index (20%) as of October 31, 2007.

3  Derived from data provided by Lipper Inc.

Total International Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 1997–October 31, 2007

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Total International Stock Index Fund[2]	4/29/1996	30.09%	25.43%	8.50%

1  Consists of the MSCI Europe Index (55.4%), the MSCI Pacific Index (24.3%), and the MSCI Emerging Markets Index (20.3%) as of October 31, 2007.

2  Returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 135 for dividend and capital gains information.

Total International Stock Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	380,732,016	16,535,191
Vanguard Pacific Stock Index Fund Investor Shares	505,607,948	7,174,577
Vanguard Emerging Markets Stock Index Fund Investor Shares	163,544,487	6,015,166

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.955%	2,951,230	2,951
Total Investment Companies (Cost $18,193,033)		29,727,885
Other Assets and Liabilities (0.0%)
Other Assets		49,485
Liabilities		(52,750)
		(3,265)
Net Assets (100%)
Applicable to 1,357,613,589 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		29,724,620
Net Asset Value Per Share		$21.89

At October 31, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	18,230,955	$13.42
Undistributed Net Investment Income	8,965.01
Accumulated Net Realized Losses	(50,152)	(.04)
Unrealized Appreciation	11,534,852	8.50
Net Assets	29,724,620	$21.89

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Total International Stock Index Fund

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Income Distributions Received	452,034
Net Investment Income—Note B	452,034
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	67,347
Realized Net Gain (Loss)	67,347
Change in Unrealized Appreciation (Depreciation)	6,193,030
Net Increase (Decrease) in Net Assets Resulting from Operations	6,712,411

Total International Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	452,034	256,922
Realized Net Gain (Loss)	67,347	1,573
Change in Unrealized Appreciation (Depreciation)	6,193,030	3,233,656
Net Increase (Decrease) in Net Assets Resulting from Operations	6,712,411	3,492,151
Distributions
Net Investment Income	(446,154)	(254,606)
Realized Capital Gain	—	—
Total Distributions	(446,154)	(254,606)
Capital Share Transactions—Note E
Issued	8,204,059	5,216,842
Issued in Lieu of Cash Distributions	410,001	232,227
Redeemed[1]	(3,355,766)	(1,817,473)
Net Increase (Decrease) from Capital Share Transactions	5,258,294	3,631,596
Total Increase (Decrease)	11,524,551	6,869,141
Net Assets
Beginning of Period	18,200,069	11,330,928
End of Period[2]	29,724,620	18,200,069

1  The fund collected redemption fees of $907,000 and $719,000, which were reallocated proportionately to the funds in which it invests.

2  Net Assets—End of Period includes undistributed net investment income of $8,965,000 and $3,085,000.

Total International Stock Index Fund

Financial Highlights

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$16.90	$13.49	$11.48	$9.84	$7.79
Investment Operations
Net Investment Income	.412	.294	.255	.19	.157
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	4.980	3.410	2.010	1.64	2.050
Total from Investment Operations	5.392	3.704	2.265	1.83	2.207
Distributions
Dividends from Net Investment Income	(.402)	(.294)	(.255)	(.19)	(.157)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.402)	(.294)	(.255)	(.19)	(.157)
Net Asset Value, End of Period	$21.89	$16.90	$13.49	$11.48	$9.84

Total Return[1]	32.47%	27.84%	19.91%	18.80%	28.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,725	$18,200	$11,331	$7,317	$4,538
Ratio of Expenses to
Average Net Assets—Note B	0%[2]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	1.93%	1.71%	1.76%	1.54%	1.75%
Portfolio Turnover Rate	2%	2%	3%	3%	2%

1  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  The acquired fund fees and expenses were 0.27%.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR® Funds. The fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended October 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard, and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2007, the fund realized $67,347,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2007, the fund had $8,839,000 of ordinary income available for distribution. The fund had available realized losses of $48,186,000 to offset future net capital gains of $4,316,000 through October 31, 2009, and $43,870,000 through October 31, 2010.

Total International Stock Index Fund

At October 31, 2007, the cost of investment securities for tax purposes was $18,194,871,000. Net unrealized appreciation of investment securities for tax purposes was $11,533,014,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the year ended October 31, 2007, the fund purchased $5,823,633,000 of investment securities and sold $555,008,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2007	2006
	Shares	Shares
	(000)	(000)
Issued	433,657	338,604
Issued in Lieu of Cash Distributions	23,151	16,161
Redeemed	(176,014)	(118,102)
Net Increase (Decrease) in Shares Outstanding	280,794	236,663

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Developed Markets Index Fund

Fund Profile

As of October 31, 2007

Portfolio Characteristics
Fund
Acquired Fund Fees and Expenses[1]	0.22%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	11.0%	11.1%	9.8%
Consumer Staples	8.3	8.3	7.6
Energy	7.6	7.5	10.7
Financials	27.7	27.7	24.8
Health Care	6.0	6.1	6.6
Industrials	12.3	12.4	11.3
Information Technology	5.7	5.7	9.6
Materials	9.9	9.8	9.2
Telecommunication
Services	6.1	6.1	6.1
Utilities	5.4	5.3	4.3

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.95
Beta	0.99	0.88

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	69.7%
Pacific Stock Index Fund Investor Shares	30.3%

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
United Kingdom	22.7%	22.9%
Japan	20.0	20.0
France	9.9	10.3
Germany	8.7	8.7
Australia	6.8	6.9
Switzerland	6.6	6.5
Spain	4.3	4.2
Italy	3.8	3.8
Netherlands	3.5	2.9
Sweden	2.4	2.5
Hong Kong	2.2	2.3
Finland	2.0	1.9
Belgium	1.3	1.3
Norway	1.1	1.1
Singapore	1.1	1.2
Other Developed Markets	3.6	3.5

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  Reflects holdings of underlying funds.

3  MSCI EAFE Index.

4  MSCI All Country World Index ex USA.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 165.

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 8, 2000–October 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended October 31, 2007			of a $10,000
	One Year	Five Years	Since Inception[1]	Investment
Developed Markets Index Fund[2]	25.67%	23.33%	7.45%	$17,120
MSCI All Country World Index ex USA	32.97	26.39	9.60	19,845
MSCI EAFE Index	24.91	23.21	7.38	17,033
Average International Fund[3]	27.80	22.41	6.76	16,313

1  Performance for the fund and its comparative standards is calculated since the fund’s inception: May 8, 2000.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Derived from data provided by Lipper Inc.

Developed Markets Index Fund

Fiscal-Year Total Returns (%): May 8, 2000–October 31, 2007

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Developed Markets Index Fund[1]	5/8/2000	24.99%	23.58%	6.91%

1  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table on page 145 for dividend and capital gains information.

Developed Markets Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
Vanguard European Stock Index Fund Investor Shares	63,917,617	2,775,942
Vanguard Pacific Stock Index Fund Investor Shares	84,882,215	1,204,479
Total Investment Companies (Cost $2,526,709)		3,980,421
Other Assets and Liabilities (–0.1%)
Other Assets		8,851
Liabilities		(12,883)
		(4,032)
Net Assets (100%)
Applicable to 266,648,147 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		3,976,389
Net Asset Value Per Share		$14.91

At October 31, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	2,520,214	$9.45
Undistributed Net Investment Income	1,437.01
Accumulated Net Realized Gains	1,026	—
Unrealized Appreciation	1,453,712	5.45
Net Assets	3,976,389	$14.91

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Developed Markets Index Fund

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Income Distributions Received	67,803
Net Investment Income—Note B	67,803
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	1,415
Realized Net Gain (Loss)	1,415
Change in Unrealized Appreciation (Depreciation) of Investment Securities	681,973
Net Increase (Decrease) in Net Assets Resulting from Operations	751,191

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,803	37,273
Realized Net Gain (Loss)	1,415	1,323
Change in Unrealized Appreciation (Depreciation)	681,973	440,326
Net Increase (Decrease) in Net Assets Resulting from Operations	751,191	478,922
Distributions
Net Investment Income	(66,258)	(37,455)
Realized Capital Gain[1]	(1,108)	—
Total Distributions	(67,366)	(37,455)
Capital Share Transactions—Note E
Issued	1,375,081	949,160
Issued in Lieu of Cash Distributions	60,616	31,783
Redeemed[2]	(715,040)	(473,513)
Net Increase (Decrease) from Capital Share Transactions	720,657	507,430
Total Increase (Decrease)	1,404,482	948,897
Net Assets
Beginning of Period	2,571,907	1,623,010
End of Period[3]	3,976,389	2,571,907

1  Includes fiscal 2007 short-term gain distributions totaling $1,108,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2  The fund collected redemption fees of $202,000 and $22,000, which were reallocated proportionately to the funds in which it invests.

3  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,437,000 and ($108,000).

Developed Markets Index Fund

Financial Highlights

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.15	$9.75	$8.43	$7.22	$5.80
Investment Operations
Net Investment Income	.305	.219	.19	.143	.116
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.759	2.400	1.32	1.210	1.420
Total from Investment Operations	3.064	2.619	1.51	1.353	1.536
Distributions
Dividends from Net Investment Income	(.299)	(.219)	(.19)	(.143)	(.116)
Distributions from Realized Capital Gains	(.005)	—	—	—	—
Total Distributions	(.304)	(.219)	(.19)	(.143)	(.116)
Net Asset Value, End of Period	$14.91	$12.15	$9.75	$8.43	$7.22

Total Return[1]	25.67%	27.27%	18.07%	18.94%	27.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,976	$2,572	$1,623	$1,038	$597
Ratio of Expenses to
Average Net Assets—Note B	0%[2]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.05%	1.82%	1.77%	1.52%	1.48%
Portfolio Turnover Rate	7%	9%	10%	4%	7%

1  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  The acquired fund fees and expenses were 0.22%.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended October 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard, and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2007, the fund had $2,767,000 of ordinary income and $7,000 of long-term capital gains available for distribution.

At October 31, 2007, the cost of investment securities for tax purposes was $2,527,020,000. Net unrealized appreciation of investment securities for tax purposes was $1,453,401,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. During the year ended October 31, 2007, the fund purchased $950,504,000 of investment securities and sold $225,312,000 of investment securities, other than temporary cash investments.

Developed Markets Index Fund

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2007	2006
	Shares	Shares
	(000)	(000)
Issued	103,370	85,083
Issued in Lieu of Cash Distributions	4,803	3,089
Redeemed	(53,150)	(42,944)
Net Increase (Decrease) in Shares Outstanding	55,023	45,228

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Institutional Developed Markets Index Fund

Fund Profile

As of October 31, 2007

Portfolio Characteristics
Fund
Acquired Fund Fees and Expenses[1]	0.09%

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund[2]	Index[3]	Index[4]
Consumer Discretionary	11.0%	11.1%	9.8%
Consumer Staples	8.3	8.3	7.6
Energy	7.6	7.5	10.7
Financials	27.7	27.7	24.8
Health Care	6.0	6.1	6.6
Industrials	12.3	12.4	11.3
Information Technology	5.7	5.7	9.6
Materials	9.9	9.8	9.2
Telecommunication
Services	6.1	6.1	6.1
Utilities	5.4	5.3	4.3

Volatility Measures[5]
	Fund Versus	Fund Versus
	Target Index[3]	Broad Index[4]
R-Squared	0.98	0.95
Beta	0.99	0.88

Allocation to Underlying Vanguard Funds

European Stock Index Fund Investor Shares	69.7%
Pacific Stock Index Fund Investor Shares	30.3%

Market Diversification (% of equity exposure)
		Target
	Fund[2]	Index[3]
United Kingdom	22.7%	22.9%
Japan	20.0	20.0
France	9.9	10.3
Germany	8.7	8.7
Australia	6.8	6.9
Switzerland	6.6	6.5
Spain	4.3	4.2
Italy	3.8	3.8
Netherlands	3.5	2.9
Sweden	2.4	2.5
Hong Kong	2.2	2.3
Finland	2.0	1.9
Belgium	1.3	1.3
Norway	1.1	1.1
Singapore	1.1	1.2
Other Developed Markets	3.6	3.5

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  Reflects holdings of underlying funds.

3  MSCI EAFE Index.

4  MSCI All Country World Index ex USA.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 165.

Institutional Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 1, 2000–October 31, 2007

Initial Investment of $5,000,000

	Average Annual Total Returns			Final Value of
	Periods Ended October 31, 2007			a $5,000,000
	One Year	Five Years	Since Inception[1]	Investment
Institutional Developed Markets Index Fund[2]	25.84%	23.49%	7.54%	$8,573,471
MSCI All Country World Index ex USA	32.97	26.39	9.58	9,853,095
MSCI EAFE Index	24.91	23.21	7.46	8,523,444
Average International Fund[3]	27.80	22.41	6.70	8,086,543

1  Performance for the fund and its comparative standards is calculated since the fund’s inception: June 1, 2000.

2  Returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

3  Derived from data provided by Lipper Inc.

Institutional Developed Markets Index Fund

Fiscal-Year Total Returns (%): June 1, 2000–October 31, 2007

Average Annual Total Returns: Periods Ended September 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Institutional Developed Markets Index Fund[1]	6/1/2000	25.15%	23.79%	7.00%

1  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

Note: See Financial Highlights table on page 155 for dividend and capital gains information.

Institutional Developed Markets Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
Vanguard European Stock Index Fund Institutional Shares	81,921,978	3,564,425
Vanguard Pacific Stock Index Fund Institutional Shares	108,762,040	1,546,596
Total Investment Companies (Cost $3,591,516)		5,111,021
Other Assets and Liabilities (0.0%)
Other Assets		7,186
Liabilities		(6,775)
		411
Net Assets (100%)
Applicable to 345,559,339 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		5,111,432
Net Asset Value Per Share		$14.79

At October 31, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	3,600,207	$10.41
Undistributed Net Investment Income	1,959.01
Accumulated Net Realized Losses	(10,239)	(.03)
Unrealized Appreciation	1,519,505	4.40
Net Assets	5,111,432	$14.79

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Institutional Developed Markets Index Fund

Statement of Operations

Year Ended
October 31, 2007
($000)
Investment Income
Income
Income Distributions Received	98,306
Net Investment Income—Note B	98,306
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	224,995
Realized Net Gain (Loss)	224,995
Change in Unrealized Appreciation (Depreciation) of Investment Securities	690,223
Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,524

Institutional Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,306	42,789
Realized Net Gain (Loss)	224,995	736
Change in Unrealized Appreciation (Depreciation)	690,223	523,353
Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,524	566,878
Distributions
Net Investment Income	(97,353)	(41,783)
Realized Capital Gain	—	—
Total Distributions	(97,353)	(41,783)
Capital Share Transactions—Note E
Issued	1,605,380	1,734,502
Issued in Lieu of Cash Distributions	79,390	29,979
Redeemed[1]	(1,096,395)	(430,784)
Net Increase (Decrease) from Capital Share Transactions	588,375	1,333,697
Total Increase (Decrease)	1,504,546	1,858,792
Net Assets
Beginning of Period	3,606,886	1,748,094
End of Period[2]	5,111,432	3,606,886

1  The fund collected redemption fees of $14,000 and $119,000, which were reallocated proportionately to the funds in which it invests.

2  Net Assets—End of Period includes undistributed net investment income of $1,959,000 and $1,006,000.

Institutional Developed Markets Index Fund

Financial Highlights

	Year Ended October 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.05	$9.67	$8.35	$7.16	$5.76
Investment Operations
Net Investment Income	.323	.229	.20	.158	.126
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.733	2.380	1.32	1.190	1.400
Total from Investment Operations	3.056	2.609	1.52	1.348	1.526
Distributions
Dividends from Net Investment Income	(.316)	(.229)	(.20)	(.158)	(.126)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.316)	(.229)	(.20)	(.158)	(.126)
Net Asset Value, End of Period	$14.79	$12.05	$9.67	$8.35	$7.16

Total Return[1]	25.84%	27.41%	18.37%	19.05%	27.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,111	$3,607	$1,748	$911	$567
Ratio of Expenses to
Average Net Assets—Note B	0%[2]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.25%	1.72%	1.86%	1.81%	1.80%
Portfolio Turnover Rate	11%[3]	14%	6%	19%	11%

1  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

2  The acquired fund fees and expenses were 0.09%.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Developed Markets Index Fund

Notes to Financial Statements

Vanguard Institutional Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard STAR Funds. The fund seeks to match the performance of its target index by investing in the European and Pacific Stock Index Funds. The fund’s indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended October 31, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard, and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2007, the fund realized $225,992,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at October 31, 2007, the fund had $1,959,000 of ordinary income available for distribution. The fund had available realized losses of $8,167,000 to offset future net capital gains through October 31, 2011.

At October 31, 2007, the cost of investment securities for tax purposes was $3,593,588,000. Net unrealized appreciation of investment securities for tax purposes was $1,517,433,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Institutional Developed Markets Index Fund

D. During the year ended October 31, 2007, the fund purchased $1,442,776,000 of investment securities and sold $852,649,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2007	2006
	Shares	Shares
	(000)	(000)
Issued	121,169	155,289
Issued in Lieu of Cash Distributions	6,351	2,939
Redeemed	(81,220)	(39,690)
Net Increase (Decrease) in Shares Outstanding	46,300	118,538

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning November 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that as of October 31, 2007, no provision for income tax would be required in the fund’s financial statements.

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Total International Stock Index Fund, Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Total International Stock Index Fund, Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund (separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodians and brokers, and by agreement to the underlying ownership records for the Vanguard Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 7, 2007

Special 2007 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $501,137,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $1,112,014,000 and foreign taxes paid of $58,203,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2007. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2008.

Special 2007 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $149,129,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $289,019,000 and foreign taxes paid of $10,223,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2007. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2008.

Special 2007 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $121,916,000 of qualified dividend income to shareholders during the fiscal year.

The fund will pass through to shareholders foreign source income of $459,007,000 and foreign taxes paid of $41,436,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2007. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2008.

Special 2007 tax information (unaudited) for Vanguard Total International Stock Index Fund

This information for the fiscal year ended October 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $310,478,000 of qualified dividend income to shareholders during the fiscal year.

Special 2007 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended October 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $18,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The fund distributed $47,156,000 of qualified dividend income to shareholders during the fiscal year.

Special 2007 tax information (unaudited) for Vanguard Institutional Developed Markets Index Fund

This information for the fiscal year ended October 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $68,166,000 of qualified dividend income to shareholders during the fiscal year.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2007. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2007
	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares[1]
Returns Before Taxes	28.49%	24.38%	10.81%
Returns After Taxes on Distributions	27.95	23.79	10.16
Returns After Taxes on Distributions and Sale of Fund Shares	18.94	21.45	9.25

Pacific Stock Index Fund Investor Shares[1]
Returns Before Taxes	19.52%	21.05%	6.39%
Returns After Taxes on Distributions	18.97	20.63	6.05
Returns After Taxes on Distributions and Sale of Fund Shares	12.93	18.49	5.41

Emerging Markets Stock Index Fund Investor Shares[2]
Returns Before Taxes	67.91%	39.49%	15.95%
Returns After Taxes on Distributions	67.50	39.12	15.28
Returns After Taxes on Distributions and Sale of Fund Shares	44.41	35.67	13.98

1  Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions. Returns do not reflect the 2% fee assessed until March 23, 2005, on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or the account service fee that may be applicable to certain accounts with balances below $10,000.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2007
	One	Five	Ten
	Year	Years	Years
Total International Stock Index Fund[1]
Returns Before Taxes	32.47%	25.48%	10.17%
Returns After Taxes on Distributions	31.85	24.86	9.51
Returns After Taxes on Distributions and Sale of Fund Shares	21.36	22.40	8.60

Developed Markets Index Fund[2]
Returns Before Taxes	25.67%	23.33%	7.45%[3]
Returns After Taxes on Distributions	25.05	22.71	6.90[3]
Returns After Taxes on Distributions and Sale of Fund Shares	16.98	20.44	6.16[3]

Institutional Developed Markets Index Fund[2]
Returns Before Taxes	25.84%	23.49%	7.54%[3]
Returns After Taxes on Distributions	25.19	22.82	6.95[3]
Returns After Taxes on Distributions and Sale of Fund Shares	17.10	20.55	6.21[3]

1  Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000; the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months, or for the Developed Markets Index Fund, the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Returns since inception. Inception dates are May 8, 2000, for the Developed Markets Index Fund and June 1, 2000, for the Institutional Developed Markets Index Fund.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. “Funds of funds,” such as the Developed Markets Index Fund, Institutional Developed Markets Index Fund, and Total International Stock Index Fund, have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs are calculated using each fund’s acquired fund fees and expenses.

The table on pages 123 and 124 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	4/30/2007	10/31/2007	Period[2]
Based on Actual Fund Return
European
Investor Shares	$1,000.00	$1,095.06	$1.06
Admiral Shares	1,000.00	1,095.39	0.53
Signal Shares	1,000.00	1,095.40	0.53
Institutional Shares	1,000.00	1,095.42	0.37
ETF Shares	1,000.00	1,095.52	0.53
Pacific
Investor Shares	$1,000.00	$1,097.45	$1.22
Admiral Shares	1,000.00	1,097.93	0.53
Institutional Shares	1,000.00	1,098.07	0.42
ETF Shares	1,000.00	1,098.01	0.69
Emerging Markets
Investor Shares[3]	$1,000.00	$1,422.82	$2.14
Admiral Shares[3]	1,000.00	1,424.33	1.28
Signal Shares[3]	1,000.00	1,423.64	1.53
Institutional Shares[3]	1,000.00	1,424.16	1.04
ETF Shares	1,000.00	1,423.93	1.34
Total International	$1,000.00	$1,147.88	$1.41
Developed Markets	$1,000.00	$1,095.52	$1.16
Institutional Developed Markets	$1,000.00	$1,096.37	$0.48

1  This table does not include data for funds or share classes of funds with fewer than six months of history.

2  The calculations are based on expenses incurred in the most recent six-month period. Annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; Pacific Stock Index Fund—0.23% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.13% for ETF Shares; Emerging Markets Stock Index Fund—0.35% for Investor Shares, 0.21% for Admiral Shares, 0.25% for Signal Shares, 0.17% for Institutional Shares, and 0.22% for ETF Shares. The other funds’ annualized acquired fund fees and expenses as of October 31, 2007, were (in top-to-bottom order as listed above) 0.26%, 0.22%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

3  Calculations do not reflect the fund’s 0.5% purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Six Months Ended October 31, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Stock Index Fund	4/30/2007	10/31/2007	Period[2]
Based on Hypothetical 5% Yearly Return
European
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51
Pacific
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.55	0.66
Emerging Markets
Investor Shares[3]	$1,000.00	$1,023.44	$1.79
Admiral Shares[3]	1,000.00	1,024.15	1.07
Signal Shares[3]	1,000.00	1,023.95	1.28
Institutional Shares[3]	1,000.00	1,024.35	0.87
ETF Shares	1,000.00	1,024.10	1.12
Total International	$1,000.00	$1,023.89	$1.33
Developed Markets	$1,000.00	$1,024.10	$1.12
Institutional Developed Markets	$1,000.00	$1,024.75	$0.46

1  This table does not include data for funds or share classes of funds with fewer than six months of history.

2  The calculations are based on expenses incurred in the most recent six-month period. Annualized six-month expense ratios for the European, Pacific, and Emerging Markets funds are as follows: European Stock Index Fund—0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; Pacific Stock Index Fund—0.23% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.13% for ETF Shares; Emerging Markets Stock Index Fund—0.35% for Investor Shares, 0.21% for Admiral Shares, 0.25% for Signal Shares, 0.17% for Institutional Shares, and 0.22% for ETF Shares. The other funds’ annualized acquired fund fees and expenses as of October 31, 2007, were (in top-to-bottom order as listed above) 0.26%, 0.22%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

3  Calculations do not reflect the fund’s 0.5% purchase fee, which is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
148 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
148 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
148 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
148 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
148 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
148 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
148 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
148 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
148 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
148 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Vanguard ETF, Signal, STAR,
Connect with Vanguard, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. The guidelines are also
the fund’s current prospectus.	available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and
MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited	You can review and copy information about your fund
relationship MSCI has with The Vanguard Group and	at the SEC’s Public Reference Room in Washington, D.C.
any related funds.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122007

Vanguard® FTSE All-World ex-US Index Fund Annual Report

October 31, 2007

>  Vanguard FTSE All-World ex-US Index Fund Investor Shares returned 24.6% from inception on March 8, 2007, through October 31, matching the result of the fund’s benchmark index and outperforming the average return of international funds by 5 percentage points.

>  Emerging markets delivered exceptional returns in all regions. The significantly larger developed European and Asia-Pacific markets also registered impressive gains.

>  Among the fund’s largest holdings were global energy and consumer-driven stocks, which turned in notable performances.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	9
Financial Statements	11
About Your Fund’s Expenses	81
Glossary	83

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Periods Ended October 31, 2007
		Returns Since
	Ticker	Share-Class
	Symbol	Inception
Vanguard FTSE All-World ex-US Index Fund
Investor Shares (Inception: 3/8/2007)	VFWIX	24.6%
FTSE All-World ex US Index		24.6
Average International Fund[1]		19.6

Vanguard FTSE All-World ex-US Index Fund
Institutional Shares[2] (Inception: 4/30/2007)	VFWSX	16.2%
FTSE All-World ex US Index		15.0
Average International Fund[1]		11.7

Vanguard FTSE All-World ex-US Index Fund
ETF Shares[3] (Inception: 3/2/2007)	VEU
Market		27.4%
Net Asset Value		27.1
FTSE All-World ex US Index		25.7
Average International Fund[1]		22.0

Your Fund’s Performance at a Glance
Inception Through October 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$20.00[4]	$24.91	$0.000	$0.000
Institutional Shares	107.33[5]	124.76	0.000	0.000
ETF Shares	49.80[6]	63.32	0.000	0.000

1  Derived from data provided by Lipper Inc.

2  This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.

3  ETF shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

4  At inception: March 8, 2007.

5  At inception: April 30, 2007.

6  At inception: March 2, 2007.

1

Chairman’s Letter

Dear Shareholder,

Vanguard FTSE All-World ex-US Index Fund opened to investors in early March 2007. I’m pleased to submit the fund’s first “annual report” for this partial year. The fund is designed to closely track the performance of an index made up of approximately 2,200 large-capitalization and mid-cap stocks in 46 developed and emerging market countries around the world but outside the United States. Slightly more than half of the fund’s assets are invested in European stocks, reflecting the relative size and more developed nature of Europe’s capital markets.

Since their inception, Vanguard FTSE All-World ex-US Index Fund Investor Shares returned 24.6%, successfully matching the benchmark during a period of significantly increased volatility. The share class exceeded the average return of international funds for the period by 5 percentage points.

Stocks rode a bumpy path to impressive results

The turmoil that hit global stock markets during the summer arose in the arena of U.S. housing finance. Years of extending home loans to U.S. buyers with weak credit came home to roost, with liquidity repercussions across the United States and Europe, where many financial institutions invested heavily in income-oriented products based on these mortgages. Skittish investors also had to contend with soaring crude oil prices, which touched historic highs at the end of the fiscal year, and a U.S. dollar that dipped to record lows versus other major currencies.

Still, the broad U.S. stock market returned an impressive 15.3% for the 12 months ended October 31, 2007 (which includes four months prior to your fund's inception in March 2007). Gains were significantly larger in Europe and emerging markets, which benefit from a falling U.S. dollar. In the United States, large-cap stocks outperformed small-caps, and growth stocks outperformed value stocks—both continuing the recent months’ reversals of longer-term trends. In most markets around the globe, top performers were stocks in the energy, materials, and industrials sectors, which have benefited from rapid industrialization in emerging-market economies.

Bond investors converged on high-quality issues

As troubles in the subprime credit markets rippled across the financial markets, bond investors sought the relative safety of U.S. Treasury bonds. This “flight to quality” drove prices for Treasuries higher and yields lower, and widened the spread between Treasury yields and the much higher yields demanded by investors for riskier bonds. Declines in Treasury yields were steepest at the short end of the maturity spectrum, aided by the actions of the Federal Reserve Board. The central bank lowered the target for short-term interest rates to 4.5% in two separate rate cuts (a half-percentage-point in September and a quarter-point on October 31). The yield of the 3-month Treasury bill finished the fiscal period at 3.92% after spending much of the year near 5%; the 10-year Treasury note ended at 4.47%.

2

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2007
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	33.0%	27.4%	26.4%
Russell 1000 Index (Large-caps)	15.0	13.8	14.5
Russell 2000 Index (Small-caps)	9.3	13.7	18.7
Dow Jones Wilshire 5000 Index (Entire market)	15.3	14.2	15.3

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.4%	3.9%	4.4%
Lehman Municipal Bond Index	2.9	3.7	4.5
Citigroup 3-Month Treasury Bill Index	5.0	4.1	2.9

CPI
Consumer Price Index	3.5%	3.1%	2.9%

For the year, the broad taxable U.S. bond market returned 5.4%. Returns from tax-exempt bonds were lower, as these issues did not benefit from the late-summer rally in Treasuries.

International stocks kept climbing ahead of lagging U.S. markets

World stock markets outside the United States continued to climb from March through October 2007, outperforming U.S. markets by a very wide margin. Europe’s developed markets rose more than 20%. Asia-Pacific developed markets registered double-digit gains, excluding Japan. Emerging markets in Latin America and Asia delivered stellar results. The strong performance of Vanguard FTSE All-World ex-US Index Fund reflected this broad-based rally and the fund’s participation in nearly all non-U.S. markets.

Nearly all of Europe’s developed markets posted significant gains. The continued appreciation of the euro and other major currencies versus the U.S. dollar acted as a tailwind to boost performance for U.S. investors. Collectively, Europe’s three largest markets—the United Kingdom, Germany, and France—contributed more than one-quarter of the fund’s total return.

Some of the best-performing sectors in Europe’s developed countries were materials, energy, and telecommunication services, all beneficiaries of growing demand for infrastructure-related materials, especially in the developing world. Strong performers in the materials sector included chemicals companies such as Akzo Nobel, BASF, Bayer, and Imperial Chemical Industries. In energy, three of the fund’s largest holdings notched gains ranging from 24% to 38%: Total, BP, and Royal Dutch Shell. Telecommunication services was another bright spot; top-five holding Vodafone Group was a leading performer, benefiting from booming demand for wireless communications with increasing market penetration in emerging markets.

In Asia–Pacific developed markets, both Australia and Hong Kong reached new highs. Hong Kong rose more than 65%, due in part to its strategic location as a gateway to China. The regional weak spot was Japan, the world’s second-largest stock market. After years of fits and starts, the Japanese economy is still struggling to gain traction, while an appreciating yen has put pressure on the nation’s exporters. Japan’s large financials sector was a notable disappointment during the past 12 months.

In natural-resource-rich Australia, materials and energy companies benefited from high prices and favorable supply-and-demand dynamics, which drove up their stock prices. On the other side of the globe, a similar scenario played out in Canada, where the same sectors were strong. Top Canadian performers included aluminum smelter Alcan (which was acquired in the biggest

3

foreign takeover in Canadian history), Barrick Gold, Imperial Oil, and fertilizer producer Potash Corporation of Saskatchewan.

Emerging markets, led by Asia–Pacific countries, significantly outperformed the developed markets. Four of the largest emerging markets—Brazil, Russia, India, and China, the so-called “BRIC” countries—were among the top performers. China’s rapid development has launched its stock market to dizzying heights. In addition, China’s appetite for commodities and other basic industrial building blocks has propelled the petroleum- and metals-driven stock markets of Russia and Brazil.

International stocks offer a world of opportunities

The U.S. market represents less than half of the value of all global equities. This means that there are many compelling investment opportunities beyond U.S. borders. Vanguard FTSE All-World ex-US Index Fund, with its exceptionally broad exposure to stocks from around the world, offers you the chance to participate in the rapid economic growth of emerging markets and to gain exposure to large, successful companies in the world’s developed markets. An allocation to international stocks can also mitigate some of the risk found in a portfolio limited to the U.S. market. Even though it often appears that international markets mirror the U.S. market, our research suggests that investing a portion of your stock portfolio outside U.S. borders helps you to capture diversification benefits.

At Vanguard, we always encourage shareholders to invest with a long-term view, to diversify within and across asset classes, and to pay attention to costs.

In deciding to allocate a portion of your portfolio to international stocks, you should consider your goals, your time horizon, and your appetite for risk. As part of a balanced investment strategy, Vanguard FTSE All-World ex-US Index Fund can play an important role in helping you reach your financial goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

November 15, 2007

4

Vanguard FTSE All-World ex-US ETF
Premium/Discount: March 2, 2007[1]–October 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	47	27.65%	4	2.35%
25–49.9	90	52.93	0	0.00
50–74.9	25	14.71	0	0.00
75–100.0	2	1.18	0	0.00
>100.0	2	1.18	0	0.00
Total	166	97.65%	4	2.35%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

5

Fund Profile

As of October 31, 2007

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	2,197	2,189
Turnover Rate	10%	—
Expense Ratio		—
Investor Shares	0.40%[2]
Institutional Shares	0.15%[2]
ETF Shares	0.25%[2]
Short-Term Reserves	2.2%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.4%	9.6%
Consumer Staples	6.8	7.1
Energy	10.4	10.4
Financials	28.7	28.3
Health Care	4.4	4.4
Industrials	10.5	10.7
Information Technology	6.6	6.4
Materials	10.9	11.1
Telecommunication Services	7.4	7.1
Utilities	4.9	4.9

6

Ten Largest Holdings[3]	(% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	1.3%
BP PLC	integrated oil
	and gas	1.2
HSBC Holdings PLC	diversified banks	1.1
BHP Billiton	diversified metals
	and mining	1.1
Vodafone Group PLC	wireless
	telecommunications	1.0
Total SA	integrated oil
	and gas	0.9
Nestle SA (Registered)	packaged foods
	and meats	0.9
Telefonica SA	integrated
	telecommunication
	services	0.7
Nokia Oyj	communications
	equipment	0.7
Toyota Motor Corp.	automobile
	manufacturers	0.7
Top Ten		9.6%

Allocation by Region (% of equity exposure)

1  FTSE All-World ex US Index.

2  Annualized.

3  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

7

Market Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Europe
United Kingdom	16.3%	16.6%
France	8.0	8.1
Germany	6.4	6.5
Switzerland	4.7	4.8
Spain	3.4	3.4
Italy	3.1	3.1
Netherlands	2.0	2.2
Sweden	1.8	1.8
Finland	1.2	1.2
Belgium	1.0	0.8
Other Europe	3.2	3.2
Subtotal	51.1%	51.7%
Pacific
Japan	13.8%	13.8%
Australia	5.2	5.2
Hong Kong	2.6	1.9
Other Pacific	1.0	1.0
Subtotal	22.6%	21.9%
Emerging Markets
South Korea	3.2%	3.2%
China	3.1	3.5
Brazil	2.7	2.7
Taiwan	2.2	2.2
India	2.0	1.9
South Africa	1.7	1.7
Russia	1.7	1.6
Mexico	1.1	1.1
Other Emerging Markets	3.2	3.1
Subtotal	20.9%	21.0%
North America
Canada	5.4%	5.4%

1  FTSE All-World ex US Index.

See page 83 for a glossary of investment terms.

8

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 8, 2007–October 31, 2007

Initial Investment of $10,000

		Final Value
	Since	of a $10,000
	Inception[4]	Investment
FTSE All-World ex-US Index Fund Investor Shares[1,2]	24.24%	$12,424
FTSE All-World ex US Index	24.59	12,459
Average International Fund[3]	19.63	11,963

		Final Value of
	Since	a $5,000,000
	Inception[4]	Investment
FTSE All-World ex-US Index Fund Institutional Shares[1]	15.95%	$5,797,452
FTSE All-World ex US Index	15.01	5,750,431

		Final Value
	Since	of a $10,000
	Inception[4]	Investment
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	27.15%	$12,715
FTSE All-World ex US Index	25.69	12,569

1  Performance figures are adjusted for the 0.25% fee on purchases but do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund and its comparative standards is calculated since the following inception dates: March 8, 2007, for the Investor Shares, April 30, 2007, for the Institutional Shares, and March 2, 2007, for the ETF Shares.

9

Cumulative Returns of ETF Shares: March 2, 2007–October 31, 2007
Cumulative
Since Inception[1]
FTSE All-World ex-US Index Fund ETF Shares Market Price	27.40%
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	27.15
FTSE All-World ex US Index	25.69

Total Returns (%): March 8, 2007–October 31, 2007

Total Returns: Periods Ended September 30, 2007

This table presents total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	Since Inception
FTSE All-World ex-US Index Fund
Investor Shares[3]	3/8/2007	17.10%
Fee-Adjusted Returns[4]		16.81
Institutional Shares	4/30/2007	9.26
Fee-Adjusted Returns[4]		8.99
ETF Shares	3/2/2007
Market Price		19.74
Net Asset Value		19.52

1  Performance for the fund and its comparative standards is calculated since the ETF Shares’ inception on March 2, 2007.

2  Since the Investor Shares’ inception on March 8, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Performance figures are adjusted for the 0.25% fee on purchases, but do not reflect the 2% fee assessed on redemptions of shares held for less than two months.

Note: See Financial Highlights tables on pages 74-76 for dividend and capital gains information.

10

Financial Statements

Statement of Net Assets

As of October 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.6%)
Argentina (0.1%)
Tenaris SA ADR	18,350	987
Petrobras Energia
Participaciones SA ADR	21,815	261
Banco Macro Bansud SA ADR	2,416	67
* Telecom Argentina SA ADR	200	5
BBVA Banco Frances SA ADR	300	3
		1,323
Australia (5.2%)
BHP Billiton Ltd.	226,121	9,846
Commonwealth Bank
of Australia	86,737	4,996
National Australia Bank Ltd.	109,613	4,435
Australia & New Zealand
Bank Group Ltd.	125,389	3,540
Westpac Banking Corp., Ltd.	124,580	3,497
Westfield Group	127,338	2,604
Woolworths Ltd.	79,558	2,493
Rio Tinto Ltd.	22,663	2,352
QBE Insurance Group Ltd.	56,723	1,736
Woodside Petroleum Ltd.	33,605	1,645
Macquarie Bank Ltd.	17,821	1,423
Brambles Ltd.	95,747	1,274
Telstra Corp. Ltd.	289,344	1,266
* CSL, Ltd.	36,429	1,238
St. George Bank Ltd.	35,086	1,198
Coles Group Ltd.	79,073	1,193
AMP Ltd.	122,147	1,170
Suncorp-Metway Ltd.	61,056	1,160
Wesfarmers Ltd.	25,598	1,053
Stockland	111,957	940
Newcrest Mining Ltd.	28,987	884
WorleyParsons Ltd.	19,163	866
Foster’s Group Ltd.	127,626	762
Macquarie Goodman Group	109,464	710
Leighton Holdings Ltd.	12,042	705
Lend Lease Corp.	37,092	696

11

			Market
			Value•
		Shares	($000)
	Tabcorp Holdings Ltd.	46,474	676
	AXA Asia Pacific Holdings Ltd.	83,923	642
	Mirvac Group	117,469	637
	Australian Stock
	Exchange Ltd.	11,570	624
*	Fortescue Metals Group Ltd.	12,376	584
	Origin Energy Ltd.	65,656	563
	Orica Ltd.	19,057	554
	Harvey Norman Holdings Ltd.	84,267	535
	GPT Group	120,395	521
	Oxiana Ltd.	129,460	516
	Insurance Australia
	Group Ltd.	117,107	515
	Macquarie
	Infrastructure Group	172,454	512
	Zinifex Ltd.	31,724	502
	Santos Ltd.	37,778	499
	Toll Holdings Ltd.	39,232	490
	Tattersall’s Ltd.	119,390	468
	BlueScope Steel Ltd.	45,476	454
	Alumina Ltd.	71,329	448
	Transurban Group	65,614	447
	Coca-Cola Amatil Ltd.	44,384	424
	Sonic Healthcare Ltd.	26,096	421
	Computershare Ltd.	50,556	408
	Cochlear Ltd.	6,201	399
	Babcock & Brown Ltd.	13,633	395
	Aristocrat Leisure Ltd.	39,536	387
	Oil Search Ltd.	96,139	385
	Qantas Airways Ltd.	68,264	378
	Metcash Ltd.	84,905	372
	DB RREEF Trust	187,185	367
	OneSteel Ltd.	56,093	362
	Amcor Ltd.	54,211	356
	Centro Properties Group	49,839	328
*	Asciano Group	38,721	304
*	Paladin Resources Ltd.	38,829	302
	Lion Nathan Ltd.	34,392	299
	AGL Energy Ltd.	25,637	289
	Perpetual Trustees
	Australia Ltd.	3,685	256
	Boral Ltd.	40,264	256
	Goodman Fielder Ltd.	125,784	248

12

		Market
		Value•
	Shares	($000)
CSR Ltd.	72,856	233
CFS Gandel Retail Trust	98,864	226
James Hardie Industries NV	35,336	215
ABC Learning Centres Ltd.	27,580	170
Centro Retail Trust	112,522	169
Sims Group Ltd.	5,984	158
Publishing & Broadcasting Ltd.	8,016	156
Symbion Health Ltd.	38,055	144
Macquarie Office Trust	90,710	139
Minara Resources Ltd.	21,553	133
Nufarm Ltd.	9,036	132
Macquarie Airports Group	31,191	128
Caltex Australia Ltd.	6,125	123
John Fairfax Holdings Ltd.	27,641	123
Commonwealth Property
Office Fund	81,803	121
Challenger Financial Services
Group Ltd.	19,703	118
Bendigo Bank Ltd.	8,542	112
Billabong International Ltd.	7,827	111
Allco Finance Group Ltd.	15,255	110
Flight Centre Ltd.	4,384	100
Macquarie CountryWide Trust	52,590	99
Energy Resources
of Australia Ltd.	4,751	97
Sigma Pharmaceuticals Ltd.	59,229	84
Bank of Queensland Ltd.	4,248	76
Multiplex Group	14,985	70
Futuris Corp., Ltd.	33,319	66
Ansell Ltd.	4,814	56
Downer EDI Ltd.	5,872	37
Adelaide Bank Ltd.	2,631	36
Gunns Ltd.	8,651	30
Australand Property Group	12,713	28
Australian Wealth
Management Ltd.	10,413	27
Ten Network Holdings Ltd.	9,665	25
Spotless Group Ltd.	5,764	24
Paperlinx Ltd.	9,212	24
GWA International Ltd.	6,794	23
SP Ausnet	18,645	23
West Australian Newspaper
Holdings Ltd.	1,731	23
AWB Ltd.	7,165	20
Iluka Resources Ltd.	4,106	17
Adelaide Brighton Ltd.	3,140	11
Envestra Ltd.	8,973	9
Corporate Express
Australia Limited	1,345	9

13

			Market
			Value•
		Shares	($000)
	Austereo Group Ltd.	2,615	6
	Australian Pharmaceutical
	Industries Ltd.	2,798	5
*	Tower Australia Group Ltd.	477	1
	APN News & Media Ltd.	217	1
			74,653
Austria (0.4%)
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	15,598	1,270
	Voestalpine AG	9,697	876
	OMV AG	9,870	741
	Telekom Austria AG	21,686	624
*	IMMOEAST Immobilien
	Anlagen AG	44,768	547
	Raiffeisen International
	Bank-Holding AG	2,908	484
	Immofinanz Immobilien
	Anlagen AG	24,309	290
	Wiener Staedtische
	Allgemeine Versicherung AG	3,808	281
	Wienerberger AG	4,374	273
*	Meinl European Land Ltd.	18,367	258
	Oesterreichische
	Elektrizitaetswirtschafts
	AG Clas	3,248	215
*	EVN AG	504	68
			5,927
Belgium (1.0%)
	Fortis	94,335	3,029
	Fortis (Amsterdam Shares)	71,309	2,291
	Dexia	57,273	1,844
	KBC Bank &
	Verzekerings Holding	11,642	1,636
	InBev	10,855	1,027
	UCB SA	12,096	711
	Groupe Bruxelles Lambert SA	4,758	609
	Delhaize Group	6,367	607
	Solvay SA	3,933	599
	Belgacom SA	10,038	481
	Umicore	1,620	405
	Colruyt NV	1,624	348
	Compagnie Nationale
	a Portefeuille	2,126	153
	Mobistar SA	1,178	107
	KBC Ancora	738	84
*	Fortis NPV Strips	41,082	1
			13,932

14

		Market
		Value•
	Shares	($000)
Brazil (2.7%)
Petroleo Brasileiro
Series A ADR	48,986	4,075
Companhia Vale do Rio
Doce Sponsored ADR	115,678	3,652
Companhia Vale do
Rio Doce ADR	92,460	3,484
Petroleo Brasileiro SA ADR	30,444	2,911
Banco Bradesco SA ADR	60,458	2,065
Banco Itau Holding
Financeira SA ADR	68,894	1,967
Companhia Siderurgica
Nacional SA ADR	16,800	1,342
Petroleo Brasileiro SA	23,400	1,117
Petroleo Brasileiro SA Pfd.	25,873	1,079
Itausa-Investimentos Itau SA	141,255	1,063
Banco do Brasil SA	48,023	870
Companhia de Bebidas das
Americas ADR	10,515	859
Gerdau SA ADR	24,450	760
Embraer-Empresa Brasileira
de Aeronautica SA ADR	15,400	751
Aracruz Celulose SA ADR	7,633	587
Companhia Energetica de
Minas Gerais ADR	25,851	558
Usiminas-Usinas Siderugicas
de Minas Gerais SA Pfd.	6,635	520
Votorantim Celulose e Papel
SA ADR	16,342	512
Brasil Telecom
Participacoes ADR	6,830	508
Tele Norte Leste
Participacoes ADR	22,400	488
Companhia Vale do Rio
Doce Pfd. Class A	14,200	448
Companhia de Bebidas
das Americas Pfd.	5,350	439
Bradespar SA Pfd.	13,440	421
Sadia SA ADR	5,948	406
All America Latina Logistica	24,890	394
Companhia Vale do Rio Doce	9,400	351
Companhia de
Concessoes Rodoviarias	18,376	338
Banco Itau Holding
Financeira SA	11,000	312
Natura Cosmeticos SA	26,123	310

15

		Market
		Value•
	Shares	($000)
Tim Participacoes SA ADR	6,233	289
Braskem SA ADR	14,000	264
Metalurgica Gerdau SA	6,444	260
Banco Bradesco SA	7,000	238
Weg SA	15,645	238
Redecard SA	11,037	233
Centrais Electricas
Brasileiras SA	14,734	230
Lojas Americanas SA Pfd.	19,500	227
Tractebel Energia SA	15,970	223
Cyrela Brazil Realty SA	12,686	217
Net Servicos de
Comunicacao SA	13,179	212
Usinas Siderurgicas de
Minas Gerais SA	2,360	198
Vivo Participacoes SA ADR	33,600	198
Perdigao SA	7,300	198
Suzano Papel e Celulose SA	11,594	198
CESP—Companhia Energetica
de Sao Paulo	10,196	193
Companhia de Bebidas
das Americas	2,283	183
Tim Participacoes SA Pfd.	37,658	175
Telemig Celular
Participacoes ADR	2,805	174
Companhia Paranaense de
Energia-COPEL ADR	10,500	173
Companhia Brasileira de
Distribuicao Grupo Pao de
Acucar ADR	5,266	169
Duratex SA Pfd.	4,858	162
Souza Cruz SA	5,400	154
Tim Participacoes SA	21,168	147

16

			Market
			Value•
		Shares	($000)
	Tam SA	4,721	139
	Tele Norte Leste
	Participacoes SA	3,594	138
	Klabin SA	31,700	132
	Brasil Telecom SA	13,390	132
*	Telmar Norte Leste SA	2,600	101
	Gerdau SA	2,400	61
	Brasil Telecom
	Participacoes SA	1,970	60
	Gol-Linhas Aereas
	Inteligentes SA Pfd.	2,000	55
	Electropaulo
	Metropolitana SA	674,000	52
	Companhia de Saneamento
	Basico do Estado de
	Sao Paulo	1,992	52
	Acesita SA	1,000	51
	Companhia Brasileira de
	Distribuicao Grupo Pao de
	Acucar Pfd.	3,110	50
	Porto Seguro SA	750	34
	Companhia Paranaense de
	Energia-COPEL	1,940	32
	Localiza Rent a Car SA	2,461	29
*	Bovespa Holding SA	1,500	29
	Companhia Energetica de
	Minas Gerais Pfd.	1,000	22
*	Telesp-Telecomunicacoes de
	Sao Paulo SA Pfd.	600	21
*	Bradespar SA	600	19
	CPFL Energia SA	800	18
	AES Tiete SA	500,000	18
	Cosan SA Industria
	e Comercio	1,100	17
	Energias do Brasil SA	1,000	16
*	Telesp-Telecomunicacoes
	de Sao Paulo SA	500	16
*	Cyrela Commercial
	Properties SA	1,297	10
	Confeccoes Guararapes SA	200	9
	Banco Nossa Caixa SA	500	9
	Companhia Energetica de
	Minas Gerais	412	9
	Telemig Celular
	Participacoes SA	96	6
			38,877
Canada (5.3%)
	Royal Bank of Canada	85,326	5,062
	Manulife Financial Corp.	102,391	4,790
*	Research in Motion Ltd.	37,567	4,683

17

			Market
			Value•
		Shares	($000)
	Bank of Nova Scotia, Halifax	66,709	3,777
	Toronto-Dominion Bank	47,997	3,625
	EnCana Corp.	50,680	3,546
	Suncor Energy, Inc.	30,531	3,343
	Canadian Natural
	Resources Ltd.	35,697	2,969
	Barrick Gold Corp.	57,235	2,545
	Canadian Imperial Bank
	of Commerce	22,843	2,467
	Potash Corp. of
	Saskatchewan, Inc.	19,569	2,436
	Bank of Montreal, Quebec	33,500	2,234
	Sun Life Financial Services
	of Canada	38,342	2,228
	Petro-Canada	33,067	1,908
	Canadian National Railway Co.	33,914	1,902
	Rogers
	Communications, Inc.
	Class B	34,884	1,778
	Goldcorp Inc.	46,543	1,637
	Brookfield Asset
	Management Inc.	39,057	1,596
	TransCanada Corp.	36,059	1,534
	Talisman Energy, Inc.	68,911	1,501
	Teck Cominco Ltd. Class B	29,472	1,476
	Imperial Oil Ltd.	25,435	1,385
	Nexen Inc.	35,738	1,210
	Power Corp. of Canada	28,000	1,201
	Cameco Corp.	23,510	1,159
	Enbridge Inc.	24,700	1,070
	Power Financial Corp.	22,400	999
	Shoppers Drug Mart Corp.	16,800	985
	National Bank of Canada	14,443	836
	Husky Energy Inc.	16,942	790
	Canadian Pacific Railway Ltd.	11,200	788
	Shaw Communications Inc.	27,600	771
	BCE Inc.	16,605	725
	Great-West Lifeco Inc.	18,348	724
	Agrium, Inc.	11,200	711
	Magna International	6,833	648
	Thomson Corp.	12,023	568
*	Bombardier Inc. Class B	93,315	553
	Brookfield Properties Corp.	20,050	505
	Loblaw Cos., Ltd.	9,697	450
	Canadian Tire Corp. Class A	4,802	442
	TransAlta Corp.	11,943	430
	George Weston Ltd.	5,600	410
	IGM Financial, Inc.	6,466	376
	Finning International Inc.	10,560	363
*	Cognos Inc.	5,500	278

18

			Market
			Value•
		Shares	($000)
	Biovail Corp.	11,200	225
	Telus Communications Inc.	3,637	221
	Canadian Utilities Ltd.	3,821	220
*	CGI Group Inc.	17,378	198
	Saputo Inc.	3,195	196
	MDS Inc.	8,600	194
	Telus Corp.-Non Voting Shares	3,083	179
	Nova Chemicals Corp.	4,908	178
*	Celestica, Inc.	12,100	81
	Alcan Inc.	400	40
*	Nortel Networks Corp.	2,000	32
*	Bombardier Inc. Class A	900	5
			77,183
Chile (0.2%)
	Empresa Nacional de
	Electricidad SA ADR	10,975	514
	Banco Santander Chile
	SA ADR	9,042	479
	Enersis SA ADR	23,432	464
	Distribucion y Servicio
	SA ADR	11,029	402
	Empresas Copec SA	21,886	391
	Sociedad Quimica y Minera
	de Chile ADR	1,973	379
	Compania de
	Telecomunicaciones de
	Chile SA ADR	28,728	281
	S.A.C.I. Falabella, SA	23,452	139
	CAP SA	2,800	90
	Cencosud SA	14,700	63
	Lan Airlines SA	2,500	41
	Banco de Credito
	e Inversiones	1,188	40
	Empresa Nacional de
	Telecomunicaciones SA	2,000	36
	Colburn SA	86,300	21
	Compania Cervecerias
	Unidas SA	1,800	15
	Banco de Chile	132,979	12
	Corpbanca	1,319,400	10
	Embotelladora Andina SA
	Pfd. Class B	2,200	7
			3,384
China (3.1%)
	China Mobile
	(Hong Kong) Ltd.	409,000	8,455
	PetroChina Co. Ltd.	1,426,000	3,682
	China Life
	Insurance Co., Ltd.	495,000	3,304

19

		Market
		Value•
	Shares	($000)
China Construction Bank	2,011,000	2,286
Ping An Insurance
(Group) Co. of China Ltd.	133,500	1,869
China Petroleum &
Chemical Corp.	1,118,000	1,780
China Shenhua
Energy Co. Ltd. H-Shares	232,000	1,495
Bank of China	2,001,000	1,319
China Communications
Construction Co., Ltd.	389,000	1,234
China Merchants Holdings
International Co. Ltd.	170,000	1,199
China Merchants
Bank Co., Ltd. Class H	222,500	1,147
China Coal Energy Co.	331,000	1,123
CITIC Pacific Ltd.	178,000	1,122
Air China Ltd.	712,000	1,086
Fujian Zijin Mining
Industry Co., Ltd.	560,000	978
PICC Property and
Casualty Co., Ltd.	448,000	949
China Telecom Corp. Ltd.	1,066,000	922
China Resources
Enterprise Ltd.	210,000	921
Shanghai Electric
Group Co., Ltd. Class H	788,000	782
Cosco Pacific Ltd.	238,000	742
Bank of
Communications Ltd.
Class H	379,000	691
Denway Motors Ltd.	954,000	673
Beijing Datang Power
Generation Co., Ltd.	588,000	669
Huaneng Power
International, Inc. H Shares	496,000	583
China Unicom Ltd.	232,000	564
Aluminum Corp. of
China Ltd.	182,000	519
China COSCO
Holdings Co., Ltd.	101,800	454
China Shipping Container
Lines Co. Ltd.	275,700	366
Jiangxi Copper Co. Ltd.	85,000	301
China Resources Power
Holdings Co., Ltd.	70,000	262
Anhui Conch
Cement Co. Ltd.	26,000	260
Yanzhou Coal

20

			Market
			Value•
		Shares	($000)
	Mining Co. Ltd. H Shares	110,000	237
	Angang Steel Co., Ltd.	64,000	236
	Guangzhou R&F
	Properties Co. Ltd.	36,000	189
	China Mengniu
	Dairy Co., Ltd.	40,000	170
*	China Molybdenum Co. Ltd.	57,000	149
	Nine Dragons Paper
	Holdings Ltd.	47,000	127
	China Shipping
	Development Co.	36,000	123
	Shanghai Zhenhua Port
	Machinery Co., Ltd.
	Class B	33,100	114
	China Oilfield Services Ltd.	40,000	98
	China Resources Land Ltd.	38,000	96
	Lenovo Group Ltd.	84,000	96
*	China Everbright Ltd.	20,000	90
	Beijing Capital International
	Airport Co., Ltd.	40,000	80
	China International Marine
	Containers (Group) Co.,Ltd.	35,237	73
	China Vanke Co., Ltd.	20,200	61
	Zhejiang Expressway Co., Ltd.	42,000	61
	Dongfeng Motor Corp.	62,000	57
	China Travel International	68,000	55
	Shanghai Industrial
	Holding Ltd.	9,000	53
	Parkson Retail Group Ltd.	4,500	51
	Beijing Enterprises
	Holdings Ltd.	8,000	50
	Sinopec Shanghai
	Petrochemical Co. Ltd.	56,000	46
*	China Southern
	Airlines Co. Ltd.	32,000	45
	BYD Co. Ltd.	4,500	42
	Maanshan Iron and
	Steel Co. Ltd.	42,000	37
	Shenzhen Investment Ltd.	36,808	36
	Jiangsu
	Expressway Co. Ltd.
	H Shares	30,000	35
	Shanghai Lujiazui Finance
	& Trade Zone Development
	Co., Ltd. Class B	13,000	32
	The Guangshen
	Railway Co., Ltd.	36,000	31
	Guangdong Investment Ltd.	44,000	30
	Sinotrans Ltd.	46,000	29
	Tsingtao Brewery Co., Ltd.	8,000	29

21

			Market
			Value•
		Shares	($000)
	Huadian Power
	International Corp. Ltd.	40,000	28
	Weiqiao Textile Co. Ltd.	14,500	27
	ZTE Corp.	4,400	27
	TPV Technology Ltd.	38,000	26
	Chaoda Modern
	Agriculture Holdings Ltd.	28,000	26
*	China Eastern
	Airlines Corp. Ltd.	22,000	24
	Yantai Changyu Pioneer
	Wine Co. Ltd.	3,100	23
	Global Bio-chem Technology
	Group Co. Ltd.	48,000	18
	Zhejiang Southeast Electric
	Power Co., Ltd.	14,100	18
	China Merchants Property
	Development Co., Ltd.	3,000	17
*	Semiconductor Manufacturing
	International Corp.	152,000	17
	Guangdong Electric Power
	Development Co., Ltd.	16,400	17
	Guangzhou
	Investment Co. Ltd.	40,000	17
*	Longtop Financial
	Technologies, Ltd. ADR	500	14
*	Dazhong Transportation
	Group Co., Ltd. B-Shares	6,200	14
*	BOE Technology
	Group Co. Ltd. Class B	19,500	14
	Inner Mongolia Eerduosi
	Cashmere Products Co. Ltd.	10,300	12
*	China Foods Ltd.	16,000	12
	TravelSky Technology Ltd.	10,000	12
	Chongqing Changan
	Automobile Co., Ltd.	8,880	11
	Shandong Chenming Paper
	Holdings Ltd. Class B	9,800	11
	CSG Holding Co. Ltd.	7,900	11
*	Brilliance China Automotive
	Holdings Ltd.	40,000	11
*	Sinopec Yizheng Chemical
	Fibre Co., Ltd.	20,000	10
	Shenzhen
	Expressway Co. Ltd.	10,000	10
	Great Wall Motor Co., Ltd.	5,500	10
	Shanghai Mechanical and
	Electrical Industry Co. Ltd.
	Class B	3,200	9
	Shanghai Jinqiao Export
	Processing Zone

22

			Market
			Value•
		Shares	($000)
	Development Co., Ltd.
	Class B	4,300	8
	Bengang Steel
	Plates Co., Ltd.	7,000	8
*	Shanghai Haixan
	Group Co. Ltd. Class B	8,200	8
	Shenzhen Chiwan Wharf
	Holdings Ltd. Class B	3,200	8
	Anhui Expressway Co., Ltd.	8,000	7
	Guangdong Provincial
	Expressway Development
	Co., Ltd.	6,100	6
	Shanghai Friendship
	Group Inc. Co. Class B	2,900	5
	Huadian Energy Co. Ltd.	7,600	5
	Shanghai Jinjiang International
	Hotels Development Co., Ltd.
	Class B	2,700	5
	Shanghai Jinjiang International
	Industrial Investment Co., Ltd.
	Class B	2,800	5
*	Shanghai Chlor-Alkali
	Chemical Co. Ltd. Class B	7,100	5
	Guangzhou
	Pharmaceutical Co., Ltd.	4,000	4
*	Shanghai Waigaoqiao Free
	Trade Zone Development
	Co. Ltd. Class B	3,500	4
	Double Coin Holdings, Ltd.
	Class B	4,300	4
	Weifu
	High-Technology Co., Ltd.	2,000	3
	Jiangling Motors Corp. Ltd.	1,800	3
	Tianjin Capital Environmental
	Protection Co., Ltd.	4,000	3
*	Jinzhou Port Co., Ltd.	3,300	3
*	Shenzhen Special Economic
	Zone Real Estate Group Co.
	Ltd. Class B	2,100	1
*	Alibaba.com, Ltd.	375	1
			44,937
Colombia (0.0%)
	Bancolombia SA ADR	17,910	658

Czech Republic (0.1%)
	Komercni Banka a.s.	3,847	888
	Cesky Telecom a.s.	19,139	592

23

			Market
			Value•
		Shares	($000)
	Ceske Energeticke Zavody a.s.	5,979	434
*	Unipetrol a.s.	1,804	32
	Zentiva NV	500	27
			1,973
Denmark (0.7%)
	Novo Nordisk A/S B Shares	18,300	2,281
	Danske Bank A/S	46,802	2,072
	AP Moller-Maersk A/S B
	Shares	98	1,357
	AP Moller-Maersk A/S A
	Shares	94	1,289
*	Vestas Wind Systems A/S	11,600	1,041
	Carlsberg A/S B Shares	2,489	337
	Novozymes A/S	2,800	306
*	Jyske Bank A/S	3,072	254
	Danisco A/S	2,900	224
	Coloplast A/S B Shares	1,237	120
	H. Lundbeck A/S	2,900	83
	Rockwool International A/S	192	61
*	William Demant A/S	600	55
			9,480
Egypt (0.1%)
	Orascom Construction
	Industries GDR	3,585	660
	Orascom Telecom Holding
	SAE GDR	7,540	541
			1,201
Finland (1.2%)
	Nokia Oyj	264,703	10,513
	Fortum Oyj	27,946	1,215
	Sampo Oyj A Shares	33,376	1,048
	Neste Oil Oyj	21,794	785
	UPM-Kymmene Oyj	32,382	727
	Kone Oyj	8,326	691
	Stora Enso Oyj R Shares	36,018	664
	Metso Oyj	7,356	449
	Outokumpu Oyj A Shares	8,117	305
	Rautaruuki Oyj	5,000	288
	Wartsila Oyj B Shares	3,300	271
	Kesko Oyj	3,000	180
	TietoEnator Oyj B Shares	1,808	45
	SanomaWSOY Oyj	1,207	35
			17,216
France (7.9%)
	Total SA	161,088	12,999
	BNP Paribas SA	62,440	6,920
	AXA	140,551	6,313
	Sanofi-Aventis	68,338	6,011
	Suez SA	87,363	5,700
	Societe Generale Class A	31,520	5,325

24

			Market
			Value•
		Shares	($000)
	France Telecom SA	131,386	4,859
	Vivendi SA	78,457	3,545
	Carrefour SA	47,381	3,424
	LVMH Louis Vuitton Moet
	Hennessy	24,799	3,204
	Groupe Danone	34,560	2,974
	Veolia Environnement	31,475	2,818
	L’Oreal SA	21,100	2,778
	Cie. de St. Gobain SA	25,195	2,715
*	Vinci SA	32,585	2,689
	Renault SA	13,927	2,352
	Schneider Electric SA	16,535	2,287
	Air Liquide SA	16,298	2,251
	Alstom	9,255	2,195
	Electricite de France	17,270	2,077
	Lafarge SA	11,595	1,895
	Credit Agricole SA	44,404	1,759
	Pernod Ricard SA	7,406	1,715
	Bouygues SA	17,177	1,658
	Accor SA	16,136	1,546
	Alcatel-Lucent	149,922	1,457
	Pinault-Printemps-Redoute
	SA	6,664	1,325
	Unibail Co.	5,258	1,313
	PSA Peugeot Citroen	11,318	1,055
	Vallourec SA	3,504	1,020
	Compagnie Generale des
	Etablissements Michelin SA	7,174	966
	Essilor International SA	14,574	931
	STMicroelectronics NV	45,059	772
	Lagardere S.C.A.	8,919	756
	Gaz de France	13,060	744
	Christian Dior SA	5,096	696
	Technip SA	7,560	680
	Hermes International	4,988	657
	Cap Gemini SA	9,551	612
*	Compagnie Generale de
	Geophysique SA	1,697	555
	Sodexho Alliance SA	7,427	538
	Natixis	23,697	527
	Eiffage SA	4,556	517
	CNP Assurances	3,808	487
	Air France	12,019	459
	Thales SA	6,944	434
	Publicis Groupe SA	9,658	394
	Klepierre	6,942	378
	Etablissements Economiques
	du Casino Guichard-Perr	3,360	376
	Safran SA	13,603	346
	Thomson SA	17,248	302

25

			Market
			Value•
		Shares	($000)
*	Atos Origin SA	4,494	274
	Eramet SLN	611	274
	Valeo SA	4,926	271
	Wendel Investissement	1,540	265
	Societe Television Francaise 1	9,508	265
*	Arkema	3,625	247
	Eurazeo	1,609	241
	Dassault Systemes SA	3,824	238
	Legrand SA	6,370	236
	Aeroports de Paris (ADP)	1,753	201
	Imerys SA	1,951	190
	PagesJaunes SA	8,534	189
	Neuf Cegetel	3,620	184
	Societe BIC SA	2,272	177
	JCDecaux SA	4,140	153
	Societe des Autoroutes
	Paris-Rhin-Rhone	1,332	142
	Ciments Francais SA	681	128
	Gecina SA	734	126
	Icade	1,638	121
	Euler Hermes SA	793	107
			114,335
Germany (6.4%)
	E.On AG	44,396	8,679
	Siemens AG	60,763	8,239
	DaimlerChrysler AG
	(Registered)	69,326	7,584
	Allianz AG	30,000	6,755
	Deutsche Bank AG	35,550	4,727
	BASF AG	33,326	4,614
	Deutsche Telekom AG	220,258	4,522
	Bayer AG	51,489	4,298
	Volkswagen AG	14,409	4,119
	RWE AG	25,958	3,546
	SAP AG	62,542	3,382
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG (Registered)	14,649	2,812
	Deutsche Boerse AG	13,455	2,120
	Commerzbank AG	43,414	1,839
	Deutsche Post AG	59,580	1,805
	ThyssenKrupp AG	25,948	1,728
	Man AG	9,579	1,713
	Porsche AG	588	1,567
	Continental AG	9,680	1,464
	Bayerische Motoren
	Werke AG	19,878	1,330
	Volkswagen AG Pfd.	7,006	1,326
	Linde AG	8,400	1,064

26

			Market
			Value•
		Shares	($000)
	Metro AG	10,772	978
	Adidas AG	13,306	888
	Hypo Real Estate Holding AG	13,457	797
	Fresenius Medical Care AG	14,751	781
*	Infineon Technologies AG	49,454	726
	Beiersdorf AG	8,568	679
*	TUI AG	22,548	668
	Henkel KGaA Pfd.	12,936	661
	Salzgitter AG	3,304	650
	K+S AG	2,436	511
	Henkel KGaA	10,794	500
	Hochtief AG	3,096	428
	Deutsche Postbank AG	5,600	409
	Deutsche Lufthansa AG	13,500	399
	Fresenius AG PFD	4,991	396
	Celesio AG	6,296	358
*	Q-Cells AG	2,425	310
	Hannover
	Rueckversicherung AG	5,824	307
	Wacker Chemie AG	1,120	276
	Fraport AG	3,304	258
	Lanxess	4,985	249
*	Arcandor AG	6,944	224
	HeidelbergerCement AG	1,334	214
	Heidelberger
	Druckmaschinen AG	4,928	201
	Puma AG	366	157
	Fresenius AS	1,890	147
	Merck KGaA	782	98
	Aachener & Muenchener
	Beteiligungs AG (Bearer)	493	77
	Altana AG	1,925	47
	Suedzucker AG	1,184	27
	MLP AG	1,230	16
			91,670
Greece (0.6%)
	National Bank of
	Greece SA ADR	200,348	2,807
	Hellenic Telecommunications
	Organization SA ADR	78,773	1,460
	EFG Eurobank Ergasias	23,084	901
	Alpha Credit Bank SA	22,865	849
	Bank of Piraeus	17,745	714
	Greek Organization of
	Football Prognostics	14,127	578
*	GEA Group AG	11,478	431
	Coca-Cola Hellenic
	Bottling Co. SA	3,739	232
	Public Power Corp.	5,480	223
	Cosmote Mobile

27

			Market
			Value•
		Shares	($000)
	Communications SA	4,710	163
	Titan Cement Co. SA	1,408	69
	Hellenic Petroleum SA	2,990	47
*	Commercial Bank of
	Greece SA	980	30
	National Bank of Greece SA	180	13
			8,517
Hong Kong (2.5%)
	Hong Kong Exchanges &
	Clearing Ltd.	84,000	2,804
	Hutchison Whampoa Ltd.	215,000	2,702
	Industrial and Commercial
	Bank of China	2,753,000	2,629
	CNOOC Ltd.	1,160,000	2,507
	Sun Hung
	Kai Properties Ltd.	126,409	2,416
	Cheung Kong Holdings Ltd.	118,000	2,315
	Swire Pacific Ltd. A Shares	75,500	1,078
	Esprit Holdings Ltd.	64,500	1,077
	Hang Seng Bank Ltd.	50,500	1,032
	Li & Fung Ltd.	204,000	968
	Hang Lung Properties Ltd.	191,000	919
	Hong Kong &
	China Gas Co., Ltd.	329,500	887
	CLP Holdings Ltd.	127,500	862
	Wharf Holdings Ltd.	135,000	814
	China Overseas Land &
	Investment Ltd.	336,000	804
	Henderson Land
	Development Co. Ltd.	89,000	798
	Hang Lung
	Development Co., Ltd.	130,000	768
	Bank of East Asia Ltd.	112,000	762
	Tencent Holdings Ltd.	88,000	754
	Hongkong Land
	Holdings Ltd.	148,000	740
	Boc Hong Kong
	Holdings Ltd.	259,000	733
	New World
	Development Co., Ltd.	170,000	613
	Hong Kong Electric
	Holdings Ltd.	112,000	576
*	Foxconn International
	Holdings Ltd.	168,000	468
	Shangri-La Asia Ltd.	136,444	435
	Sino Land Co.	136,000	426
	Kingboard Chemical
	Holdings Ltd.	56,000	368

28

			Market
			Value•
		Shares	($000)
	Tingyi Holding Corp.	224,000	343
	MTR Corp.	98,000	340
	Wing Hang Bank Ltd.	28,000	330
*	Country Garden Holdings Co.	192,960	318
	Link REIT	126,000	286
	Cathay Pacific Airways Ltd.	93,000	277
	Hopewell Holdings Ltd.	53,000	275
	Kerry Properties Ltd.	31,000	270
	China Netcom Group Corp.
	Hong Kong Ltd.	85,000	261
	Techtronic Industries Co., Ltd.	196,000	212
	PCCW Ltd.	297,000	192
	Orient Overseas
	International Ltd.	15,000	155
	Hysan Development Co., Ltd.	49,000	148
	Henderson Investment Ltd.	74,000	148
	Shimao Property Holdings Ltd.	38,594	138
	Television Broadcasts Ltd.	20,000	130
	Hutchison
	Telecommunications
	International Ltd.	87,000	124
*	Guoco Group	8,000	123
	Shenzhen International
	Holdings Ltd.	647,500	112
	Wheelock and Co. Ltd.	28,000	91
	Agile Property Holdings, Inc.	36,000	87
	Hengan International
	Group Co. Ltd.	19,622	77
*	China Citic Bank	90,700	74
*	China Insurance International
	Holdings Co., Ltd.	20,000	65
	Hong Kong Aircraft &
	Engineering Co., Ltd.	2,400	61
	CNPC Hong Kong Ltd.	60,000	49
	CITIC International Financial
	Holdings Ltd.	56,000	48
	Chinese Estates Holdings	22,000	45
	First Pacific Co. Ltd.	58,000	44
	ASM Pacific Technology Ltd.	5,500	43
	Cheung Kong Infrastructure
	Holdings Ltd.	11,000	43
	Shun Tak Holdings Ltd.	26,000	41
	Lee & Man Paper
	Manufacturing Ltd.	10,000	40
	Hopson Development
	Holdings Ltd.	10,000	39
	Yue Yuen Industrial
	(Holdings) Ltd.	12,000	37
*	Galaxy Entertainment
	Group Ltd.	32,000	35

29

			Market
			Value•
		Shares	($000)
	Greentown China
	Holdings Ltd.	14,000	30
	Johnson Electric
	Holdings Ltd.	44,500	25
	Industrial and Commercial
	Bank of China Ltd.	7,000	19
	Hong Kong and Shanghai
	Hotels Ltd.	10,500	19
	Dah Sing Financial Group	2,000	19
	Wing Lung Bank Ltd.	1,700	18
	Melco International
	Development Corp.	9,000	17
	Great Eagle Holdings Ltd.	4,000	17
	Hopewell Highway
	Infrastructure Ltd.	13,000	12
	Cafe De Coral Holdings Ltd.	6,000	12
	Giordano International Ltd.	22,000	10
	Mandarin Oriental
	International Ltd.	4,000	10
	Texwinca Holdings Ltd.	10,000	9
	Beijing North Star Co. Ltd.	10,000	8
	Chong Hing Bank Ltd.	3,000	7
	Dah Sing Banking Group Ltd.	2,800	6
	Lianhua Supermarket
	Holdings Ltd. Class H	4,000	6
	SCMP Group Ltd.	16,000	5
*	SmarTone
	Telecommunications Ltd.	4,000	5
	Next Media Ltd.	14,000	5
	Fubon Bank (Hong Kong) Ltd.	6,000	4
	Hutchinson Harbour Ring Ltd.	38,000	3
	Public Financial Holdings Ltd.	4,000	3
	Oriental Press Group Ltd.	14,000	2
	I-Cable Communications Ltd.	9,000	2
*	Industrial & Commercial Bank
	of China (Asia) Ltd.,
	Warrants Exp. 11/6/08	777	—
			36,629
Hungary (0.2%)
	OTP Bank Rt.	18,120	986
	MOL Hungarian Oil and
	Gas Nyrt.	5,180	802
	Richter Gedeon Rt.	1,680	366
	Magyar Tavkozlesi Rt.	19,098	103
			2,257
India (2.0%)
	Reliance Industries Ltd.
	GDR	19,134	2,750

30

			Market
			Value•
		Shares	($000)
	Infosys Technologies Ltd.
	ADR	42,866	2,184
	ICICI Bank Ltd. ADR	26,479	1,839
	State Bank of India GDR	13,488	1,704
	HDFC Bank Ltd. ADR	10,472	1,456
	Larsen & Toubro Ltd.	12,546	1,367
	Satyam Computer
	Services Ltd. ADR	44,703	1,357
*	Bharti Airtel Ltd.	44,772	1,153
	Reliance
	Communication Ventures	49,824	985
	^Wipro Ltd. ADR	57,891	953
	Tata Iron and Steel Co. Ltd.	35,442	918
	Housing Development
	Finance Corp. Ltd.	11,842	842
	ITC Ltd.	166,532	764
	Mahanagar Telephone
	Nigam Ltd. ADR	79,230	729
	^Videsh Sanchar
	Nigam Ltd. ADR	25,597	704
	Dr. Reddy’s
	Laboratories Ltd. ADR	35,740	566
	Reliance Industries Ltd.	7,480	532
	Bharat Heavy Electricals Ltd.	7,638	510
	Oil and Natural Gas Corp. Ltd.	14,918	475
	Sterlite Industries (India) Ltd.	16,735	440
	Grasim Industries Ltd.	4,281	406
	Reliance Capital Ltd.	7,107	387
	Jaiprakash Associates Ltd.	9,643	361
	Axis Bank Ltd.	14,992	352
	NTPC Ltd.	53,560	328
	DLF Ltd.	13,087	316
	Reliance Energy Ltd.	5,824	279
*	Reliance Petroleum Ltd.	43,073	271
	Kotak Mahindra Bank	7,660	196
	Tata Power Co. Ltd.	6,135	191
*	Idea Cellular Ltd.	52,025	180
	Unitech, Ltd.	17,850	176
	Bajaj Auto Ltd.	2,768	176
	Infrastructure Development
	Finance Co., Ltd.	35,323	175
	Hindalco Industries Ltd.	33,503	169
	Hindustan Lever Ltd.	31,672	167
	Suzlon Energy Ltd.	3,197	162
	Siemens India Ltd.	3,124	158
	Steel Authority of India Ltd.	21,560	144
	Tata Consultancy
	Services Ltd.	5,380	143
	Cipla Ltd.	21,607	99

31

			Market
			Value•
		Shares	($000)
	Asea Brown Boveri India Ltd.	2,075	84
	Gail India Ltd.	6,204	65
	Tata Motors Ltd.	3,278	64
	Maruti Udyog Ltd.	2,120	58
*	Cairn India Ltd.	8,634	46
	Zee Entertainment Enterprises	5,194	44
	GlaxoSmithKline
	Pharmaceuticals (India) Ltd.	1,554	43
	Ambuja Cements Ltd.	11,129	41
	Mahindra & Mahindra Ltd.	2,084	40
	Nicholas Piramal India Ltd.	5,112	39
	HCL Technologies Ltd.	4,869	39
	Bank of India	4,262	39
	Bharat Forge Ltd.	4,045	39
	Sun Pharmaceutical
	Industries Ltd.	1,430	39
	Great Eastern Shipping Co.	2,990	37
	Hero Honda Motors Ltd.	1,953	36
	Tata Chemicals Ltd.	4,022	33
	Indian Oil Corporation Ltd.	2,569	32
	Associated Cement Cos. Ltd.	1,146	32
	Ultratech Cemco Ltd.	1,229	31
	Nestle India Ltd.	764	31
	Ranbaxy Laboratories Ltd.	2,721	30
	Bharat Electronics Ltd.	587	28
	Canara Bank Ltd.	3,491	26
	Hindustan
	Petroleum Corp., Ltd.	4,149	25
	Bharat Petroleum Corp. Ltd.	2,795	25
	Asian Paints (India) Ltd.	896	24
	Moser Baer India Ltd.	3,243	24
	Lupin Ltd.	1,473	22
	Dabur India Ltd.	7,815	21
	Colgate-Palmolive (India) Ltd.	2,083	20
	Mphasis Ltd.	2,267	18
*	I-Flex Solutions Ltd.	409	17
*	Tata Iron and Steel Co. Ltd.
	Rights Exp. 12/21/07	4,627	14
	Union Bank of India Ltd.	2,930	13
*	GMR Infrastructure Ltd.	2,880	13
	Industrial Development Bank
	of India Ltd.	3,143	13
	National Aluminium Co., Ltd.	1,121	9
	Bank of Baroda	1,056	9
	Great Offshore Ltd.	414	8
	Ashok Leyland Ltd.	7,675	8
	Tech Mahindra Ltd.	221	7
	Jet Airways (India) Ltd.	250	6
	Wockhardt Ltd.	500	5
	Shipping Corp. of India Ltd.	819	5

32

			Market
			Value•
		Shares	($000)
	Corporation Bank	416	5
	Cadila Healthcare Ltd.	364	3
	Castrol (India) Ltd.	358	3
	TVS Motor Company Ltd.	1,378	2
			28,379
Indonesia (0.3%)
	PT Astra International Tbk	476,500	1,357
	PT Bank Central Asia Tbk	1,252,500	1,017
	PT Telekomunikasi
	Indonesia Tbk	547,500	657
	PT Bumi Resources Tbk	540,000	289
	PT Bank Rakyat
	Indonesia Tbk	148,000	128
	PT Perusahaan Gas
	Negara Tbk	46,000	72
	PT Indonesian
	Satellite Corp. Tbk	59,000	57
	PT International Nickel
	Indonesia Tbk	5,000	50
	PT Bank Mandiri Tbk	100,000	42
	PT Semen Gresik Tbk	45,000	31
	PT Unilever Indonesia Tbk	37,500	28
	PT Bank Danamon Tbk	27,500	26
	PT Indofood Sukses
	Makmur Tbk	99,500	24
	PT Gudang Garam Tbk	16,500	18
*	PT Bank Indonesia Tbk	145,000	12
	PT Ramayana Lestari
	Sentosa Tbk	49,000	5
			3,813
Ireland (0.5%)
	Allied Irish Banks PLC	58,782	1,482
	CRH PLC	36,501	1,408
	Bank of Ireland	65,724	1,211
	Anglo Irish Bank Corp. PLC	50,139	846
*	Elan Corp. PLC	30,757	734
	Irish Life & Permanent PLC	18,345	417
*	Ryanair Holdings PLC	46,366	388
	Kerry Group PLC A Shares	9,319	279
			6,765
Israel (0.3%)
	Teva Pharmaceutical
	Industries Ltd.	52,118	2,293
	Israel Chemicals Ltd.	64,322	712
	Bank Hapoalim Ltd.	77,004	426
*	NICE Systems Ltd.	7,952	315
	Bezeq Israeli
	Telecommunication
	Corp., Ltd.	173,880	310

33

			Market
			Value•
		Shares	($000)
	Bank Leumi Le-Israel	60,480	291
*	Makhteshim-Agan
	Industries Ltd.	28,840	278
	The Israel Corp. Ltd.	133	136
	Partner
	Communications Co. Ltd.	3,000	57
	Elbit Systems Ltd.	800	43
	United Mizrahi Bank Ltd.	2,700	21
	Africa-Israel Investments Ltd.	200	21
*	Israel Discount Bank Ltd.	5,000	13
	Koor Industries Ltd.	100	9
	Clal Insurance Enterprise
	Holdings Ltd.	200	6
	Harel Insurance Investments Ltd.	100	6
	IDB Development Corp. Ltd.	100	4
	Discount Investment Corp. Ltd.	100	3
	Osem Investment Ltd.	200	2
*	Retalix Ltd.	100	2
	Delek Group, Ltd.	8	2
*	Alvarion Ltd.	151	2
	Ormat Industries Ltd.	116	2
	IDB Holding Corp., Ltd.	51	2
	Gazit Globe (1982) Ltd.	117	2
*	Given Imaging Ltd.	47	1
	Blue Square-Israel Ltd.	100	1
	Migdal Insurance Holdings Ltd.	700	1
	The Phoenix Holdings Ltd.	278	1
	Delek Automotive Systems Ltd.	100	1
	Clal Industries and
	Investments Ltd.	200	1
*	Super Sol Ltd.	300	1
*	First International Bank of
	Israel Ltd.—ILS .05 Par	82	1
*	First International Bank of
	Israel Ltd.—ILS .01 Par	411	1
*	Property & Building Corp.	7	1
*	Property & Building Corp., Ltd.
	Rights Exp. 11/8/07	2	—
			4,968
Italy (3.0%)
	Eni SpA	187,067	6,830
	Unicredito Italiano SpA	662,784	5,702
	Intesa Sanpaolo SpA	585,996	4,649
	Assicurazioni Generali SpA	92,728	4,419
	Enel SpA	304,766	3,654
	Telecom Italia SpA	879,581	2,756
	Fiat SpA	54,700	1,774
	Unione Di Banche
	Italiane ScpA	42,216	1,177

34

			Market
			Value•
		Shares	($000)
	Saipem SpA	25,616	1,137
*	Banco Popolare SpA	46,123	1,107
	Telecom Italia SpA RNC	398,891	1,033
	Atlantia SpA	22,288	876
	Finmeccanica SpA	23,968	713
	Mediobanca Banca di Credito
	Finanziaria SpA	26,255	624
	Banca Monte dei Paschi di
	Siena SpA	96,374	617
	Mediaset SpA	52,245	542
	Banca Popolare di Milano SpA	31,976	504
	Terna SpA	124,659	489
	Parmalat SpA	116,704	432
	Autogrill SpA	21,130	423
	Fondiaria - Sai SpA	8,624	420
*	Pirelli & C. Accomandita per
	Azioni SpA	316,176	405
	IFIL Investments SpA	33,556	385
	Snam Rete Gas SpA	57,646	373
	Alleanza Assicurazioni SpA	24,956	338
	AEM SpA	73,231	309
	Lottomatica SpA	8,270	296
	Italcementi SpA	12,592	290
	Luxottica Group SpA	8,093	285
	Banca Popolare dell’Emilia
	Romagna Scrl	8,541	203
	Compagnia Assicuratrice
	Unipol SpA	51,936	186
	Banca Carige SpA	37,803	182
	RCS Media Group SpA	23,064	126
	Seat Pagine Gialle SpA	186,531	109
	Banca CR Firenze	11,188	107
	Edison SpA	31,533	107
	Bulgari SpA	3,655	57
	Saras SpA Raffinerie Sarde	9,281	56
	Italcementi SpA Risp.	1,529	26
	Compagnia Assicuratrice
	Unipol SpA	6,354	24
	Mediolanum SpA	3,154	24
	Benetton Group SpA	1,053	19
	Gruppo Editoriale
	L’Espresso SpA	3,122	16
			43,801
Japan (13.8%)
	Toyota Motor Corp.	183,200	10,487
	Mitsubishi UFJ
	Financial Group	725,340	7,258
	Nintendo Co.	7,100	4,509
	Canon, Inc.	88,900	4,498

35

		Market
		Value•
	Shares	($000)
Sumitomo Mitsui Financial
Group, Inc.	509	4,169
Honda Motor Co., Ltd.	91,600	3,430
Mizuho Financial Group, Inc.	586	3,294
Sony Corp.	66,000	3,260
Matsushita Electric
Industrial Co., Ltd.	168,000	3,208
Takeda
Pharmaceutical Co. Ltd.	44,100	2,755
Mitsui & Co., Ltd.	101,000	2,620
Mitsubishi Corp.	83,800	2,609
Nomura Holdings Inc.	130,200	2,320
Nippon Steel Corp.	341,000	2,266
Komatsu Ltd.	67,600	2,266
Japan Tobacco, Inc.	337	1,964
Mitsubishi Estate Co., Ltd.	64,000	1,919
JFE Holdings, Inc.	30,300	1,774
NTT DoCoMo, Inc.	1,218	1,772
Nissan Motor Co., Ltd.	149,200	1,712
Tokyo Electric Power Co.	67,000	1,700
KDDI Corp.	222	1,677
East Japan Railway Co.	201	1,656
Millea Holdings, Inc.	41,300	1,625
Nippon Telegraph and
Telephone Corp.	349	1,597
Mitsui Fudosan Co., Ltd.	55,000	1,522
Toshiba Corp.	168,000	1,423
Shin-Etsu Chemical Co., Ltd.	21,400	1,373
Mitsubishi Electric Corp.	112,000	1,365
Fanuc Co., Ltd.	12,200	1,337
Mitsubishi Heavy
Industries Ltd.	224,000	1,305
Mitsui Sumitomo
Insurance Co.	112,000	1,285
Itochu Corp.	99,000	1,251
Fuji Photo Film Co., Ltd.	26,000	1,244
Orix Corp.	6,030	1,237
Seven and I Holdings Co., Ltd.	47,600	1,229
Denso Corp.	29,300	1,190
Central Japan Railway Co.	112	1,159
Sumitomo Metal
Industries Ltd.	229,000	1,133
Hitachi Ltd.	168,000	1,125
Astellas Pharma Inc.	24,900	1,105
Sumitomo Realty &
Development Co.	31,000	1,094
Kyocera Corp.	12,800	1,088
Kansai Electric Power Co., Inc.	48,200	1,085
Sumitomo Corp.	61,800	1,077

36

		Market
		Value•
	Shares	($000)
Daiichi Sankyo Co., Ltd.	37,400	1,063
Kao Corp.	36,000	1,032
Murata
Manufacturing Co., Ltd.	16,800	1,022
Daiwa Securities Group Inc.	105,000	1,012
Chubu Electric Power Co.	39,400	1,010
Mitsui OSK Lines Ltd.	58,000	959
Bank of Yokohama Ltd.	131,000	930
Nippon Yusen Kabushiki
Kaisha Co.	89,000	919
Sumitomo Chemical Co.	101,000	898
Suzuki Motor Corp.	27,100	890
Fujitsu Ltd.	112,000	879
Marubeni Corp.	102,000	876
Bridgestone Corp.	39,200	868
Rohm Co., Ltd.	9,900	867
Sharp Corp.	54,000	852
Daikin Industries Ltd.	16,800	846
T & D Holdings, Inc.	14,000	843
Ibiden Co., Ltd.	9,800	831
Sumitomo Metal Mining Co.	37,000	826
Hoya Corp.	22,400	816
Softbank Corp.	33,700	787
Yamada Denki Co., Ltd.	7,590	782
TDK Corp.	9,500	780
Secom Co., Ltd.	14,800	761
Sumitomo Trust &
Banking Co., Ltd.	101,000	753
Joyo Bank Ltd.	121,000	750
Toray Industries, Inc.	96,000	741
Asahi Kasei Corp.	96,000	735
Asahi Glass Co., Ltd.	52,000	716
West Japan Railway Co.	143	716
Mitsubishi Chemical
Holdings Corp.	86,000	712
Eisai Co., Ltd.	16,800	705
Terumo Corp.	14,400	705
Yahoo Japan Corp.	1,564	696
NTT Data Corp.	147	670
Tokyo Electron Ltd.	11,200	658
Nippon Mining Holdings Inc.	69,500	657
Ricoh Co.	33,000	652
The Hiroshima Bank, Ltd.	117,000	636
Kirin Brewery Co., Ltd.	45,000	629
NTT Urban Development Corp.	278	627
Aeon Co., Ltd.	39,300	619
Tokyo Gas Co., Ltd.	138,000	615
Leopalace21 Corp.	19,000	607
Kobe Steel Ltd.	168,000	605
Tokyu Corp.	93,000	604
NGK Insulators Ltd.	17,000	603

37

		Market
		Value•
	Shares	($000)
Benesse Corp.	16,000	599
Kuraray Co., Ltd.	44,500	581
Nikon Corp.	18,000	578
Nippon Oil Corp.	65,000	576
Sumitomo Electric
Industries Ltd.	34,600	560
Isuzu Motors Ltd.	112,000	558
NEC Corp.	112,000	557
Asahi Breweries Ltd.	33,600	556
Mitsubishi Motors Corp.	280,000	549
Kyushu Electric
Power Co., Inc.	22,500	549
Nitto Denko Corp.	11,200	547
Mitsubishi Materials Corp.	93,000	544
Olympus Corp.	13,000	541
Sompo Japan Insurance Inc.	46,000	541
CSK Corp.	13,800	541
Makita Corp.	11,200	540
JTEKT Corp.	27,900	536
Credit Saison Co., Ltd.	16,700	533
Mazda Motor Corp.	88,000	530
Hokuhoku Financial
Group, Inc.	166,000	513
Keyence Corp.	2,200	507
Tohoku Electric Power Co.	23,400	494
Konami Corp.	16,700	493
Kawasaki Heavy
Industries Ltd.	136,000	493
Toyoda Automatic Loom
Works Ltd.	11,200	480
Mitsui Trust Holding Inc.	59,000	472
Toyota Tsusho Corp.	16,700	468
Dai-Nippon Printing Co., Ltd.	32,000	465
Aisin Seiki Co., Ltd.	11,200	460
Dentsu Inc.	175	459
Shiseido Co., Ltd.	19,000	457
Shinsei Bank, Ltd.	141,000	457
Konica Minolta Holdings, Inc.	26,000	455
Inpex Holdings, Inc.	42	453
Nippon Express Co., Ltd.	90,000	453
Electric Power
Development Co., Ltd.	11,200	446
SMC Corp.	3,300	442
Urban Corp.	25,200	441
Chugoku Electric
Power Co., Ltd.	22,400	441
JSR Corp.	16,800	436
Osaka Gas Co., Ltd.	112,000	436
Daito Trust
Construction Co., Ltd.	9,300	431
Kawasaki Kisen Kaisha Ltd.	31,000	430

38

			Market
			Value•
		Shares	($000)
	Kintetsu Corp.	137,000	416
	Omron Corp.	16,800	413
	Tobu Railway Co., Ltd.	86,000	406
	Yamaha Corp.	16,800	391
	Yakult Honsha Co., Ltd.	16,800	390
	SBI Holdings, Inc.	1,226	389
	Chugai
	Pharmaceutical Co., Ltd.	22,300	386
	Nikko Securities Co., Ltd.	26,500	382
	THK Co., Inc.	17,300	381
	Mizuho Trust &
	Banking Co., Ltd.	212,000	379
	Stanley Electric Co.	16,800	374
	Hokkaido Electric
	Power Co., Ltd.	16,800	363
	Citizen Watch Co., Ltd.	33,600	362
	JS Group Corp.	22,300	361
	Marui Co., Ltd.	34,800	361
	Showa Denko K.K.	92,000	361
	Sekisui House Ltd.	28,000	358
	Mitsui Chemicals, Inc.	38,000	357
	The Nishi-Nippon City
	Bank, Ltd.	120,000	357
	Nissin Food
	Products Co., Ltd.	11,200	352
	Hokuriku Electric Power Co.	16,800	352
	Toho Co., Ltd.	17,500	350
	Sankyo Co., Ltd.	8,200	350
	Sumco Corp.	9,500	347
	Sojitz Holdings Corp.	75,500	347
	Namco Bandai Holdings Inc.	22,400	345
	Nisshin Steel Co.	89,000	343
	Daiwa House
	Industry Co., Ltd.	24,000	342
	Isetan Co.	25,200	340
	Nipponkoa Insurance Co., Ltd.	37,000	339
	Shizuoka Bank Ltd.	32,000	336
	MEDICEO Holdings Co., Ltd.	22,400	326
	Advantest Corp.	11,200	325
*	Elpida Memory Inc.	9,400	324
	Toppan Printing Co., Ltd.	33,000	322
	Chiba Bank Ltd.	40,000	321
	Yamaha Motor Co., Ltd.	11,200	320
	Kubota Corp.	38,000	319
	Sumitomo Heavy
	Industries Ltd.	24,000	317
	Ajinomoto Co., Inc.	28,000	316
	Nomura Research
	Institute, Ltd.	8,900	315
	Toyo Seikan Kaisha Ltd.	16,800	304

39

			Market
			Value•
		Shares	($000)
	Yamato Holdings Co., Ltd.	20,000	295
	Japan Steel Works Ltd.	18,000	294
	Fuji Heavy Industries Ltd.	56,000	291
	Taisho Pharmaceutical Co.	15,000	288
	Yokogawa Electric Corp.	22,400	282
	Ono Pharmaceutical Co., Ltd.	5,400	279
*	Sanyo Electric Co., Ltd.	168,000	278
	Taiheiyo Cement Corp.	88,000	277
	Shikoku Electric Power	11,000	276
	Shionogi & Co., Ltd.	16,000	273
	Nippon Paper Group, Inc.	91	272
	Taisei Corp.	90,000	271
	Trend Micro Inc.	6,000	268
	Seiko Epson Corp.	11,200	265
	Nippon Sheet Glass Co., Ltd.	42,000	256
	OJI Paper Co., Ltd.	56,000	256
	Nidec Corp.	3,400	255
	Promise Co., Ltd.	8,400	253
	NSK Ltd.	26,000	231
	Hirose Electric Co., Ltd.	1,900	228
	Dowa Mining Co., Ltd.	19,000	223
	Mitsubishi Gas Chemical Co.	22,000	220
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	37,000	218
	Tokyu Land Corp.	21,000	218
	Brother Industries Ltd.	16,000	214
	Nippon Electric
	Glass Co., Ltd.	12,500	212
	Teijin Ltd.	44,000	212
	Odakyu Electric Railway Co.	29,000	203
	NTN Corp.	21,000	200
	Kurita Water Industries Ltd.	5,900	197
	Kyowa Hakko Kogyo Co.	18,000	197
	Fukuoka Financial Group, Inc.	30,000	193
	Aioi Insurance Co., Ltd.	33,000	192
	Fast Retailing Co., Ltd.	3,300	190
	Shinko Securities Co., Ltd.	36,000	186
	The Hachijuni Bank Ltd.	24,000	183
	Shimizu Corp.	35,000	183
	Takashimaya Co.	15,000	182
	JGC Corp.	9,000	180
	Tokyo Tatemono Co., Ltd.	14,000	180
	Mitsumi Electric Co., Ltd.	3,900	180
	Bank of Kyoto Ltd.	14,000	179
	Kajima Corp.	49,000	174
	Tosoh Corp.	27,000	173
	TonenGeneral Sekiyu K.K.	17,000	171
	Denki Kagaku Kogyo K.K.	29,000	171
	Keio Electric Railway Co., Ltd.	28,000	170

40

			Market
			Value•
		Shares	($000)
	Cosmo Oil Co., Ltd.	39,000	170
	NOK Corp.	7,600	170
	Hitachi Construction
	Machinery Co.	4,100	168
	Dai-Nippon Ink &
	Chemicals, Inc.	35,000	168
	Tokuyama Corp.	12,000	168
	Ohbayashi Corp.	33,000	166
*	J. Front Retailing Co., Ltd.	18,400	165
	Shimano, Inc.	4,500	164
	Ube Industries Ltd.	45,000	162
	Nippon Sanso Corp.	18,000	160
	Hitachi Chemical Co., Ltd.	6,500	159
	Minebea Co., Ltd.	23,000	159
	Lawson Inc.	4,600	159
	Casio Computer Co.	16,800	158
	The Suruga Bank, Ltd.	12,000	158
	Gunma Bank Ltd.	22,000	156
	All Nippon Airways Co., Ltd.	40,000	154
	Furukawa Electric Co.	32,000	154
	Mitsubishi Rayon Co., Ltd.	27,000	153
	Mitsui Mining &
	Smelting Co., Ltd.	36,000	152
	Nissan Chemical
	Industries, Ltd.	11,000	151
	Toyota Boshoku Corp.	4,600	151
	Chiyoda Corp.	8,000	149
	Yaskawa Electric Corp.	11,000	148
	Keihin Electric Express
	Railway Co., Ltd.	24,000	147
	The Chugoku Bank, Ltd.	10,000	145
	Matsushita Electric
	Works, Ltd.	13,000	145
	Asics Corp.	9,000	144
	Sapporo Holdings Ltd.	19,000	143
	Oriental Land Co., Ltd.	2,400	142
	Fujikura Ltd.	22,000	142
	Mabuchi Motor Co.	2,100	142
	Shimadzu Corp.	14,000	141
	Ushio Inc.	6,800	140
	Keihan Electric
	Railway Co., Ltd.	35,000	140
	Japan Petroleum
	Exploration Co., Ltd.	1,800	137
	The Iyo Bank, Ltd.	14,000	137
	Maruichi Steel Tube Ltd.	4,800	136
	Toho Gas Co., Ltd.	26,000	134
	FamilyMart Co., Ltd.	4,600	134
	Daicel Chemical Industries Ltd.	18,000	133

41

			Market
			Value•
		Shares	($000)
	Hakuhodo DY Holdings Inc.	1,810	131
	Mitsubishi Logistics Corp.	9,000	130
	Daido Steel Co., Ltd.	19,000	130
*	Japan Airlines System Co.	57,000	129
*	Aozora Bank, Ltd.	37,000	128
	Diamond Lease Co., Ltd.	3,690	128
	Uni-Charm Corp.	2,100	125
	Sapporo Hokuyo Holdings, Inc.	12	124
	Toto Ltd.	17,000	123
	Nisshinbo Industries, Inc.	9,000	123
*	Yamato Kogyo Co., Ltd.	2,600	122
	Amada Co., Ltd.	12,000	121
	Taiyo Yuden Co., Ltd.	7,000	116
	Sekisui Chemical Co.	16,000	110
	Idemitsu Kosan Co. Ltd.	900	105
	Alps Electric Co., Ltd.	8,000	100
*	Hitachi Koki Co.	5,400	97
	Yamaguchi Financial
	Group, Inc.	8,000	94
	Shima Seiki
	Manufacturing, Ltd.	1,800	93
	Nomura Real
	Estate Holdings Inc.	3,100	90
*	Pacific Metals Co., Ltd.	7,000	89
*	Takata Corp.	2,400	86
	Okuma Corp.	6,000	85
	Resona Holdings Inc.	40	72
	Mori Seiki Co.	2,800	71
	AEON Mall Co., Ltd.	2,700	70
	Tanabe Seiyaku Co., Ltd.	5,000	58
	Fuji Electric Holdings Co., Ltd.	14,000	53
	Yokohama Rubber Co.	7,000	52
	Hitachi Metals Ltd.	4,000	52
	Kikkoman Corp.	4,000	51
	NGK Spark Plug Co.	3,000	50
	Ryohin Keikaku Co., Ltd.	800	50
	Sumitomo Rubber
	Industries Ltd.	3,900	48
	77 Bank Ltd.	7,000	47
	ZEON Corp.	5,000	47
	Nagoya Railroad Co., Ltd.	16,000	47
	Hamamatsu Photonics Co.	1,500	47
	Yamatake Corp.	1,500	47
	Hankyu Corp.	10,000	47
	Takefuji Corp.	1,800	46
	Kinden Corp.	5,000	44
*	Haseko Corp.	18,000	43
	Hino Motors, Ltd.	6,000	43
	Toyoda Gosei Co., Ltd.	1,200	43

42

		Market
		Value•
	Shares	($000)
NHK Spring Co.	5,000	43
Daihatsu Motor Co., Ltd.	4,000	43
The Juroku Bank, Ltd.	7,000	42
The Nanto Bank, Ltd.	8,000	42
Mitsukoshi, Ltd.	9,000	42
Onward Kashiyama Co., Ltd.	4,000	41
Canon Sales Co. Inc.	2,100	41
Kamigumi Co., Ltd.	5,000	41
Alfresa Holdings Corp.	700	41
Nisshin Seifun Group Inc.	4,500	41
Nippon Meat Packers, Inc.	4,000	40
Shimamura Co., Ltd.	400	39
Tokyo Steel Manufacturing Co.	2,800	39
USS Co., Ltd.	590	39
Kansai Paint Co., Ltd.	5,000	38
Dainippon
Pharmaceutical Co., Ltd.	4,000	37
JAFCO Co., Ltd.	900	37
Shinko Electric
Industries Co., Ltd.	1,600	37
IHI Corp	15,000	36
Pioneer Corp.	3,200	36
Susuken Co., Ltd.	1,100	36
Santen
Pharmaceutical Co., Ltd.	1,500	35
Osaka Titanium
Technologies Co.	400	35
Toyo Suisan Kaisha, Ltd.	2,000	35
Uny Co., Ltd.	4,000	35
Shimachu Co.	1,200	35
Seino Transportation Co., Ltd.	4,000	34
Acom Co., Ltd.	1,430	34
Hankyu Department
Stores, Inc.	4,000	33
Sega Sammy Holdings Inc.	2,400	33
Aiful Corp.	1,350	32
Showa Shell Sekiyu K.K.	2,700	32
Aoyama Trading Co., Ltd.	1,200	31
Coca-Cola West Japan Co., Ltd.	1,300	30
Asatsu-DK Inc.	900	30
Nitori Co., Ltd.	650	30
Ito En, Ltd.	1,400	30
Aeon Credit Service Co. Ltd.	1,900	29
Toyobo Ltd.	12,000	28
Rinnai Corp.	900	28
Q.P. Corp.	2,800	28
Kaneka Corp.	3,000	27
Tokai Rika Co., Ltd.	900	27
Park24 Co., Ltd.	2,600	26

43

			Market
			Value•
		Shares	($000)
	Sumitomo Osaka
	Cement Co., Ltd.	10,000	25
	Wacoal Corp.	2,000	24
	Fuji Television Network, Inc.	12	24
	Tokyo Broadcasting
	System, Inc.	900	24
	Ebara Corp.	5,000	24
	SFCG Co., Ltd.	140	23
	EDION Corp.	2,000	23
	House Foods Industry Corp.	1,400	22
*	Oki Electric Industry Co. Ltd.	13,000	22
	Keisei Electric Railway Co., Ltd.	4,000	22
	Matsui Securities Co., Ltd.	2,700	21
	The Shiga Bank, Ltd.	3,000	21
	Meiji Dairies Corp.	4,000	21
	Ezaki Glico Co., Ltd.	2,000	21
	Toda Corp.	4,000	21
	Higo Bank Ltd.	3,000	21
	Nippon Light Metal Co.	10,000	21
	Kokuyo Co., Ltd.	2,300	20
	Monex Beans Holdings, Inc.	29	20
	Nippon Shokubai Co., Ltd.	2,000	20
	Square Enix Co., Ltd.	600	20
	ULVAC, Inc.	500	19
	Hisamitsu
	Pharmaceutical Co. Inc.	700	19
	Otsuka Corp.	200	19
	Nipro Corp.	1,000	19
	The Hokkoku Bank, Ltd.	4,000	19
	The Musashino Bank, Ltd.	400	19
	Sumitomo Bakelite Co. Ltd.	3,000	18
	Oracle Corp. Japan	400	18
	Circle K Sunkus Co., Ltd.	1,200	18
	Kissei Pharmaceutical Co.	1,000	18
	The San-in Godo Bank, Ltd.	2,000	18
	The Hyakugo Bank Ltd.	3,000	18
	Dai-Nippon Screen
	Manufacturing Co., Ltd.	3,000	18
	Fuji Soft ABC Inc.	900	18
*	Matsumotokiyoshi
	Holdings Co., Ltd.	1,000	18
	Sagami Railway	5,000	18
	Meiji Seika Kaisha Ltd.	4,000	18
	Yamazaki Baking Co., Ltd.	2,000	18
	The Daishi Bank, Ltd.	4,000	17
	Ogaki Kyoritsu Bank, Ltd.	3,000	17
	Nippon Paint Co., Ltd.	3,000	17
	Don Quijote Co., Ltd.	800	16
	Nippon Kayaku Co., Ltd.	2,000	16

44

			Market
			Value•
		Shares	($000)
	The Awa Bank, Ltd.	3,000	16
	Bosch Corp.	3,000	16
	Komeri Co., Ltd.	600	15
	The Hyakujushi Bank Ltd.	3,000	15
	Sumitomo Forestry Co.	2,000	15
	The Bank of Nagoya, Ltd.	2,000	15
	Meitec Corp.	500	15
	Toho Titanium Co., Ltd.	400	15
	Nishi-Nippon Railroad Co., Ltd.	4,000	15
	Tsumura & Co.	800	14
	Itochu Techno-Science Corp.	400	14
	Lion Corp.	3,000	14
	Obic Co., Ltd.	70	14
	Koito Manufacturing Co., Ltd.	1,000	14
	The Kagoshima Bank, Ltd.	2,000	14
	Hitachi High-Technologies Corp.	600	14
	Okasan Holdings, inc.	2,000	13
	IZUMI Co., Ltd.	900	13
	Hitachi Cable Ltd.	2,000	13
	Nichirei Corp.	3,000	13
	Toshiba TEC Corp.	2,000	13
	DISCO Corp.	200	12
	Round One Corp.	5	12
	Lintec Corp.	600	12
*	The Tokyo Star Bank, Ltd.	4	12
	Takara Holdings Inc.	2,000	12
	Sohgo Security
	Services Co. , Ltd.	700	12
	Tokyo Style Co.	1,000	12
	Sanken Electric Co., Ltd.	2,000	11
*	Dowa Fire &
	Marine Insurance Co.	2,000	11
	Futaba Corp.	500	11
*	NEC Electronics Corp.	400	11
	The Keiyo Bank, Ltd.	2,000	10
	Kose Corp.	400	10
	MISUMI Group Inc.	600	10
	Tokai Rubber Industries, Ltd.	500	10
	Gunze Ltd.	2,000	10
	Mochida Pharmaceutical	1,000	10
	Kobayashi
	Pharmaceutical Co., Ltd.	300	10
	Nichicon Corp.	800	10
	Central Glass Co., Ltd.	2,000	9
	Tokyo Seimitsu Co., Ltd.	400	9
	NIS Group Co., Ltd.	2,680	9
	Autobacs Seven Co., Ltd.	400	9
	Nishimatsu Construction Co.	3,000	9
	Hikari Tsushin, Inc.	300	9

45

			Market
			Value•
		Shares	($000)
	Nippon Television
	Network Corp.	70	9
	Mizuho Investors
	Securities Co., Ltd.	5,000	9
	Fukuyama
	Transporting Co., Ltd.	2,000	9
	TIS Inc.	500	9
*	Funai Electric Co., Ltd.	200	9
	ABC-Mart Inc.	400	8
	Sysmex Corp.	200	8
	The Shikoku Bank, Ltd.	2,000	8
	Heiwa Corp.	700	8
	Nidec Sankyo Corp.	1,000	8
	ASKUL Corp.	300	8
	Sumisho Computer
	Systems Corp.	400	7
*	Fuji Fire &
	Marine Insurance Co., Ltd.	2,000	7
*	Kansai Urban Banking Corp.	2,000	7
	Hitachi Information
	Systems Ltd.	300	7
	PanaHome Corp.	1,000	6
	Kandenko Co., Ltd.	1,000	6
	NS Solutions Corp.	200	6
*	Seiyu Ltd.	5,000	6
*	Mitsubishi UFL
	NiCOS Co., Ltd.	3,000	6
	Koei Co., Ltd.	300	6
	Aichi Steel Corp.	1,000	6
	Calsonic Kansei Corp.	1,000	5
	TV Asahi Corp.	3	5
	Toppan Forms Co., Ltd.	500	5
	Toyota Auto Body Co., Ltd.	300	5
	Hitachi Maxwell	400	5
	Ryoshoku Ltd.	200	4
*	Orient Corp.	3,000	4
*	Misawa Homes Holdings, Inc.	400	4
	OBIC Business
	Consultants Co., Ltd.	50	3
	Plenus Co. Ltd.	200	3
*	Victor Company of Japan, Ltd.	1,000	2
	Hitachi Software
	Engineering Co., Ltd.	100	2
	Yoshinoya D&C Co. Ltd.	1	2
	kabu.com Securities Co., Ltd.	1	1
	Hitachi Capital Corp.	100	1
	Sanyo Shinpan Finance Co., Ltd.	40	1

46

			Market
			Value•
		Shares	($000)
	Net One Systems Co., Ltd.	1	1
	Katokichi Co., Ltd.	200	1
	Sky Perfect JSAT Corp.	2	1
	Sumitomo Real
	Estate Sales Co., Ltd.	10	1
	Culture Convenience
	Club Co., Ltd.	100	1
	Tokyu Construction Co., Ltd.	130	1
	Gulliver International Co., Ltd.	10	1
*	The Goodwill Group, Inc.	2	—
	OMC Card, Inc.	100	—
*	Daiei, Inc.	50	—
			197,874
Luxembourg (0.4%)
*	ArcelorMittal	68,275	5,509
	SES Global FDR	23,412	579
	RTL Group	935	95
			6,183
Malaysia (0.5%)
	Malayan Banking Bhd.	250,000	845
	Public Bank Bhd.	225,600	776
	Bumiputra-Commerce
	Holdings Bhd.	217,800	757
	IOI Corp. Bhd.	288,355	658
	Genting Bhd.	179,200	446
	Sime Darby Bhd.	130,400	438
	Malaysia International
	Shipping Corp., Bhd.
	(Foreign)	92,700	273
	Resorts World Bhd.	186,700	216
	Telekom Malaysia Bhd.	66,400	204
	Tenaga Nasional Bhd.	69,900	197
	Gamuda Bhd.	126,900	175
	Golden Hope Plantations Bhd.	61,000	166
	Kuala Lumpur Kepong Bhd.	34,600	153
	UMW Holdings Malaysia Bhd.	34,100	152
	IJM Corp. Bhd.	54,900	144
	Digi.com Bhd.	17,711	133
	AMMB Holdings Bhd.	94,400	120
	PLUS Expressways Bhd.	118,100	119
	Petronas Gas Bhd.	35,100	118
	YTL Corp., Bhd.	48,800	111
	PPB Group Bhd.	35,000	102
	British American Tobacco Bhd.	8,400	102
	SP Setia Bhd.	39,700	93
	Berjaya Sports Toto Bhd.	59,800	92
	YTL Power International Bhd.	124,700	90
	RHB Capital Bhd.	32,300	62
	Tanjong Public Ltd. Co.	11,200	59

47

			Market
			Value•
		Shares	($000)
	Hong Leong Bank Bhd.	29,700	59
	Alliance Financial
	Group Berhad	64,100	57
	Magnum Corp., Bhd.	60,300	53
	Lafarge Malayan Cement Bhd.	82,100	45
	Petronas Dagangan Bhd.	16,100	43
	EON Capital Bhd. .	18,900	40
	Astro All Asia Networks PLC	33,000	34
	Star Publications Bhd.	27,600	28
	Malaysia Airports
	Holdings Bhd.	24,600	26
*	Proton Holdings Bhd.	15,700	25
	Puncak Niaga Holdings Bhd.	11,400	18
	Carlsberg Brewery
	Malaysia Bhd.	7,700	11
	Malaysian Pacific
	Industries Bhd.	3,800	10
			7,250
Mexico (1.1%)
	America Movil SA de CV	2,052,642	6,516
*	Cemex SAB de CV ADR	53,324	1,635
	Grupo Mexico SA de CV	176,200	1,603
	Telefonos de Mexico SA	753,343	1,378
	Wal-Mart de Mexico SA	223,600	908
	Grupo Televisa SA CPO	173,600	859
	Grupo Financerio
	Banorte SA de CV	140,000	658
	Fomento Economico
	Mexicano UBD	140,000	498
*	Carso Global Telecom
	SAB de CV	95,200	457
	Grupo Financiero Inbursa,
	SA de CV	134,400	353
	Grupo Modelo SA	67,200	314
*	Corporacion GEO, SA de CV	55,249	204
	Industrias Penoles
	SA Series CP	8,379	199
	Grupo Aeroportuario
	del Pacifico SA	27,495	145
	Grupo Bimbo SA	20,807	118
	Kimberly Clark de Mexico
	SA de CV Series A	26,255	114
*	Desarrolladora Homex
	SA de CV	11,997	113
	Alfa SA de CV Series A	16,270	110
*	Impulsora del Desarrollo
	y el Empleo en America
	Latina, SA de CV	48,500	74

48

			Market
			Value•
		Shares	($000)
	Consorcio ARA SA de CV	24,021	28
	Organzacion Soriana
	S.A.B. de C.V.	5,200	16
*	URBI Desarrollos Urbanos
	SA de CV	3,900	15
*	Carso Infraestructura
	y Construccion, SA	10,400	11
	TV Azteca SA CPO	15,700	9
	Gruma SA	2,100	8
	Grupo Continental SA	2,200	5
	Grupo Aeroportuario del
	Pacifico SA ADR	64	3
			16,351
Netherlands (2.0%)
	ING Groep NV	145,976	6,598
	Unilever NV	108,608	3,535
	Koninklijke (Royal)
	Philips Electronics NV	76,114	3,149
	Koninklijke KPN NV	128,671	2,429
	Aegon NV	107,999	2,239
	Akzo Nobel NV	19,530	1,574
	Koninklijke Ahold NV	85,580	1,289
	TNT NV	30,598	1,256
	Heineken NV	14,602	1,025
	ASML Holding NV	28,430	990
	Reed Elsevier NV	44,279	861
	Koninklijke DSM NV	13,538	769
	European Aeronautic
	Defence and Space Co.	21,586	736
	Wolters Kluwer NV	18,530	582
	Heineken Holding NV	7,234	429
	Corio NV	4,085	359
	Randstad Holding NV	6,020	335
	SNS Reaal	7,634	184
	Koninklijke Numico NV	2,115	168
			28,507

49

			Market
			Value•
		Shares	($000)
New Zealand (0.1%)
	Telecom Corp. of
	New Zealand Ltd.	119,854	403
	Fletcher Building Ltd.	40,623	373
	Auckland International
	Airport Ltd.	54,079	120
	Sky City Entertainment
	Group Ltd.	28,847	120
	Contact Energy Ltd.	17,036	119
	Fisher & Paykel
	Healthcare Corp. Ltd.	30,157	76
	Fisher & Paykel Appliances
	Holdings Ltd.	16,700	45
	Kiwi Income Property Trust	36,857	42
	The Warehouse Group Ltd.	9,177	40
	Sky Network Television Ltd.	8,985	40
	Vector Ltd.	18,681	35
	Port of Tauranga Ltd.	3,953	22
	Air New Zealand Ltd.	9,143	15
			1,450
Norway (0.7%)
	Statoil ASA	86,001	2,930
	Telenor ASA	61,600	1,450
	Orkla ASA	71,400	1,335
	DnB NOR ASA	64,286	1,065
	Aker Kvaerner ASA	19,600	687
	Yara International ASA	16,800	655
*	SeaDrill Ltd.	22,400	536
*	Renewable Energy Corp. AS	6,417	330
	Storebrand ASA	22,400	321
	Norske Skogindustrier ASA	12,741	141
	Norsk Hydro ASA	5,950	87
			9,537
Peru (0.1%)
	Compania de Minas
	Buenaventura S.A.u. ADR	7,896	453
	Volcan Compania Minera SA	35,804	168
	Credicorp Ltd.	2,161	160
*	Sociedad Minera
	Cerro Verde SA	1,333	44
			825

50

			Market
			Value•
		Shares	($000)
Philippines (0.1%)
	Philippine Long Distance
	Telephone Co.	2,130	149
	Ayala Land, Inc.	331,800	116
	Ayala Corp.	7,400	106
	Bank of Philippine Islands	70,000	106
	SM Investments Corp.	11,170	98
	SM Prime Holdings, Inc.	238,899	67
	Manila Electric Co.	27,700	53
	Metropolitan Bank &
	Trust Co.	35,000	50
	Jollibee Foods Corp.	28,000	33
	Petron Corp.	104,000	17
			795
Poland (0.3%)
	Powszechna Kasa
	Oszczednosci Bank Polski
	SA	30,856	686
	Bank Polska Kasa Opieki
	Grupa Pekao SA	6,146	653
	Polski Koncern Naftowy SA	22,624	524
	KGHM Polska Miedz SA	8,456	461
	Telekomunikacja Polska SA	43,512	412
	Bank Przemyslowo Handlowy
	PBK SA	840	329
	Polish Oil & Gas	69,588	158
	Bank Zachodni WBK SA	1,334	149
	Bank Handlowy W Warszawie	2,274	106
*	Globe Trade Centre SA	3,144	65
*	Bank Rozwoju Eksportu SA	216	50
*	Getin Holding SA	7,868	48
	TVN SA	4,191	42
	BIG Bank Gdanski SA	3,693	20
			3,703
Portugal (0.3%)
	Electricidade de Portugal SA	193,453	1,246
	Portugal Telecom SGPS SA	76,436	1,024
	Banco Comercial Portugues
	SA	167,584	818
	Brisa-Auto Estradas
	de Portugal SA	25,138	357
	PT Multimedia-Servicos
	de Telecomunicacoes
	e Multimedia, SGPS, SA	15,714	214
	Banco Espirito Santo SA	7,372	179
*	Galp Energia, SGPS, SA	10,973	177
	Banco BPI SA	18,927	167

51

			Market
			Value•
		Shares	($000)
	Cimpor-Cimento de Portugal
	SA	10,547	96
			4,278
Russia (1.7%)
	OAO Gazprom ADR	159,122	7,955
	LUKOIL Sponsored ADR	42,649	3,914
	Sberbank	558,388	2,414
	Mining and Metallurgical Co.
	Norilsk Nickel ADR	5,580	1,724
	Surgutneftegaz OJSC ADR	22,804	1,496
	Mobile TeleSystems ADR	11,310	939
*	RAO Unified Energy System
	GDR	6,971	908
	Tatneft GDR	7,154	895
	OAO Vimpel-Communications
	Sponsored ADR	23,220	768
	Rosneft Oil Co. GDR	83,733	746
*	VTB Bank OJSC - GDR	65,680	633
	Rostelecom ADR	9,839	587
	Sistema JSFC GDR	10,800	433
	Polyus Gold ADR	9,259	424
	Cherepovets MK Severstal
	GDR	8,683	207
	Wimm-Bill-Dann Foods ADR	812	97
			24,140
Singapore (0.9%)
	DBS Group Holdings Ltd.	98,000	1,534
	United Overseas Bank Ltd.	99,000	1,485
	Oversea-Chinese
	Banking Corp., Ltd.	208,000	1,335
	Singapore
	Telecommunications Ltd.	448,000	1,274
	Singapore Exchange Ltd.	96,000	1,052
	Capitaland Ltd.	150,000	845
	Singapore Airlines Ltd.	53,670	733
	Keppel Corp., Ltd.	70,000	720
	Fraser & Neave Ltd.	139,000	582
	Singapore Press
	Holdings Ltd.	179,000	570
	City Developments Ltd.	40,000	442
	ComfortDelGro Corp. Ltd.	261,000	351
	Wilmar International Ltd.	112,565	325
	Cosco Corp. Singapore Ltd.	53,000	288
	Sembcorp Industries Ltd.	52,000	215
	Singapore Technologies
	Engineering Ltd.	50,151	133
	StarHub Ltd.	44,840	97
	CapitaMall Trust	28,000	71
	SembCorp Marine Ltd.	19,600	61
	Jardine Cycle N Carriage Ltd.	4,000	59
	Venture Corp. Ltd.	6,000	58
	United Industrial Corp., Ltd.	25,000	54

52

			Market
			Value•
		Shares	($000)
	Keppel Land Ltd.	9,000	52
	Neptune Orient Lines Ltd.	14,000	50
	Capitacommercial Trust	22,000	41
	Parkway Holdings Ltd.	14,000	41
	United Overseas Land Ltd.	9,000	33
	Wing Tai Holdings Ltd.	13,000	31
	Noble Group Ltd.	19,000	31
	Singapore Post Ltd.	34,000	29
*	STATS ChipPAC Ltd.	22,000	25
	Yanlord Land Group Ltd.	8,000	22
	Allgreen Properties Ltd.	19,000	21
*	Chartered Semiconductor
	Manufacturing Ltd.	25,000	20
	SMRT Corp. Ltd.	15,000	18
	MobileOne Ltd.	9,900	14
	Singapore Land Ltd.	2,000	14
	Haw Par Brothers
	International Ltd.	2,000	11
	SIA Engineering Co., Ltd.	3,000	10
*	GuocoLeisure Ltd.	10,000	10
	Hotel Properties Ltd.	3,000	9
	Wheelock Properties
	(Singapore), Ltd.	5,000	9
	Cerebos Pacific Ltd.	1,000	3
*	Pacific Century Regional
	Developments Ltd.	4,000	1
	People’s Food Holdings Ltd.	1,000	1
	Fortune Real Estate
	Investment Trust	1,000	1
	Creative Technology Ltd.	150	1
			12,782
South Africa (1.7%)
	MTN Group Ltd.	122,649	2,391
	Sasol Ltd.	41,448	2,118
	Standard Bank Group Ltd.	93,284	1,692
	Impala Platinum Holdings Ltd.	42,472	1,604
	Anglo Platinum Ltd.	7,000	1,205
	Naspers Ltd.	37,368	1,188
	FirstRand Ltd.	272,224	1,083
	AngloGold Ltd.	18,578	869
	Remgro Ltd.	29,363	861
	Gold Fields Ltd.	43,512	786
	Growthpoint Properties Ltd.	310,883	786
	Reunert Ltd.	50,970	610
	Sanlan Ltd.	144,825	531
	Telkom South Africa Ltd.	17,606	482
	Nedbank Group Ltd.	20,160	445
	Steinhoff International
	Holdings Ltd.	134,994	420
	ABSA Group Ltd.	20,662	415

53

			Market
			Value•
		Shares	($000)
	Bidvest Group Ltd.	19,446	409
	RMB Holdings Ltd.	57,609	340
	Murray & Roberts
	Holdings Ltd.	21,498	331
	Aspen Pharmacare
	Holdings Ltd.	55,916	327
	ArcelorMittal
	South Africa, Ltd.	13,838	312
	Tiger Brands Ltd.	10,100	292
*	Harmony Gold
	Mining Co., Ltd.	25,550	289
	Sappi Ltd.	16,744	256
	Imperial Holdings Ltd.	12,400	252
	JD Group Ltd.	24,586	236
*	Pretoria Portland
	Cement Co. Ltd.	30,581	223
	Kumba Iron Ore Ltd.	5,550	217
	Barloworld Ltd.	10,234	199
	Aveng Ltd.	20,119	199
	Shoprite Holdings Ltd.	28,247	177
	Investec Ltd.	13,602	170
	African Bank
	Investments Ltd.	29,385	164
	Network Healthcare
	Holdings Ltd.	81,000	164
	Woolworths Holdings Ltd.	52,722	153
	Massmart Holdings Ltd.	11,713	147
	Sun International Ltd.	6,230	142
	Truworths International Ltd.	26,445	134
	Liberty Group Ltd.	8,800	129
	Foschini Ltd.	14,161	117
	Ellerine Holdings Ltd.	7,700	103
	African Rainbow Minerals Ltd.	4,399	102
	Johnnic Communications Ltd.	6,153	99
	Nampak Ltd.	26,423	88
*	Metorex Ltd.	19,140	87
	Grindrod Ltd.	20,900	81
	Metropolitan Holdings Ltd.	32,500	80
	AECI Ltd.	4,318	60
	Spar Group Ltd.	4,827	43
	Mondi Ltd.	4,131	42
	Pick’n Pay Stores Ltd.	7,000	39
	Exxaro Resources Ltd.	2,050	33
*	Mvelaphanda Resources Ltd.	3,803	30
	Northam Platinum Ltd.	4,328	30
	AVI Ltd.	8,400	29
	Fountainhead Property Trust	25,000	28
	JSE Ltd.	2,082	28
	Santam Ltd.	1,389	28
	New Clicks Holdings Ltd.	9,985	28

54

			Market
			Value•
		Shares	($000)
	African Oxygen Ltd.	4,576	25
	Wilson Bayly
	Holmes-Ovcon Ltd.	1,211	24
	Datatec Ltd.	4,078	24
	Mr. Price Group Ltd.	5,866	24
	Tongaat-Hulett	1,470	23
	Group Five Ltd.	2,173	22
	Discovery Holdings, Ltd.	4,985	22
	Lewis Group Ltd.	2,446	21
	Super Group Ltd.	10,500	21
	Medi-Clinic Corp., Ltd.	5,654	20
	Highveld Steel &
	Vanadium Corp. Ltd.	979	17
	ApexHi Properties Ltd. Class B	3,613	11
	Allied Technologies Ltd.	761	9
	ApexHi Properties Ltd. Class A	3,613	9
	Illovo Sugar Ltd.	2,529	9
	Pick’n Pay Holdings Ltd.	3,058	7
	Gold Reef Resorts Ltd.	1,280	7
	Mvelaphanda Group Ltd.	2,570	4
			24,222
South Korea (3.2%)
[1]	Samsung Electronics Co., Ltd.
	GDR	17,992	5,505
	POSCO ADR	24,164	4,440
	Shinhan Financial
	Group Co., Ltd. ADR	20,792	2,723
	Kookmin Bank-Sponsored
	ADR	32,007	2,615
	Korea Electric Power Corp.
	ADR	95,454	2,124
	Hyundai Heavy
	Industries Co., Inc.	3,551	1,997
	SK Telecom Co. Ltd. ADR	50,730	1,563
*	SK Energy Co., Ltd.	5,905	1,357
*	NHN Corp.	3,094	995
	KT Corp. ADR	41,049	965
	Samsung Corp.	9,180	850
	Samsung Heavy
	Industries Co., Ltd.	13,630	823
	Samsung Fire &
	Marine Insurance Co.	2,803	780
	Hyundai Motor Co., Ltd.	9,699	771
	Samsung Electronics Co., Ltd.	1,111	685
	LG Electronics Inc.	6,407	674
	SK Holdings Co Ltd	2,200	661
	Shinsegae Co., Ltd.	835	658
*	Hyundai Engineering &
	Construction Co., Ltd.	4,904	502

55

			Market
			Value•
		Shares	($000)
	Hyundai Development Co.	4,450	499
	Samsung Securities Co. Ltd.	3,950	495
	Hana Financial Group Inc.	9,730	492
	LG Corp.	5,375	492
*	Doosan Heavy Industries and
	Construction Co., Ltd.	2,595	479
	GS Engineering &
	Construction Corp.	2,260	479
	S-Oil Corp.	5,170	470
	Hyundai Merchant
	Marine Co., Ltd.	8,610	467
	Hanwha Corp.	4,660	463
	Daelim Industrial Co.	2,060	453
	LG Chem Ltd.	3,130	391
	Hyundai Mobis	3,869	389
	Hyundai Mipo
	Dockyard Co., Ltd.	780	347
	KT & G Corp.	4,240	342
*	LG. Philips LCD Co., Ltd.	5,580	308
	Korea Investment
	Holdings Co., Ltd.	3,120	280
	Samsung Techwin Co., Ltd.	4,550	279
	Woori Finance
	Holdings Co., Ltd.	12,250	267
	LS Cable Ltd.	1,700	263
	Amorepacific Corp.	273	261
	Daewoo Shipbuilding &
	Marine Engineering Co., Ltd.	4,060	258
	Kangwon Land Inc.	9,480	254
	Daewoo Securities Co., Ltd.	8,420	251
	Hyundai Steel Co.	2,510	250
	Lotte Shopping Co., Ltd.	515	242
	CJ Corp.	2,136	239
	Kumkang Korea
	Chemical Co., Ltd.	311	230
*	CJ CheilJedang Corp.	667	221
	Samsung
	Electro-Mechanics Co.	3,310	219
	Doosan Infracore Co., Ltd.	4,960	211
	GS Holdings Corp.	2,890	207
	Cheil Industrial, Inc.	3,060	203
	Hyundai Securities Co.	8,350	200
	Woori Investment &
	Securities Co., Ltd.	6,430	198
	Korean Air Co. Ltd.	2,240	197
	Korea Exchange Bank	11,850	196
	Daewoo International Corp.	4,420	188
	Hanjin Shipping Co., Ltd.	3,180	186
	Daewoo Engineering &
	Construction Co., Ltd.	6,010	174

56

			Market
			Value•
		Shares	($000)
	Hyundai Department
	Store Co., Ltd.	1,230	172
	Korea Telecom Freetel	4,310	159
*	Samsung Card Co. Ltd.	2,023	139
*	Kia Motors	11,280	131
	Dongkuk Steel Mill Co., Ltd.	1,850	111
	LG Household &
	Health Care Ltd.	480	107
	Woongjin Coway Co., Ltd.	2,710	104
	Samsung SDI Co. Ltd.	1,266	102
	LG Petrochemical Co., Ltd.	1,680	99
	Honam Petrochemical Corp.	640	98
	Hyosung Corp.	1,280	96
	Pusan Bank	5,340	96
	Industrial Bank of Korea	4,430	91
	Hankook Tire Co. Ltd.	4,160	88
*	LG Telecom Ltd.	8,023	88
	Daegu Bank	4,840	86
	Hite Brewery Co., Ltd.	525	79
	Yuhan Corp.	365	78
*	Ssangyong Motor Co.	8,300	59
	Lotte Confectionery Co., Ltd.	35	58
	Shinhan Financial Group Ltd.	790	52
	S1 Corp.	700	47
	Glovis Co., Ltd.	510	45
	Pacific Corp.	195	44
	Korea Gas Corp.	570	43
	SKC Co. Ltd.	920	40
	Samsung Fine
	Chemicals Co., Ltd.	530	40
	Daishin Securities Co.	1,240	39
	Hanwha Chemical Corp.	1,220	36
	Lotte Chilsung
	Beverage Co., Ltd.	23	33
	LG Dacom Corp.	980	32
	POSCO	39	28
*	Daum Communications Corp.	308	28
	Nong Shim Co. Ltd.	112	25
	Cheil Communications Inc.	84	24
	Daishin Securities Co.	1,470	24
	Sindo Ricoh Co., Inc.	286	23
*	NCsoft Corp.	370	23
	Halla Climate Control Corp.	2,260	22
	Poongsan Corp.	790	22
	Hyundai Hysco	1,580	21
*	Lotte Midopa Co., Ltd.	1,270	20
	Hyundai Autonet Co., Ltd.	2,830	19
	Kookmin Bank	220	18
*	Dongbu HiTek Co. Ltd.	530	7
*	Hyundai Securities

57

			Market
			Value•
		Shares	($000)
	Rights Exp. 11/1/07	929	5
			45,529
Spain (3.4%)
	Telefonica SA	321,963	10,661
	Banco Santander
	Central Hispano SA	423,207	9,255
	Banco Bilbao
	Vizcaya Argentaria SA	252,469	6,389
	Iberdrola SA	336,050	5,421
	Repsol YPF SA	82,129	3,245
	Banco Popular Espanol SA	82,686	1,451
	Altadis SA	17,061	1,217
	Industria de Diseno Textil SA	15,228	1,139
	Gamesa Corporacion
	Tecnologica, SA	20,665	1,052
	ACS, Actividades de
	Contruccion y Servisios, SA	16,892	1,049
	Gas Natural SDG SA	15,093	931
	Abertis Infraestructuras SA	24,606	823
	Banco De Sabadell SA	72,279	736
	Union Fenosa SA	9,663	644
	Grupo Ferrovial, SA	7,239	633
	Acerinox SA	20,776	614
	Acciona SA	1,556	482
	Enagas SA	13,608	387
	Sacyr Vallehermoso SA	6,714	317
	Fomento de
	Construc y Contra SA	3,080	269
	Bankinter SA	15,481	230
	Zardoya Otis SA	6,026	204
	Cintra Concesiones de
	Infraestructuras de
	Transport SA	10,728	188
	Gestevision Telecinco SA	6,143	177
	Corporacion Mapfre SA	32,514	153
	Corporacion Financiera Alba
	SA	1,937	145
	Red Electrica de Espana SA	2,582	145
	Compania Espanola
	de Petroleos SA	1,264	129
	Endesa SA	2,260	118
	Metrovacesa SA	981	116
*	Inmobiliaria Colonial SA	22,274	109
	Banco Espanol de Credito, SA	5,101	105
*	Sogecable SA	2,379	96
	Promotora de
	Informaciones SA	4,360	86
	Antena 3 Television	2,328	41

58

			Market
			Value•
		Shares	($000)
*	Metrovacesa,
	SA Rights Exp. 11/9/07	981	—
			48,757
Sweden (1.8%)
	Nordea Bank AB	172,158	3,084
	Telefonaktiebolaget
	LM Ericsson AB Class B	981,370	2,936
*	Volvo AB B Shares	97,600	1,919
*	Sandvik AB	79,600	1,512
	TeliaSonera AB	143,500	1,416
	Svenska Handelsbanken
	AB A Shares	41,342	1,375
	Hennes & Mauritz
	AB B Shares	19,600	1,310
	Skandinaviska Enskilda Banken
	AB A Shares	41,000	1,262
*	Volvo AB A Shares	51,534	1,005
	Swedbank AB A Shares	28,000	880
	Investor AB B Shares	33,600	835
*	Atlas Copco AB-A Shares	44,800	753
	Investor AB A Shares	28,606	698
	SSAB Svenskt Stal
	AB Series A	20,777	677
*	SKF AB-B Shares	33,600	655
*	Scania AB-B Shares	23,560	647
	Svenska Cellulosa AB-B	34,790	615
	Tele2 AB B Shares	23,950	566
*	Atlas Copco AB-B Shares	33,600	527
	Electrolux AB Series B	24,807	482
	Assa Abloy AB	22,212	467
	Skanska AB B Shares	23,162	460
	Alfa Laval AB	4,600	366
*	Industrivarden AB A Shares	15,852	346
	Swedish Match AB	15,332	344
	Securitas AB B Shares	22,400	283
	Boliden AB	13,811	245
	Husqvarna AB B Shares	12,006	145
*	Scania AB-A Shares	3,212	92
	SSAB Svenskt Stal
	AB Series B	3,029	90
*	Industrivarden AB C Shares	2,872	58
	Holmen AB	1,300	51
	Securitas Systems
	AB B Shares	8,489	34
*	Securitas Direct AB B Shares	6,500	19
			26,154
Switzerland (4.7%)
	Nestle SA (Registered)	26,496	12,238

59

			Market
			Value•
		Shares	($000)
	Novartis AG (Registered)	157,387	8,372
	Roche Holdings AG	47,373	8,091
	UBS AG	139,704	7,490
	Credit Suisse Group
	(Registered)	81,862	5,532
	ABB Ltd.	153,048	4,627
	Zurich Financial Services AG	9,533	2,878
	Swiss Re (Registered)	24,983	2,349
	Cie. Financiere Richemont AG	32,621	2,333
	Syngenta AG	6,822	1,650
	Holcim Ltd. (Registered)	13,264	1,516
	Julius Baer Holding, Ltd.	13,902	1,207
	Swatch Group AG (Bearer)	2,680	858
	Swiss Life Holding	2,407	666
	Swisscom AG	1,736	643
	Swatch Group AG (Registered)	9,850	620
	Nobel Biocare Holding AG	2,066	603
	Lonza AG (Registered)	4,697	548
	Adecco SA (Registered)	8,371	505
	SGS Societe Generale
	de Surveillance Holding
	SA (Registered)	332	436
	Givaudan SA	443	436
	Kuehne & Nagel International
	AG	3,538	380
	Synthes, Inc.	2,906	363
	Roche Holdings AG (Bearer)	1,890	360
*	Petroplus Holdings AG	4,053	354
	Geberit AG	2,547	345
	Baloise Holdings AG	3,189	340
*	OC Oerlikon Corp AG	686	327
	Lindt & Spruengli AG	8	305
	Pargesa Holding SA	2,482	284
	Clariant AG	19,529	250
	CIBA Specialty Chemicals
	AG (Registered)	3,171	158
	Straumann Holding AG	474	132
	Lindt & Spruengli AG	37	128
	Schindler Holding
	AG (Registered)	1,802	125
	EFG International	2,059	97
	Schindler Holding
	AG (Bearer
	Participation Certificates)	999	70
			67,616
Taiwan (2.2%)
	Taiwan Semiconductor

60

			Market
			Value•
		Shares	($000)
	Manufacturing Co., Ltd.
	ADR	346,938	3,695
	Hon Hai Precision
	Industry Co., Ltd.	406,400	3,116
	AU Optronics Corp. ADR	116,644	2,535
	Chunghwa Telecom Co., Ltd.
	ADR	77,467	1,487
	United
	Microelectronics Corp.
	ADR	326,958	1,233
	Siliconware Precision
	Industries Co. ADR	100,271	1,161
	Nan Ya Plastic Corp.	370,000	1,113
	Formosa Plastic Corp.	356,000	1,105
	MediaTek Inc.	50,000	989
	^Advanced Semiconductor
	Engineering Inc. ADR	154,847	932
	China Steel Corp.	552,250	784
	Asustek Computer Inc.	217,168	771
	High Tech Computer Corp.	36,800	758
	Cathay Financial Holding Co.	274,000	717
	Formosa Chemicals &
	Fibre Corp.	245,000	663
	Foxconn
	Technology Co., Ltd.	44,600	543
	Chi Mei
	Optoelectronics Corp.	300,640	435
	Delta Electronics Inc.	93,000	376
*	Chinatrust Financial Holding	497,000	365
	Acer Inc.	142,200	338
	Fubon Financial
	Holding Co., Ltd.	342,000	333
	Mega Financial
	Holding Co. Ltd.	495,000	324
	Taiwan Semiconductor
	Manufacturing Co., Ltd.	158,000	316
	Uni-President
	Enterprises Co.	210,320	305
	Compal Electronics Inc.	228,695	292
*	Fuhwa Financial
	Holdings Co., Ltd.	367,845	274
	China Development
	Financial Holding Corp.	646,840	271
	Far Eastern Textile Ltd.	198,570	265
	Lite-On Technology Corp.	133,506	248
	First Financial
	Holding Co., Ltd.	284,260	235
	Shin Kong Financial

61

			Market
			Value•
		Shares	($000)
	Holdings Co.	230,549	216
	Synnex Technology
	International Corp.	63,850	215
	Powerchip
	Semiconductor Corp.	455,255	212
	Hau Nan Financial
	Holdings Co., Ltd.	264,000	199
	Formosa Petrochemical Corp.	60,000	196
	Taiwan Cellular Corp.	137,000	185
	Quanta Computer Inc.	102,220	172
	SinoPac Holdings	360,000	168
*	Chunghwa Picture
	Tubes, Ltd.	396,000	166
	Taiwan Cooperative Bank	211,380	165
	Taiwan Cement Corp.	95,390	164
	Catcher Technology Co., Ltd.	23,300	161
	Chang Hwa
	Commercial Bank	213,000	143
*	Taishin Financial Holdings	288,000	142
	Pou Chen Corp.	147,370	141
	Far EasTone
	Telecommunications
	Co., Ltd.	112,000	139
	Asia Cement Corp.	84,680	138
*	Tatung Co., Ltd.	241,000	133
	Wistron Corp.	63,377	128
	Unimicron Technology Corp.	56,500	115
	Nanya Technology Corp.	142,467	90
*	HannStar Display Corp.	180,504	84
	Macronix
	International Co., Ltd.	107,863	71
	Taiwan Fertilizer Co., Ltd.	27,000	70
	Taiwan Glass Industrial Corp.	49,880	69
	ProMOS Technologies Inc.	239,000	68
	Novatek
	Microelectronics Corp., Ltd.	14,199	66
	Walsin Lihwa Corp.	118,000	64
	Realtek Semiconductor Corp.	16,275	63
	Nan Ya Printed
	Circuit Board Corp.	9,237	61
	D-Link Corp.	25,320	57
	Inventec Co., Ltd.	87,800	56
	Wintek Corp.	37,000	53
	Formosa Taffeta Co., Ltd.	46,000	52
	Hotai Motor Co. Ltd.	20,000	52
*	E.Sun Financial
	Holding Co., Ltd.	91,000	52

62

			Market
			Value•
		Shares	($000)
	Mitac International Corp.	37,901	50
	KGI Securities Co., Ltd.	84,000	48
*	CMC Magnetics Corp.	109,000	47
*	Qisda Corp.	33,000	47
	Yulon Motor Co., Ltd.	39,580	47
	U-Ming Marine
	Transport Corp.	12,000	39
	Coretronic Corp.	25,320	39
	Largan Precision Co., Ltd.	3,060	38
	Evergreen Marine Corp.	38,000	37
	Cheng Shin Rubber
	Industry Co., Ltd.	18,190	36
	Inotera Memories, Inc.	36,320	35
	Fu Sheng Industrial Co., Ltd.	30,000	33
	Wan Hai Lines Ltd.	29,000	29
	Capital Securities Corp.	43,050	28
*	Polaris Securities Co., Ltd.	50,307	28
	Micro-Star
	International Co., Ltd.	25,597	27
	President Chain Store Corp.	9,000	27
	Teco Electric &
	Machinery Co., Ltd.	48,000	27
	Yang Ming Marine Transport	31,247	26
	Advantech Co., Ltd.	9,450	26
	Chicony Electronics Co., Ltd.	13,200	26
	Winbond Electronics Corp.	73,000	25
	Feng Hsin Iron &
	Steel Co., Ltd.	16,000	25
*	Taiwan Business Bank	76,000	24
	Yageo Corp.	59,000	23
	Masterlink Securities Corp.	43,645	22
*	Far Eastern International Bank	51,000	22
	Yuen Foong Yu Paper
	Manufacturing Co., Ltd.	47,470	22
	President Securities Corp.	28,980	22
	Compal Communications, Inc.	8,400	21
	Asia Optical Co., Inc.	6,059	21
	Gigabyte Technology Co., Ltd.	25,000	21
	Ton Yi Industrial Corp.	42,000	21
	Zyxel Communications Corp.	11,220	21
*	Ritek Corp.	69,000	21
	Cheng Uei Precision
	Industry Co., Ltd.	7,350	21
	Eternal Chemical Co., Ltd.	15,680	20
	Cathay Construction Corp.	36,000	20

63

			Market
			Value•
		Shares	($000)
	China Motor Co., Ltd.	21,105	20
	Silicon Integrated
	Systems Corp.	38,000	19
	Yieh Phui Enterprise	43,260	19
	Kinpo Electronics, Inc.	45,900	18
	Sunplus Technology Co., Ltd.	9,972	18
	Faraday Technology Corp.	6,118	18
	China Airlines	39,134	18
*	Via Technologies Inc.	25,000	18
	Vanguard International
	Semiconductor Corp.	20,198	17
	Waterland Financial Holdings	52,020	17
	Compeq
	Manufacturing Co., Ltd.	38,000	17
	Taiwan Secom Corp., Ltd.	11,000	17
	Transcend Information Inc.	4,039	15
*	Jih Sun Financial
	Holdings Co., Ltd.	46,375	14
	Oriental Union Chemical Corp.	8,160	12
*	EVA Airways Corp.	19,000	8
	Phoenixtec Power Co., Ltd.	7,000	7
	Giant Manufacturing Co., Ltd.	3,000	7
	Inventec Appliances Corp.	3,150	7
	Taiwan Life Insurance Co., Ltd.	3,300	6
*	Elitegroup Computer
	Systerm Co., Ltd.	9,000	6
	Evergreen International
	Storage & Transport Co.	8,000	5
*	China Bills Finance Corp.	18,000	5
	LITE-ON IT Corp.	3,024	3
*	Cosmos Bank Taiwan	26,000	2
			31,730
Thailand (0.3%)
*	PTT Exploration &
	Production Public Co. Ltd.
	(Foreign)	202,900	967
	Bangkok Bank
	Public Co., Ltd.
	(Foreign)	201,400	760
	Siam Cement Public Co. Ltd.
	(Foreign)	87,900	681
*	Siam Commercial Bank
	Public Co. Ltd. (Foreign)	214,200	599
	Kasikornbank Public Co. Ltd.
	(Foreign)	142,300	378
*	IRPC Public Co. Ltd.
	(Foreign)	1,805,200	356

64

			Market
			Value•
		Shares	($000)
	Advanced Info Service
	Public Co. Ltd. (Foreign)	111,800	296
	PTT Chemical Public Co. Ltd.
	(Foreign)	20,400	250
*	PTT Exploration and
	Production Public Co. Ltd.
	(Local)	24,000	115
*	Siam Commercial Bank
	Public Co. Ltd. (Local)	31,500	89
	Thai Oil Public Co. Ltd.
	(Foreign)	20,000	56
*	IRPC Public Co. Ltd. (Local)	262,000	52
*	Advanced Info Service
	Public Co., Ltd. (Local)	15,000	40
	PTT Chemical Public Co. Ltd.
	(Foreign)	9,100	37
	Bank of Ayudhya PLC
	(Foreign)	29,600	26
	Krung Thai Bank
	Public Co. Ltd. (Foreign)	72,700	25
*	Electricity Generating
	Public Co. Ltd. (Local)	6,700	23
	Airports of Thailand
	Public Co. Ltd. (Foreign)	12,200	22
	Banpu Public Co. Ltd. (Foreign)	1,600	21
	Land and Houses
	Public Co. Ltd. (Foreign)	84,200	21
	BEC World Public Co. Ltd.
	(Foreign)	29,300	20
	C.P. 7-Eleven Public Co. Ltd.
	(Foreign)	67,000	20
	Ratchaburi Electricity
	Generating Holding
	Public Co. Ltd.	12,800	19
	Siam City Cement
	Public Co. Ltd. (Foreign)	2,200	19
*	Banpu Public Co. Ltd. (Local)	1,400	18
	Thai Airways International
	Public Co. Ltd.	15,600	18
	Central Pattana Public Co. Ltd.
	(Foreign)	23,600	18
*	Thai Military Bank PLC
	(Foreign)	274,900	13
	Thoresen Thai Agencies
	Public Co. Ltd. (Foreign)	4,500	8
	Hana Microelectronics
	Public Co. Ltd. (Foreign)	8,900	7
	Charoen Pokphand Foods

65

			Market
			Value•
		Shares	($000)
	Public Co., Ltd. (Foreign)	43,600	6
*	True Corp. Public Co. Ltd.
	(Foreign)	27,000	6
	The Aromatics (Thailand)
	Public Co. Ltd. (Foreign)	2,800	6
*	Italian-Thai Development
	Public Co. Ltd. (Foreign)	19,500	5
	Siam Makro Public Co. Ltd.
	(Foreign)	1,700	5
	Delta Electronics (Thailand)
	Public Co. Ltd. (Foreign)	7,200	5
	Thanachart Capital
	Public Co. Ltd. (Foreign)	9,300	5
	Bangkok Expressway
	Public Co. Ltd. (Foreign)	5,500	4
	Thai Union Frozen Products
	Public Co., Ltd. (Foreign)	5,500	4
	TISCO Finance Public Co. Ltd.
	(Foreign)	3,800	3
*	Siam City Bank Public Co., Ltd.
	(Foreign)	6,100	3
	TPI Polene PLC (Foreign)	5,900	3
*	Total Access Communications
	PLC	1,000	1
			5,030
Turkey (0.3%)
	Akbank T.A.S.	67,104	618
	Anadolu Efes Biracilik ve
	Malt Sanayii A.S.	44,139	545
*	KOC Holding A.S.	86,302	476
	Turkiye Garanti Bankasi A.S.	42,201	392
	Turkiye Is Bankasi A.S.
	C Shares	52,734	363
	Eregli Demir ve
	Celik Fabrikalari A.S.	25,725	252
*	Yapi ve Kredi Bankasi A.S.	48,415	190
	Turkcell Iletisim Hizmetleri
	A.S.	18,164	178
	Enka Insaat ve Sanayi A.S.	10,629	167
	Haci Omer Sabanci Holding
	A.S.	23,279	160
	Turkiye Vakiflar Bankasi TAO	37,996	146
	Tupras-Turkiye
	Petrol Rafinerileri A.S.	5,075	145
*	Finansbank A.S.	18,036	82
*	Dogan Yayin Holding A.S.	15,740	80
	Migros Turk A.S.	2,547	45

66

			Market
			Value•
		Shares	($000)
*	Dogan Sirketler
	Grubu Holding A.S.	18,850	42
*	Denizbank A.S.	1,375	15
	Arcelik A.S.	1,740	13
*	Fortis Bank A.S.	5,800	13
	Ford Otomotiv Sanayi A.S.	1,018	12
	Tofas Turk Otomobil Fabrikasi
	A.S.	2,175	12
	Turk Sise ve Cam Fabrikalari
	A.S.	4,129	9
			3,955
United Kingdom (16.2%)
	BP PLC	1,281,267	16,669
	HSBC Holdings PLC	796,470	15,791
	Vodafone Group PLC	3,544,856	13,969
	Royal Dutch Shell PLC
	Class A	244,842	10,739
	GlaxoSmithKline PLC	377,040	9,685
	Royal Dutch Shell PLC
	Class B	186,274	8,127
	Royal Bank of
	Scotland Group PLC	679,570	7,339
	Rio Tinto PLC	67,467	6,327
	Anglo American PLC	89,421	6,220
	BHP Billiton PLC	153,888	5,910
	Barclays PLC	440,527	5,576
	Tesco PLC	530,167	5,393
	AstraZeneca Group PLC	99,921	4,921
	HBOS PLC	252,336	4,600
	Lloyds TSB Group PLC	379,015	4,305
	BG Group PLC	226,896	4,207
	Diageo PLC	177,258	4,067
	British American Tobacco
	PLC	103,545	3,945
	BT Group PLC	545,886	3,711
	Standard Chartered PLC	94,212	3,664
	Xstrata PLC	49,058	3,537
	Unilever PLC	88,278	2,993
	National Grid Transco PLC	176,370	2,917
	Reckitt Benckiser Group PLC	48,235	2,802
	Aviva PLC	174,694	2,752
	Prudential PLC	165,677	2,707
	BAE Systems PLC	236,074	2,453
	Imperial Tobacco Group PLC	45,649	2,317
	SABMiller PLC	75,529	2,275
	Centrica PLC	247,376	1,901

67

			Market
			Value•
		Shares	($000)
	Cadbury Schweppes PLC	141,773	1,886
	Scottish & Southern Energy
	PLC	57,710	1,871
	Man Group PLC	132,911	1,633
	Marks & Spencer Group PLC	115,946	1,576
	Old Mutual PLC	368,227	1,413
	Rolls-Royce Group PLC	120,517	1,352
	J. Sainsbury PLC	112,324	1,280
	British Sky
	Broadcasting Group PLC	89,607	1,269
	Legal & General Group PLC	433,219	1,265
	Reuters Group PLC	91,292	1,259
	Reed Elsevier PLC	86,856	1,139
	WPP Group PLC	83,043	1,136
	Morrison Supermarkets PLC	179,049	1,105
	Land Securities Group PLC	31,979	1,096
	Imperial Chemical Industries
	PLC	77,038	1,057
	Pearson PLC	61,847	1,031
	Scottish & Newcastle PLC	62,872	1,026
	International Power PLC	99,651	1,016
	Shire PLC	36,903	924
	Compass Group PLC	126,030	909
	United Utilities PLC	58,916	896
	Invesco PLC	56,020	857
	Next PLC	18,144	836
	Standard Life PLC	140,546	834
	Smith & Nephew PLC	61,434	832
	Capita Group Plc	51,920	811
	British Land Co., PLC	35,175	796
	British Energy Group PLC	67,566	750
	Lonmin PLC	10,216	734
	Experian Group Ltd.	69,577	732
*	3i Group PLC	31,468	712
	Resolution PLC	44,613	678
	Carnival PLC	14,460	677
	Royal & Sun Alliance
	Insurance Group PLC	200,016	659
	Cable and Wireless PLC	154,086	626
	Smiths Group PLC	25,909	609
	Tullow Oil PLC	44,648	594
	Rentokil Initial PLC	165,146	593
	Liberty International PLC	22,590	563
	ICAP PLC	45,976	561
	Friends Provident PLC	144,259	554
	ITV PLC	263,531	545
	Johnson Matthey PLC	14,448	538
	Home Retail Group	56,626	515

68

			Market
			Value•
		Shares	($000)
	Foreign and Colonial
	Investment Trust PLC	75,376	510
	Burberry Group PLC	39,448	506
	Associated British Foods PLC	26,414	503
	Yell Group PLC	52,650	499
	Severn Trent PLC	16,240	491
	Bunzl PLC	31,864	481
	The Alliance Trust PLC	61,860	479
	Antofagasta PLC	26,992	472
	Mitchells & Butlers PLC	33,915	471
	Cairn Energy PLC	9,464	465
	Whitbread PLC	12,261	453
	William Hill PLC	34,962	452
	Persimmon PLC	20,437	447
	Rexam PLC	39,300	444
	Vedanta Resources PLC	9,650	443
	The Sage Group PLC	87,044	439
	InterContinental
	Hotels Group PLC	18,645	435
	Cobham PLC	98,392	432
	United Business Media PLC	28,065	427
	Enterprise Inns PLC	32,135	422
	Schroders PLC	13,048	419
	Scottish Mortgage
	Investment Trust PLC	29,723	412
	Hays PLC	133,560	383
	Kazakhmys PLC	12,208	376
	Kelda Group PLC	18,756	371
	GKN PLC	47,230	362
	Group 4 Securicor PLC	79,599	352
	Ladbrokes PLC	40,702	350
	Punch Taverns PLC	16,489	346
*	British Airways PLC	37,175	346
	Signet Group PLC	182,264	344
	LogicaCMG PLC	100,595	342
	Drax Group PLC	23,781	335
*	Invensys PLC	48,740	333
	EMAP PLC	17,976	329
	DSG International PLC	113,754	307
	Daily Mail and
	General Trust PLC	23,275	297
	Tate & Lyle PLC	32,536	295
	Barratt Developments PLC	21,216	289
	Aegis Group PLC	105,618	278
	Tomkins PLC	59,373	275
	Trinity Mirror PLC	29,996	252
	Segro PLC	25,533	249
	Bradford & Bingley PLC	38,444	248

69

		Market
		Value•
	Shares	($000)
Travis Perkins PLC	7,208	219
Kesa Electricals PLC	32,421	215
Mondi PLC	22,868	212
* Thomas Cook Group PLC	30,462	190
Electrocomponents PLC	31,920	167
Carphone Warehouse PLC	21,181	155
Misys PLC	29,454	149
Provident Financial PLC	8,093	149
Witan Investment Trust PLC	14,423	148
BBA Aviation PLC	25,207	127
Johnston Press PLC	17,900	112
Schroders PLC-Non
Voting Shares	3,990	112
Kingfisher PLC	25,002	103
Rank Group PLC	43,350	93
Wolseley PLC	4,712	82
International Personal Finance	15,748	81
Hammerson PLC	3,353	78
Alliance & Leicester PLC	3,752	62
* PartyGaming PLC	73,965	48
Biffa PLC	8,537	46
Northern Rock PLC	5,772	22
Fiberweb PLC	1,759	2
		233,297
Total Common Stocks
(Cost $1,302,779)		1,431,843
Temporary Cash Investments (2.3%)
[2] Vanguard Market
Liquidity Fund, 4.955%	31,726,637	31,727
[2] Vanguard Market
Liquidity Fund,
4.955%—Note F	2,001,100	2,001
Total Temporary Cash Investments
(Cost $33,728)		33,728
Total Investments (101.9%)
(Cost $1,336,507)		1,465,571
Other Assets and Liabilities (–1.9%)
Other Assets—Note B		18,650
Liabilities—Note F		(45,629)
		(26,979)
Net Assets (100%)		1,438,592

70

At October 31, 2007, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	1,301,455
Undistributed Net Investment Income	9,459
Accumulated Net Realized Losses	(1,431)
Unrealized Appreciation
Investment Securities	129,064
Foreign Currencies	45
Net Assets	1,438,592

Investor Shares—Net Assets
Applicable to 8,548,014 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	212,905
Net Asset Value Per Share—
Investor Shares	$24.91

Institutional Shares—Net Assets
Applicable to 1,261,038 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	157,325
Net Asset Value Per Share—
Institutional Shares	$124.76

ETF Shares—Net Assets
Applicable to 16,871,902 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,068,362
Net Asset Value Per Share—
ETF Shares	$63.32

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the value of this security represented 0.4% of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

FDR—Fiduciary Depositary Receipt.

GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

71

Statement of Operations

March 2, 2007[1] to
October 31, 2007
($000)
Investment Income
Income
Dividends[2]	10,514
Interest[3]	231
Security Lending	6
Total Income	10,751
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12
Management and Administrative—Investor Shares	124
Management and Administrative—Institutional Shares	10
Management and Administrative—ETF Shares	217
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—Institutional Shares	1
Marketing and Distribution—ETF Shares	33
Custodian Fees	545
Auditing Fees	22
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	—
Total Expenses	985
Expenses Paid Indirectly—Note C	(16)
Net Expenses	969
Net Investment Income	9,782
Realized Net Gain (Loss)
Investment Securities Sold	(1,358)
Foreign Currencies	(396)
Realized Net Gain (Loss)	(1,754)
Unrealized Appreciation (Depreciation)
Investment Securities	129,064
Foreign Currencies	45
Unrealized Appreciation (Depreciation)	129,109
Net Increase (Decrease) in Net Assets Resulting from Operations	137,137

1  Inception.

2  Dividends are net of foreign withholding taxes of $871,000.

3  Interest income from an affiliated company of the fund was $231,000.

72

Statement of Changes in Net Assets

March 2, 2007[1] to
October 31, 2007
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,782
Realized Net Gain (Loss)	(1,754)
Unrealized Appreciation (Depreciation)	129,109
Net Increase (Decrease) in Net Assets Resulting from Operations	137,137
Distributions
Net Investment Income
Investor Shares	—
Institutional Shares	—
ETF Shares	—
Realized Capital Gain
Investor Shares	—
Institutional Shares	—
ETF Shares	—
Total Distributions	—
Capital Share Transactions—Note G
Investor Shares	189,893
Institutional Shares	148,203
ETF Shares	963,359
Net Increase (Decrease) from Capital Share Transactions	1,301,455
Total Increase (Decrease)	1,438,592
Net Assets
Beginning of Period	—
End of Period[2]	1,438,592

1  Inception.

2  Net Assets—End of Period includes undistributed net investment income of $9,459,000.

73

Financial Highlights

Investor Shares
March 8, 2007[1] to
For a Share Outstanding Throughout the Period	October 31, 2007
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.41[2]
Net Realized and Unrealized Gain (Loss) on Investments	4.50
Total from Investment Operations	4.91
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$24.91

Total Return[3]	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$213
Ratio of Total Expenses to Average Net Assets	0.40%*
Ratio of Net Investment Income to Average Net Assets	2.61%*
Portfolio Turnover Rate[4]	10%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 0.25% transaction fee on purchases; the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF creation units.

*  Annualized.

74

Institutional Shares
April 30, 2007[1] to
For a Share Outstanding Throughout the Period	October 31, 2007
Net Asset Value, Beginning of Period	$107.33
Investment Operations
Net Investment Income	1.15[2]
Net Realized and Unrealized Gain (Loss) on Investments	16.28
Total from Investment Operations	17.43
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$124.76

Total Return[3]	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$157
Ratio of Total Expenses to Average Net Assets	0.15%*
Ratio of Net Investment Income to Average Net Assets	2.86%*
Portfolio Turnover Rate[4]	10%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 0.25% transaction fee on purchases and the 2% fee assessed on redemptions of shares held less than two months.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF creation units.

*  Annualized.

75

ETF Shares
March 2, 2007[1] to
For a Share Outstanding Throughout the Period	October 31, 2007
Net Asset Value, Beginning of Period	$49.80
Investment Operations
Net Investment Income	1.03[2]
Net Realized and Unrealized Gain (Loss) on Investments	12.49
Total from Investment Operations	13.52
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$63.32

Total Return	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,068
Ratio of Total Expenses to Average Net Assets	0.25%*
Ratio of Net Investment Income to Average Net Assets	2.76%*
Portfolio Turnover Rate[3]	10%

1  Inception.

2  Calculated based on average shares outstanding.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF creation units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

76

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard International Equity Index Funds. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares were first issued on March 8, 2007, and are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares were first issued on April 30, 2007, and are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares were first issued on March 2, 2007, and first offered to the public on March 8, 2007, and are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases and redemptions of capital shares are credited to paid-in capital.

77

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2007, the fund had contributed capital of $85,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended October 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $16,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended October 31, 2007, the fund realized net foreign currency losses of $396,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the period ended October 31, 2007, the fund realized gains on the sale of passive foreign investment companies of $73,000, which have been included in current period taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2007, was $1,393,000.

For tax purposes, at October 31, 2007, the fund had $10,931,000 of ordinary income available for distribution. The fund had available realized losses of $1,431,000 to offset future net capital gains through October 31, 2015.

At October 31, 2007, the cost of investment securities for tax purposes was $1,337,900,000. Net unrealized appreciation of investment securities for tax purposes was $127,671,000, consisting of unrealized gains of $146,325,000 on securities that had risen in value since their purchase and $18,654,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended October 31, 2007, the fund purchased $1,366,692,000 of investment securities and sold $62,153,000 of investment securities, other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at October 31, 2007, was $1,811,000, for which the fund received cash collateral of $2,001,000.

G. Capital share transactions for each class of shares were:

78

	Inception[1] to
	October 31, 2007
	Amount	Shares
	($000)	(000)
Investor Shares
Issued	206,612	9,294
Issued in Lieu of Cash Distributions	—	—
Redeemed[2]	(16,719)	(746)
Net Increase (Decrease)—Investor Shares	189,893	8,548
Institutional Shares
Issued	148,203	1,261
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	148,203	1,261
ETF Shares
Issued	963,359	16,872
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—ETF Shares	963,359	16,872

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal period. Management has analyzed the fund’s federal tax positions taken for the period from inception to October 31, 2007, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Inception was March 2, 2007, for ETF Shares, March 8, 2007, for Investor Shares, and April 30, 2007, for Institutional Shares.

2  Net of redemption fees of $30,000.

79

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund (the “Fund”) at October 31, 2007, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 7, 2007

Special 2007 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal period ended October 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund will pass through to shareholders foreign source income of $11,050,000 and foreign taxes paid of $676,000. The pass-through of foreign taxes paid will affect only shareholders on the dividend record date in December 2007. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2008.

80

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended October 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
FTSE All-World ex-US Index Fund	4/30/2007	10/31/2007	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,161.31	$2.18
Institutional Shares	1,000.00	1,162.40	0.82
ETF Shares	1,000.00	1,161.83	1.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.19	$2.04
Institutional Shares	1,000.00	1,024.45	0.77
ETF Shares	1,000.00	1,023.95	1.28

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.40% for Investor Shares, 0.15% for Institutional Shares, and 0.25% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

81

Note that the expenses shown in the table on page 47 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account 0.25% transaction fee on purchases or the 2% fee on redemptions of shares held for less than two months, nor do they include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

82

Glossary

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

83

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
148 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
148 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
148 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
148 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
148 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
148 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
148 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
148 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
148 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
148 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.	.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
Vanguard, Connect with Vanguard, and the ship logo	copies of this information, for a fee, by sending a
are trademarks of The Vanguard Group, Inc.	request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
“FTSE®” is a trademark jointly owned by the London	Commission, Washington, DC 20549-0102.
Stock Exchange plc and The Financial Times Limited
and is used by FTSE International Limited under license.
“All-World” is a trademark of FTSE International Limited.	.
The FTSE All-World ex US Index is calculated by FTSE
International Limited. FTSE International Limited does not
sponsor, endorse, or promote the fund; is not in any way
connected to it; and does not accept any liability
in relation to its issue, operation, and trading.

All other marks are the exclusive property of their
respective owners.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)  Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2007: $137,000

Fiscal Year Ended October 31, 2006: $108,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2007: $2,835,320

Fiscal Year Ended October 31, 2006: $2,347,620

(b)   Audit-Related Fees.

Fiscal Year Ended October 31, 2007: $630,400

Fiscal Year Ended October 31, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)   Tax Fees.

Fiscal Year Ended October 31, 2007: $215,900

Fiscal Year Ended October 31, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)   All Other Fees.

Fiscal Year Ended October 31, 2007: $0

Fiscal Year Ended October 31, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)   (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)  Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2007: $215,900

Fiscal Year Ended October 31, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)   For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Charles D. Ellis, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: December 11, 2007

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: December 11, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.